UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

July 31, 2012

1.929356.100

GUX-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	2,864	$ 47,254
Alumina Ltd.	14,552	10,244
Amcor Ltd.	6,557	51,956
AMP Ltd.	15,331	64,607
APA Group unit	3,521	18,131
Asciano Ltd. unit	5,254	23,963
ASX Ltd.	960	31,497
Australia & New Zealand Banking Group Ltd.	14,326	354,399
Bendigo & Adelaide Bank Ltd.	2,537	21,862
BHP Billiton Ltd.	17,236	572,536
Boral Ltd.	4,191	14,799
Brambles Ltd.	8,451	55,330
Caltex Australia Ltd.	648	9,622
Campbell Brothers Ltd.	371	18,286
Centro Retail Australia unit	6,200	13,357
CFS Retail Property Trust unit	11,560	24,054
Coca-Cola Amatil Ltd.	2,944	43,097
Cochlear Ltd.	277	19,195
Commonwealth Bank of Australia	8,450	510,872
Computershare Ltd.	2,107	16,983
Crown Ltd.	1,922	17,068
CSL Ltd.	2,737	122,819
DEXUS Property Group unit	22,626	23,540
Echo Entertainment Group Ltd.	4,176	18,344
Fortescue Metals Group Ltd.	7,435	32,270
Goodman Group unit	8,484	33,524
Harvey Norman Holdings Ltd.	2,637	5,542
Iluka Resources Ltd.	2,204	22,027
Incitec Pivot Ltd.	8,602	28,114
Insurance Australia Group Ltd.	10,998	43,573
John Fairfax Holdings Ltd.	12,300	6,786
Leighton Holdings Ltd.	773	13,899
Lend Lease Group unit	3,094	26,337
Lynas Corp. Ltd. (a)	8,233	6,965
Macquarie Group Ltd.	1,817	47,699
Metcash Ltd.	4,156	14,893
Mirvac Group unit	18,798	27,064
National Australia Bank Ltd.	11,984	314,598
Newcrest Mining Ltd.	4,103	101,328
Orica Ltd.	1,878	49,123
Origin Energy Ltd.	5,902	73,250
OZ Minerals Ltd.	1,975	15,691
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	5,453	$ 6,533
QBE Insurance Group Ltd.	6,225	91,848
QR National Ltd.	8,818	29,654
Ramsay Health Care Ltd.	745	18,571
Rio Tinto Ltd.	2,346	131,160
Santos Ltd.	5,164	58,339
Sims Metal Management Ltd.	718	6,214
Sonic Healthcare Ltd.	1,993	26,495
SP AusNet unit	10,357	11,483
Stockland Corp. Ltd. unit	12,088	42,556
Suncorp-Metway Ltd.	7,000	62,455
Sydney Airport unit	845	2,797
Tabcorp Holdings Ltd.	3,301	11,274
Tattersall's Ltd.	6,553	19,971
Telstra Corp. Ltd.	23,000	96,683
The GPT Group unit	7,760	27,972
Toll Holdings Ltd.	3,287	13,886
Transurban Group unit	6,839	43,985
Wesfarmers Ltd.	5,401	184,978
Westfield Group unit	11,798	123,985
Westfield Retail Trust unit	15,772	50,553
Westpac Banking Corp.	16,326	398,042
Whitehaven Coal Ltd.	2,400	9,256
Woodside Petroleum Ltd.	3,470	123,074
Woolworths Ltd.	6,588	197,800
WorleyParsons Ltd.	1,082	29,666
TOTAL AUSTRALIA		4,785,728
Austria - 0.2%
Andritz AG	390	21,380
Erste Bank AG (a)	1,186	21,495
IMMOFINANZ Immobilien Anlagen AG	4,901	16,046
OMV AG	831	26,155
Osterreichische Elektrizitatswirtschafts AG	364	6,976
Raiffeisen International Bank-Holding AG	256	8,459
Telekom Austria AG	1,867	16,999
Vienna Insurance Group AG Wien	207	8,061
Voestalpine AG	611	16,652
TOTAL AUSTRIA		142,223
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	7,402	23,907
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.5%
Experian PLC	5,445	$ 81,016
Glencore International PLC (d)	7,467	37,480
Petrofac Ltd.	1,366	31,932
Randgold Resources Ltd.	459	41,257
Shire PLC	3,033	87,487
Wolseley PLC	1,550	55,967
WPP PLC	6,821	86,246
TOTAL BAILIWICK OF JERSEY		421,385
Belgium - 0.7%
Ageas	12,657	25,244
Anheuser-Busch InBev SA NV	4,284	338,963
Belgacom SA	833	23,993
Colruyt NV	406	18,453
Delhaize Group SA	559	19,988
Groupe Bruxelles Lambert SA	426	27,911
KBC Groupe SA	869	18,219
Mobistar SA	204	6,294
Solvay SA Class A	309	32,157
Telenet Group Holding NV	330	14,556
UCB SA	605	30,341
Umicore SA	602	26,702
TOTAL BELGIUM		582,821
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	14,000	11,356
Cheung Kong Infrastructure Holdings Ltd.	3,000	18,241
China Gas Holdings Ltd.	14,000	7,402
China Resources Gas Group Ltd.	4,000	7,737
China Yurun Food Group Ltd.	7,000	4,206
Cosco Pacific Ltd.	8,113	11,215
Credicorp Ltd. (NY Shares)	360	41,738
First Pacific Co. Ltd.	10,000	11,219
GOME Electrical Appliances Holdings Ltd.	50,000	4,127
Haier Electronics Group Co. Ltd. (a)	4,000	4,637
Huabao International Holdings Ltd.	8,000	3,580
Kerry Properties Ltd.	4,500	20,687
Kunlun Energy Co. Ltd.	18,000	29,154
Li & Fung Ltd.	30,000	59,267
Nine Dragons Paper (Holdings) Ltd.	8,000	3,765
Noble Group Ltd.	20,000	17,277
NWS Holdings Ltd.	6,310	9,650
Common Stocks - continued
	Shares	Value
Bermuda - continued
Orient Overseas International Ltd.	1,000	$ 5,700
Seadrill Ltd.	1,894	74,283
Shangri-La Asia Ltd.	8,000	15,784
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,023
Yue Yuen Industrial (Holdings) Ltd.	4,000	12,122
TOTAL BERMUDA		376,170
Brazil - 3.0%
AES Tiete SA (PN) (non-vtg.)	700	10,026
All America Latina Logistica SA	2,000	9,233
Amil Participacoes SA	600	5,721
Anhanguera Educacional Participacoes SA	700	9,958
Banco Bradesco SA (PN)	10,300	158,833
Banco do Brasil SA	3,200	34,043
Banco Do Est Rio Grande Sul SA	1,000	7,930
Banco Santander SA (Brasil) unit	4,100	31,032
BM&F Bovespa SA	9,600	53,875
BR Malls Participacoes SA	2,200	25,680
BR Properties SA	1,000	11,663
Bradespar SA (PN)	1,100	16,496
Brasil Foods SA	3,500	50,112
Braskem SA (PN-A)	700	4,232
CCR SA	4,600	38,386
Centrais Eletricas Brasileiras SA (Electrobras)	1,400	9,667
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,300	12,720
Cetip SA	1,000	12,673
Cia.Hering SA	700	13,821
Cielo SA	1,560	45,478
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	20,374
Companhia de Bebidas das Americas (AmBev) (PN)	4,000	153,445
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	600	25,614
Companhia de Saneamento de Minas Gerais	300	7,414
Companhia de Transmissao de Energia Eletrica Paulista:
rights 8/23/12 (a)	1	0
(PN)	200	5,617
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,550	48,755
Companhia Energetica de Sao Paulo Series A	900	16,373
Companhia Paranaense de Energia-Copel (PN-B)	500	10,267
Companhia Siderurgica Nacional SA (CSN)	4,200	21,582
Cosan SA Industria e Comercio	600	9,135
CPFL Energia SA	1,200	13,843
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	1,700	$ 12,278
Diagnosticos da America SA	1,200	6,734
Drogasil SA	1,000	11,419
Duratex SA	1,600	9,330
Ecorodovias Infraestrutura e Logistica SA	700	5,667
Eletropaulo Metropolitana SA (PN-B)	500	4,697
Embraer SA	3,200	20,519
Energias do Brasil SA	1,100	7,274
Fibria Celulose SA (a)	1,500	11,346
Gerdau SA (PN)	4,700	42,706
HRT Participacoes em Petroleo SA (a)	1,600	3,888
HRT Participacoes em Petroleo SA GDR (a)	900	1,131
Hypermarcas SA	2,000	12,590
Itau Unibanco Banco Multiplo SA	12,200	193,311
Itausa-Investimentos Itau SA (PN)	13,560	63,591
JBS SA (a)	2,400	6,278
Klabin SA (PN) (non-vtg.)	2,200	9,716
Light SA	200	2,448
Localiza Rent A Car SA	700	11,351
Lojas Americanas SA (PN)	2,278	16,186
Lojas Renner SA	600	17,940
Metalurgica Gerdau SA (PN)	1,400	15,932
MMX Mineracao e Metalicos SA (a)	600	1,675
MPX Mineracao e Energia SA (a)	200	3,231
MRV Engenharia e Participacoes SA	1,600	8,706
Multiplan Empreendimentos Imobiliarios SA	400	10,115
Multiplus SA	200	4,826
Natura Cosmeticos SA	1,000	26,235
Obrascon Huarte Lain Brasil SA	800	6,910
Odontoprev SA	1,500	7,283
OGX Petroleo e Gas Participacoes SA (a)	7,100	19,576
Oi SA	1,233	7,094
Oi SA (PN)	4,548	22,594
PDG Realty SA Empreendimentos e Participacoes	5,200	8,653
PDG Realty SA Empreendimentos e Participacoes rights 8/15/12 (a)	913	18
Petroleo Brasileiro SA - Petrobras:
(ON)	15,300	149,700
(PN) (non-vtg.)	23,100	219,818
Porto Seguro SA	800	6,988
Redecard SA	1,800	29,031
Souza Cruz SA	2,100	29,616
Common Stocks - continued
	Shares	Value
Brazil - continued
Sul America SA unit	705	$ 4,300
Telefonica Brasil SA	1,600	37,501
TIM Participacoes SA	4,400	18,337
Totvs SA	600	11,068
Tractebel Energia SA	800	14,269
Ultrapar Participacoes SA	1,700	40,069
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,900	6,843
Vale SA	6,700	121,465
Vale SA (PN-A)	11,000	195,393
TOTAL BRAZIL		2,391,644
Canada - 7.9%
Agnico-Eagle Mines Ltd. (Canada)	910	39,935
Agrium, Inc.	846	80,471
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	623	29,508
ARC Resources Ltd.	1,498	37,388
Athabasca Oil Corp. (a)	1,790	21,937
Bank of Montreal	3,412	195,428
Bank of Nova Scotia	5,879	306,891
Barrick Gold Corp.	5,357	176,332
Baytex Energy Corp.	633	26,245
BCE, Inc.	1,367	58,178
Bell Aliant, Inc.	378	9,404
Bombardier, Inc. Class B (sub. vtg.)	7,873	28,341
Bonavista Energy Corp.	845	15,361
Brookfield Asset Management, Inc. Class A	3,003	101,872
Brookfield Properties Corp.	1,397	23,890
CAE, Inc.	1,655	16,684
Cameco Corp.	2,056	43,053
Canadian Imperial Bank of Commerce	2,152	157,401
Canadian National Railway Co.	2,368	208,902
Canadian Natural Resources Ltd.	5,868	160,034
Canadian Oil Sands Ltd.	2,522	50,749
Canadian Pacific	889	72,256
Canadian Tire Ltd. Class A (non-vtg.)	427	28,234
Canadian Utilities Ltd. Class A (non-vtg.)	288	20,103
Catamaran Corp. (a)	519	44,083
Cenovus Energy, Inc.	4,044	123,596
Centerra Gold, Inc.	732	5,263
CGI Group, Inc. Class A (sub. vtg.) (a)	1,266	29,831
CI Financial Corp.	867	19,288
Common Stocks - continued
	Shares	Value
Canada - continued
Crescent Point Energy Corp.	1,575	$ 62,601
Eldorado Gold Corp.	3,514	38,019
Empire Co. Ltd. Class A (non-vtg.)	136	7,742
Enbridge, Inc.	3,976	162,672
Encana Corp.	3,946	87,903
Enerplus Corp.	1,111	15,610
Fairfax Financial Holdings Ltd. (sub. vtg.)	108	40,654
Finning International, Inc.	950	21,826
First Quantum Minerals Ltd.	2,485	45,123
Fortis, Inc.	975	32,609
Franco-Nevada Corp.	721	35,185
George Weston Ltd.	260	15,361
Gildan Activewear, Inc.	582	16,412
Goldcorp, Inc.	4,336	156,517
Great-West Lifeco, Inc.	1,472	31,822
H&R REIT/H&R Finance Trust	400	9,972
Husky Energy, Inc.	1,775	44,090
IAMGOLD Corp.	2,105	23,509
IGM Financial, Inc.	566	22,175
Imperial Oil Ltd.	1,584	67,855
Industrial Alliance Insurance and Financial Services, Inc.	558	12,436
Inmet Mining Corp.	311	12,371
Intact Financial Corp.	707	45,472
Ivanhoe Mines Ltd.	2,125	17,905
Kinross Gold Corp.	6,119	51,131
Loblaw Companies Ltd.	564	18,317
Magna International, Inc. Class A (sub. vtg.)	1,144	45,858
Manulife Financial Corp.	9,687	104,033
MEG Energy Corp. (a)	678	27,584
Metro, Inc. Class A (sub. vtg.)	552	30,631
National Bank of Canada	870	64,787
New Gold, Inc. (a)	2,458	25,025
Nexen, Inc.	2,763	70,201
Onex Corp. (sub. vtg.)	522	19,868
Open Text Corp. (a)	290	13,103
Osisko Mining Corp. (a)	1,959	16,741
Pacific Rubiales Energy Corp.	1,603	36,269
Pan American Silver Corp.	886	13,261
Pembina Pipeline Corp.	1,513	40,433
Pengrowth Energy Corp.	2,748	17,510
Penn West Petroleum Ltd.	2,592	35,358
Potash Corp. of Saskatchewan, Inc.	4,591	203,261
Common Stocks - continued
	Shares	Value
Canada - continued
Power Corp. of Canada (sub. vtg.)	1,894	$ 43,514
Power Financial Corp.	1,339	33,006
Precision Drilling Corp. (a)	1,137	9,047
Progress Energy Resources Corp.	1,056	23,966
Research In Motion Ltd. (a)	2,585	18,483
RioCan (REIT)	764	21,819
Ritchie Brothers Auctioneers, Inc.	449	9,496
Rogers Communications, Inc. Class B (non-vtg.)	2,105	82,512
Royal Bank of Canada	7,691	394,041
Saputo, Inc.	700	29,826
Shaw Communications, Inc. Class B	2,067	40,336
Shoppers Drug Mart Corp.	1,155	47,624
Silver Wheaton Corp.	1,908	52,587
SNC-Lavalin Group, Inc.	822	32,426
Sun Life Financial, Inc.	3,096	67,239
Suncor Energy, Inc.	8,415	257,271
Talisman Energy, Inc.	5,553	68,662
Teck Resources Ltd. Class B (sub. vtg.)	3,094	86,787
TELUS Corp.	341	21,293
TELUS Corp. (non-vtg.)	777	47,657
The Toronto-Dominion Bank	4,828	379,943
Thomson Reuters Corp.	1,975	56,009
Tim Hortons, Inc.	371	19,708
Tim Hortons, Inc. (Canada)	496	26,377
TMX Group, Inc.	363	17,917
Tourmaline Oil Corp. (a)	651	18,858
TransAlta Corp.	1,233	19,242
TransCanada Corp.	3,764	171,413
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,532	73,021
Vermilion Energy, Inc.	508	23,682
Viterra, Inc.	1,749	28,009
Yamana Gold, Inc.	3,934	58,332
TOTAL CANADA		6,269,973
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	6,000	7,141
Airtac International Group	1,000	5,077
Anta Sports Products Ltd.	6,000	3,366
ASM Pacific Technology Ltd.	1,200	15,428
Belle International Holdings Ltd.	24,000	44,443
Bosideng International Holdings Ltd.	12,000	3,141
China Mengniu Dairy Co. Ltd.	6,000	17,873
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Resources Cement Holdings Ltd.	10,000	$ 5,274
China Resources Land Ltd.	10,000	20,297
China Rongsheng Heavy Industry Group Co. Ltd.	16,500	2,277
China Shanshui Cement Group Ltd.	10,000	5,687
China State Construction International Holdings Ltd.	8,000	8,356
China ZhengTong Auto Services Holdings Ltd. (a)	2,000	954
China Zhongwang Holdings Ltd. (a)	6,400	2,336
Country Garden Holdings Co. Ltd.	22,638	8,583
Daphne International Holdings Ltd.	4,000	4,003
Dongyue Group Co. Ltd.	4,000	2,115
Enn Energy Holdings Ltd.	4,000	15,346
Evergrande Real Estate Group Ltd.	27,000	12,604
Foxconn International Holdings Ltd. (a)	13,000	3,889
GCL-Poly Energy Holdings Ltd.	33,000	4,894
Geely Automobile Holdings Ltd.	20,000	6,654
Golden Eagle Retail Group Ltd. (H Shares)	3,000	5,424
Hengan International Group Co. Ltd.	4,000	37,964
Hengdeli Holdings Ltd.	12,000	3,342
Intime Department Store Group Co. Ltd.	5,000	4,700
Kingboard Chemical Holdings Ltd.	3,500	7,239
Lee & Man Paper Manufacturing Ltd.	9,000	3,691
Lifestyle International Holdings Ltd.	2,000	4,601
Longfor Properties Co. Ltd.	6,000	8,851
Lonking Holdings Ltd.	7,000	1,291
MGM China Holdings Ltd.	5,200	7,229
MStar Semiconductor, Inc.	2,000	12,792
Parkson Retail Group Ltd.	7,500	6,760
Sands China Ltd.	12,400	36,698
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,509
Shimao Property Holdings Ltd.	7,500	10,774
Shui On Land Ltd.	16,503	6,810
SOHO China Ltd.	11,500	8,557
Tencent Holdings Ltd.	5,500	164,404
Tingyi (Cayman Islands) Holding Corp.	10,000	24,811
TPK Holdings Co.	1,295	14,490
Uni-President China Holdings Ltd.	4,000	3,812
Veripos (a)	128	246
Want Want China Holdings Ltd.	32,000	38,872
Wynn Macau Ltd.	8,400	17,916
Yingde Gases Group Co. Ltd.	3,500	2,997
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Zhen Ding Technology Holding Ltd. (a)	1,000	$ 3,019
Zhongsheng Group Holdings Ltd. Class H	3,500	3,742
TOTAL CAYMAN ISLANDS		642,279
Chile - 0.5%
AES Gener SA	15,011	8,162
Aguas Andinas SA	12,800	8,485
Banco de Chile	91,544	13,047
Banco de Credito e Inversiones	172	11,045
Banco Santander Chile	345,624	25,058
CAP SA	413	14,843
Cencosud SA	5,489	31,325
Colbun SA (a)	36,942	10,254
Compania Cervecerias Unidas SA	510	6,740
Compania de Petroleos de Chile SA (COPEC)	2,345	34,003
CorpBanca SA	464,552	5,803
E-CL SA	1,888	4,263
Empresa Nacional de Electricidad SA	18,097	30,140
Empresa Nacional de Telecomunicaciones SA (ENTEL)	720	14,158
Empresas CMPC SA	6,126	23,007
Enersis SA	69,719	23,180
Lan Airlines SA	1,410	34,786
SACI Falabella	2,703	26,316
Sociedad Quimica y Minera de Chile SA (PN-B)	485	29,105
Vina Concha y Toro SA	1,386	2,713
TOTAL CHILE		356,433
China - 2.2%
Agricultural Bank China Ltd. (H Shares)	116,000	47,269
Air China Ltd. (H Shares)	8,000	5,664
Aluminum Corp. of China Ltd. (H Shares)	18,000	7,367
Angang Steel Co. Ltd. (H Shares) (a)	6,000	3,095
Anhui Conch Cement Co. Ltd. (H Shares)	7,000	18,460
AviChina Industry & Technology Co. Ltd.	12,000	3,621
Bank Communications Co. Ltd. (H Shares)	41,000	27,229
Bank of China Ltd. (H Shares)	405,000	155,112
BBMG Corp. (H Shares)	6,500	4,057
Beijing Capital International Airport Co. Ltd. (H Shares)	12,000	8,201
BYD Co. Ltd. (H Shares) (a)	3,000	5,122
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	6,000	6,716
China BlueChemical Ltd. (H Shares)	8,000	5,261
China CITIC Bank Corp. Ltd. (H Shares)	42,000	21,231
Common Stocks - continued
	Shares	Value
China - continued
China Coal Energy Co. Ltd. (H Shares)	23,000	$ 21,206
China Communications Construction Co. Ltd. (H Shares)	24,000	21,138
China Communications Services Corp. Ltd. (H Shares)	12,000	6,159
China Construction Bank Corp. (H Shares)	387,000	261,503
China Cosco Holdings Co. Ltd. (H Shares) (a)	15,500	6,436
China International Marine Containers (Group) Ltd. (B Shares)	2,100	2,535
China Life Insurance Co. Ltd. (H Shares)	40,000	109,803
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	9,027
China Merchants Bank Co. Ltd. (H Shares)	21,000	38,779
China Minsheng Banking Corp. Ltd. (H Shares)	28,500	26,498
China National Building Materials Co. Ltd. (H Shares)	16,000	15,660
China Oilfield Services Ltd. (H Shares)	8,000	12,359
China Pacific Insurance Group Co. Ltd. (H Shares)	9,400	29,880
China Petroleum & Chemical Corp. (H Shares)	90,000	81,059
China Railway Construction Corp. Ltd. (H Shares)	8,500	7,443
China Railway Group Ltd. (H Shares)	19,000	8,330
China Shenhua Energy Co. Ltd. (H Shares)	18,000	67,546
China Ship Container Lines Co. Ltd. (H Shares) (a)	25,000	6,125
China Shipping Development Co. Ltd. (H Shares)	4,000	1,645
China Southern Airlines Ltd. (H Shares)	12,000	5,958
China Telecom Corp. Ltd. (H Shares)	74,000	38,418
China Vanke Co. Ltd. (B Shares)	6,800	8,743
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	19,000	7,399
CITIC Securities Co. Ltd. (H Shares)	4,000	7,005
CSG Holding Co. Ltd. (B Shares)	4,100	2,559
CSR Corp. Ltd. (H Shares)	12,000	8,836
Datang International Power Generation Co. Ltd. (H Shares)	14,000	4,947
Dongfang Electric Corp. Ltd. (H Shares)	2,200	3,206
Dongfeng Motor Group Co. Ltd. (H Shares)	14,000	19,534
Great Wall Motor Co. Ltd. (H Shares)	6,000	13,525
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,000	7,505
Guangzhou R&F Properties Co. Ltd. (H Shares)	4,400	5,612
Huaneng Power International, Inc. (H Shares)	18,000	13,000
Industrial & Commercial Bank of China Ltd. (H Shares)	349,000	200,272
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	3,000	15,972
Jiangsu Expressway Co. Ltd. (H Shares)	8,000	7,428
Jiangxi Copper Co. Ltd. (H Shares)	7,000	15,454
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,102
PetroChina Co. Ltd. (H Shares)	114,000	142,343
PICC Property & Casualty Co. Ltd. (H Shares)	14,601	16,362
Ping An Insurance Group Co. China Ltd. (H Shares)	9,500	74,545
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	8,924
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	20,000	$ 7,531
Shanghai Pharma Holding Co. Ltd. (H Shares)	3,400	4,823
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	2,682
Sinopharm Group Co. Ltd. (H Shares)	3,600	10,585
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	11,735
Weichai Power Co. Ltd. (H Shares)	2,000	6,074
Wumart Stores, Inc. (H Shares)	2,000	3,905
Yanzhou Coal Mining Co. Ltd. (H Shares)	10,000	14,799
Zhaojin Mining Industry Co. Ltd. (H Shares)	5,000	6,287
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	5,818
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,000	4,771
Zijin Mining Group Co. Ltd. (H Shares)	34,000	10,917
ZTE Corp. (H Shares)	3,400	4,534
TOTAL CHINA		1,775,646
Colombia - 0.3%
Almacenes Exito SA	1,023	17,525
BanColombia SA	1,090	16,532
BanColombia SA (PN)	1,776	27,610
Cementos Argos SA	2,343	9,256
Corp. Financiera Colombiana SA	354	6,519
Ecopetrol SA	26,599	76,438
Grupo de Inversiones Suramerica	1,086	18,604
Interconexion Electrica SA ESP	2,237	14,230
Inversiones Argos SA	1,798	17,277
Isagen SA ESP	4,862	6,742
TOTAL COLOMBIA		210,733
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	879	29,600
Komercni Banka A/S	85	14,456
Telefonica Czech Rep A/S	530	10,018
TOTAL CZECH REPUBLIC		54,074
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	3	19,771
Series B	7	48,564
Carlsberg A/S Series B	559	45,316
Coloplast A/S Series B	124	23,516
Danske Bank A/S (a)	3,372	50,177
DSV de Sammensluttede Vognmaend A/S	1,069	22,960
Novo Nordisk A/S Series B	2,177	335,667
Common Stocks - continued
	Shares	Value
Denmark - continued
Novozymes A/S Series B	1,306	$ 32,239
TDC A/S	2,484	16,872
Tryg A/S	126	7,160
William Demant Holding A/S (a)	156	14,741
TOTAL DENMARK		616,983
Egypt - 0.1%
Commercial International Bank Ltd.	3,017	13,698
EFG-Hermes Holding SAE	1,302	2,298
Egyptian Kuwaiti Holding	2,478	3,023
National Societe Generale Bank	772	3,875
Orascom Construction Industries SAE	540	23,645
Orascom Telecom Holding SAE (a)	14,369	7,664
Talaat Moustafa Group Holding (a)	3,227	2,157
Telecom Egypt SAE	2,364	4,938
TOTAL EGYPT		61,298
Finland - 0.5%
Elisa Corp. (A Shares)	777	16,166
Fortum Corp.	2,395	40,136
Kesko Oyj	324	8,384
Kone Oyj (B Shares)	812	50,454
Metso Corp.	684	24,987
Neste Oil Oyj	748	7,924
Nokia Corp.	19,646	47,157
Nokian Tyres PLC	606	24,225
Orion Oyj (B Shares)	487	9,731
Pohjola Bank PLC (A Shares)	784	9,121
Sampo OYJ (A Shares)	2,261	60,090
Stora Enso Oyj (R Shares)	3,058	17,496
UPM-Kymmene Corp.	2,881	30,911
Wartsila Corp.	875	26,312
TOTAL FINLAND		373,094
France - 5.6%
Accor SA	800	26,641
Aeroports de Paris	152	11,797
Air Liquide SA	923	103,322
Air Liquide SA	745	83,397
Alcatel-Lucent SA (a)	11,031	12,174
Alstom SA	1,113	37,030
Arkema SA	335	24,673
Atos Origin SA	271	15,261
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	9,513	$ 116,463
BIC SA	163	16,546
BNP Paribas SA	5,171	191,954
Bouygues SA	1,059	26,744
Bureau Veritas SA	295	26,090
Cap Gemini SA	832	30,465
Carrefour SA	3,234	58,035
Casino Guichard Perrachon SA	299	25,120
Christian Dior SA	291	40,298
CNP Assurances	808	8,527
Compagnie de St. Gobain	2,151	65,000
Compagnie Generale de Geophysique SA (a)	762	21,811
Credit Agricole SA (a)	5,410	23,238
Danone SA	3,089	188,059
Dassault Systemes SA	323	31,953
Edenred SA	901	23,801
EDF SA	708	14,696
EDF SA	648	13,450
Essilor International SA	1,091	95,093
Eurazeo SA	205	8,182
Eutelsat Communications	733	22,168
Fonciere Des Regions	154	11,149
France Telecom SA	9,907	132,666
GDF Suez	6,625	148,233
Gecina SA	106	9,743
Groupe Eurotunnel SA	2,967	21,137
ICADE	101	7,750
Iliad SA	124	17,095
Imerys	151	7,631
JC Decaux SA	341	6,902
Klepierre SA	550	17,947
L'Oreal SA	680	81,676
L'Oreal SA	597	71,707
Lafarge SA	449	20,678
Lafarge SA (Bearer)	547	25,191
Lagardere S.C.A. (Reg.)	595	16,091
Legrand SA	1,245	40,012
LVMH Moet Hennessy - Louis Vuitton SA	1,358	204,767
Michelin CGDE Series B	940	64,097
Natixis SA	5,448	13,641
Pernod Ricard SA	1,137	122,423
Peugeot Citroen SA (a)	1,117	8,704
Common Stocks - continued
	Shares	Value
France - continued
PPR SA	409	$ 61,394
Publicis Groupe SA	780	38,489
Remy Cointreau SA	125	14,765
Renault SA	1,039	45,498
Rexel SA	600	10,051
Safran SA	1,205	40,913
Sanofi SA	6,441	525,505
Schneider Electric SA	2,793	158,182
SCOR SE	894	21,241
Societe Generale Series A (a)	3,754	83,187
Sodexo SA	512	38,699
Suez Environnement SA	1,423	15,647
Technip SA	515	54,292
Thales SA	517	16,211
Total SA	11,325	521,814
Unibail-Rodamco	494	95,063
Vallourec SA	550	22,846
Veolia Environnement SA	1,855	20,989
VINCI SA	2,410	102,450
Vivendi SA	6,892	131,099
Wendel SA	184	13,178
Zodiac Aerospace	180	17,605
TOTAL FRANCE		4,460,346
Germany - 5.0%
adidas AG	1,128	84,814
Allianz AG	2,433	242,748
Axel Springer Verlag	201	8,997
BASF AG	4,900	358,603
Bayer AG	4,422	336,842
Bayerische Motoren Werke AG (BMW)	1,785	133,467
Beiersdorf AG	521	34,565
Brenntag AG	242	26,566
Celesio AG	487	8,883
Commerzbank AG (a)	19,683	30,684
Continental AG	432	39,216
Daimler AG (Germany)	4,850	242,934
Deutsche Bank AG	4,994	151,621
Deutsche Boerse AG	1,047	52,128
Deutsche Lufthansa AG	1,301	16,408
Deutsche Post AG	4,545	81,869
Deutsche Telekom AG	14,981	169,156
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	9,630	$ 205,576
Fraport AG Frankfurt Airport Services Worldwide	183	10,397
Fresenius Medical Care AG & Co. KGaA	1,111	80,312
Fresenius SE	656	70,060
GEA Group AG	991	26,783
Hannover Rueckversicherungs AG	299	17,942
HeidelbergCement Finance AG	758	35,310
Henkel AG & Co. KGaA	699	41,377
Hochtief AG (a)	171	8,150
Hugo Boss AG	139	14,029
Infineon Technologies AG	5,745	41,910
K&S AG	914	45,225
Kabel Deutschland Holding AG	466	29,247
Lanxess AG	432	30,032
Linde AG	992	147,748
MAN SE	225	21,126
Merck KGaA	335	33,750
Metro AG	720	19,848
Munich Re Group AG	959	136,403
RWE AG	2,601	102,409
Salzgitter AG	170	6,204
SAP AG	4,931	312,936
Siemens AG	4,394	372,343
Suedzucker AG (Bearer)	384	13,258
Thyssenkrupp AG	2,096	38,606
United Internet AG	497	8,809
Volkswagen AG	161	25,713
Wacker Chemie AG	105	6,846
TOTAL GERMANY		3,921,850
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	1,087	19,059
Greek Organization of Football Prognostics SA	1,241	7,482
TOTAL GREECE		26,541
Hong Kong - 2.8%
AIA Group Ltd.	54,800	192,567
Bank of East Asia Ltd.	7,087	24,721
Beijing Enterprises Holdings Ltd.	2,500	16,280
BOC Hong Kong (Holdings) Ltd.	19,500	59,973
Cathay Pacific Airways Ltd.	6,000	9,935
Cheung Kong Holdings Ltd.	7,000	92,163
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Agri-Industries Holding Ltd.	6,000	$ 2,987
China Everbright Ltd.	4,000	5,375
China Insurance International Holdings Co. Ltd. (a)	4,600	6,478
China Merchant Holdings International Co. Ltd.	6,121	19,062
China Mobile Ltd.	32,500	379,243
China Overseas Land & Investment Ltd.	22,000	52,030
China Resources Enterprise Ltd.	6,000	16,635
China Resources Power Holdings Co. Ltd.	10,000	21,097
China Unicom Ltd.	24,000	35,115
CITIC Pacific Ltd.	6,000	8,697
CLP Holdings Ltd.	9,500	82,079
CNOOC Ltd.	96,000	192,581
Dah Chong Hong Holdings Ltd.	6,000	5,161
Far East Horizon Ltd.	8,000	5,561
Fosun International Ltd.	10,000	4,810
Franshion Properties China Ltd.	12,000	3,714
Fushan International Energy Group Ltd.	12,000	3,265
Galaxy Entertainment Group Ltd. (a)	8,000	19,292
Guangdong Investment Ltd.	14,000	10,110
Hang Lung Group Ltd.	5,000	32,432
Hang Lung Properties Ltd.	12,000	42,710
Hang Seng Bank Ltd.	4,100	57,048
Henderson Land Development Co. Ltd.	5,085	29,639
Hong Kong & China Gas Co. Ltd.	27,200	62,996
Hong Kong Exchanges and Clearing Ltd.	5,600	75,247
Hopewell Holdings Ltd.	3,000	8,743
Hutchison Whampoa Ltd.	12,000	108,167
Hysan Development Co. Ltd.	3,000	12,689
Lenovo Group Ltd.	32,000	22,201
Link (REIT)	12,113	53,109
Minmetals Resources Ltd. (a)	12,000	4,550
MTR Corp. Ltd.	7,500	26,210
New World Development Co. Ltd.	20,516	26,271
PCCW Ltd.	25,000	9,833
Poly (Hong Kong) Investments Ltd. (a)	12,000	6,298
Power Assets Holdings Ltd.	7,500	58,996
Shanghai Industrial Holdings Ltd.	3,000	8,221
Sino Land Ltd.	16,600	28,428
Sino-Ocean Land Holdings Ltd.	21,324	10,422
SJM Holdings Ltd.	11,000	19,689
Sun Art Retail Group Ltd.	11,000	13,022
Sun Hung Kai Properties Ltd.	8,075	100,954
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	3,500	$ 41,997
Wharf Holdings Ltd.	8,000	46,423
Wheelock and Co. Ltd.	5,000	19,633
Wing Hang Bank Ltd.	1,000	9,188
Yuexiu Property Co. Ltd.	30,000	6,809
TOTAL HONG KONG		2,210,856
Hungary - 0.1%
Magyar Telekom PLC	2,264	4,193
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	207	14,951
OTP Bank PLC	1,138	17,522
Richter Gedeon PLC	88	14,914
TOTAL HUNGARY		51,580
India - 1.5%
ACC Ltd.	260	6,197
Adani Enterprises Ltd.	1,110	3,614
Aditya Birla Nuvo Ltd.	252	3,562
Ambuja Cements Ltd.	3,152	10,237
Asian Paints India Ltd.	152	9,965
Axis Bank Ltd.	1,171	22,007
Bajaj Auto Ltd.	434	12,532
Bank of Baroda	416	4,912
Bank of India	579	3,104
Bharat Heavy Electricals Ltd.	3,046	11,823
Bharat Petroleum Corp. Ltd.	900	5,885
Bharti Airtel Ltd.	2,936	15,856
Cairn India Ltd. (a)	1,159	6,961
Canara Bank	479	3,157
Cipla Ltd.	1,777	10,830
Coal India Ltd.	2,693	17,418
Dabur India Ltd.	2,124	4,561
DLF Ltd.	2,063	7,762
Dr. Reddy's Laboratories Ltd.	523	15,152
GAIL India Ltd.	1,907	12,145
GMR Infrastructure Ltd. (a)	7,752	3,244
Godrej Consumer Products Ltd.	607	6,862
HCL Technologies Ltd.	416	3,883
HDFC Bank Ltd.	8,353	87,972
Hero Motocorp Ltd.	206	7,434
Hindalco Industries Ltd.	5,294	11,444
Hindustan Unilever Ltd.	4,642	39,047
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd.	6,051	$ 75,273
ICICI Bank Ltd.	2,412	41,548
Idea Cellular Ltd. (a)	3,236	4,657
Infosys Ltd.	2,328	92,783
Infrastructure Development Finance Co. Ltd.	5,244	12,699
ITC Ltd.	11,452	53,210
Jaiprakash Associates Ltd.	4,829	6,380
Jindal Steel & Power Ltd.	1,933	13,870
JSW Steel Ltd.	389	4,678
Kotak Mahindra Bank Ltd.	1,424	13,731
Larsen & Toubro Ltd.	1,086	26,767
LIC Housing Finance Ltd.	1,543	7,278
Lupin Ltd.	753	8,144
Mahindra & Mahindra Ltd.	1,787	22,542
Maruti Suzuki India Ltd.	170	3,472
Mundra Port and SEZ Ltd.	1,919	4,160
NTPC Ltd.	3,879	10,961
Oil & Natural Gas Corp. Ltd.	4,042	20,810
Piramal Healthcare Ltd.	392	3,647
Power Finance Corp. Ltd.	1,354	4,220
Power Grid Corp. of India Ltd.	7,067	15,130
Ranbaxy Laboratories Ltd. (a)	630	5,641
Reliance Capital Ltd.	544	3,270
Reliance Communication Ltd.	2,970	2,999
Reliance Industries Ltd.	7,131	95,439
Reliance Infrastructure Ltd.	504	4,487
Reliance Power Ltd. (a)	2,605	4,278
Rural Electrification Corp. Ltd.	1,522	5,162
Satyam Computer Services Ltd. (a)	2,993	4,417
Sesa Goa Ltd.	1,780	6,094
Shriram Transport Finance Co. Ltd.	622	6,471
Siemens India Ltd.	340	4,170
State Bank of India	705	25,443
Sterlite Industries (India) Ltd.	6,887	13,162
Sun Pharmaceutical Industries Ltd.	1,607	18,905
Tata Consultancy Services Ltd.	2,555	57,191
Tata Motors Ltd.	7,662	30,863
Tata Power Co. Ltd.	4,718	8,343
Tata Steel Ltd.	1,589	11,853
Titan Industries Ltd.	1,059	4,230
Ultratech Cemco Ltd.	385	11,362
Unitech Ltd.	8,530	3,324
Common Stocks - continued
	Shares	Value
India - continued
United Phosphorous Ltd.	1,625	$ 3,507
United Spirits Ltd.	420	6,117
Wipro Ltd.	2,502	15,228
Zee Entertainment Enterprises Ltd.	2,342	7,099
TOTAL INDIA		1,152,581
Indonesia - 0.7%
PT Adaro Energy Tbk	81,500	12,598
PT Astra Agro Lestari Tbk	2,500	6,088
PT Astra International Tbk	110,000	81,525
PT Bank Central Asia Tbk	62,000	52,514
PT Bank Danamon Indonesia Tbk Series A	15,000	9,608
PT Bank Mandiri (Persero) Tbk	48,500	42,620
PT Bank Negara Indonesia (Persero) Tbk	38,000	15,993
PT Bank Rakyat Indonesia Tbk	58,000	42,986
PT Bumi Resources Tbk	68,000	7,488
PT Charoen Pokphand Indonesia Tbk	42,500	14,399
PT Gudang Garam Tbk	2,500	14,915
PT Indo Tambangraya Megah Tbk	2,000	7,528
PT Indocement Tunggal Prakarsa Tbk	8,500	19,349
PT Indofood Sukses Makmur Tbk	25,500	14,579
PT Indosat Tbk	4,500	2,311
PT International Nickel Indonesia Tbk	18,500	4,750
PT Jasa Marga Tbk	7,500	4,526
PT Kalbe Farma Tbk	20,000	8,100
PT Perusahaan Gas Negara Tbk Series B	59,500	23,939
PT Semen Gresik (Persero) Tbk	16,500	22,623
PT Tambang Batubbara Bukit Asam Tbk	4,500	7,575
PT Telkomunikasi Indonesia Tbk Series B	54,500	52,673
PT Unilever Indonesia Tbk	7,500	19,256
PT United Tractors Tbk	10,000	22,234
PT XL Axiata Tbk	10,000	6,511
TOTAL INDONESIA		516,688
Ireland - 0.2%
CRH PLC	3,758	68,804
Elan Corp. PLC (a)	2,670	31,140
James Hardie Industries NV CDI	2,189	19,255
Kerry Group PLC Class A	764	34,734
Ryanair Holdings PLC sponsored ADR (a)	120	3,535
TOTAL IRELAND		157,468
Common Stocks - continued
	Shares	Value
Isle of Man - 0.0%
Genting Singapore PLC	32,000	$ 33,558
Israel - 0.4%
Bank Hapoalim BM (Reg.)	5,207	15,070
Bank Leumi le-Israel BM (a)	6,119	13,778
Bezeq Israeli Telecommunication Corp. Ltd.	8,622	8,700
Delek Group Ltd.	16	2,121
Elbit Systems Ltd. (Israel)	178	5,755
Israel Chemicals Ltd.	2,359	27,920
Israel Corp. Ltd. (Class A)	13	7,440
Mizrahi Tefahot Bank Ltd. (a)	714	5,359
NICE Systems Ltd. (a)	281	10,134
Teva Pharmaceutical Industries Ltd.	2,076	84,671
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,983	121,975
TOTAL ISRAEL		302,923
Italy - 1.2%
Assicurazioni Generali SpA	6,104	76,831
Atlantia SpA	1,858	24,461
Autogrill SpA	466	3,773
Banca Monte dei Paschi di Siena SpA (a)	40,786	9,053
Banco Popolare Societa Cooperativa (a)	7,904	9,244
Enel Green Power SpA	8,037	11,520
Enel SpA	35,388	101,277
ENI SpA	12,853	265,032
EXOR SpA	354	7,853
Fiat Industrial SpA	4,518	44,472
Fiat SpA	4,711	23,186
Finmeccanica SpA (a)	2,252	8,257
Intesa Sanpaolo SpA	51,279	65,176
Intesa Sanpaolo SpA (Risparmio Shares)	8,696	8,742
Luxottica Group SpA	642	22,010
Mediaset SpA	2,601	4,551
Mediobanca SpA	2,557	8,822
Pirelli & C SpA	1,332	13,504
Prysmian SpA	1,160	18,654
Saipem SpA	1,367	63,157
Snam Rete Gas SpA	8,744	35,181
Telecom Italia SpA	52,253	42,535
Terna SpA	7,248	24,203
Common Stocks - continued
	Shares	Value
Italy - continued
UniCredit SpA (a)	21,479	$ 73,152
Unione di Banche Italiane SCPA	4,894	14,247
TOTAL ITALY		978,893
Japan - 13.7%
ABC-Mart, Inc.	100	4,030
Advantest Corp.	700	8,883
Aeon Co. Ltd.	3,100	37,326
Aeon Credit Service Co. Ltd.	400	7,624
Aeon Mall Co. Ltd.	300	7,176
Air Water, Inc.	1,000	12,027
Aisin Seiki Co. Ltd.	1,000	30,397
Ajinomoto Co., Inc.	4,000	56,659
Alfresa Holdings Corp.	200	10,631
All Nippon Airways Ltd.	5,000	11,550
Amada Co. Ltd.	2,000	10,517
Aozora Bank Ltd.	4,000	9,165
Asahi Glass Co. Ltd.	5,000	29,355
Asahi Group Holdings	2,000	44,895
Asahi Kasei Corp.	7,000	37,101
Asics Corp.	800	9,364
Astellas Pharma, Inc.	2,400	114,013
Bank of Kyoto Ltd.	2,000	14,627
Bank of Yokohama Ltd.	7,000	31,703
Benesse Holdings, Inc.	400	18,880
Bridgestone Corp.	3,400	76,582
Brother Industries Ltd.	1,200	11,085
Canon, Inc.	6,100	203,698
Casio Computer Co. Ltd.	1,400	9,202
Central Japan Railway Co.	8	66,094
Chiba Bank Ltd.	4,000	23,301
Chiyoda Corp.	1,000	12,988
Chubu Electric Power Co., Inc.	3,500	37,335
Chugai Pharmaceutical Co. Ltd.	1,200	23,078
Chugoku Electric Power Co., Inc.(THE)	1,600	20,394
Citizen Holdings Co. Ltd.	1,200	6,630
Coca-Cola West Co. Ltd.	400	6,846
Cosmo Oil Co. Ltd.	3,000	6,542
Credit Saison Co. Ltd.	800	18,140
Dai Nippon Printing Co. Ltd.	3,000	22,802
Dai-ichi Mutual Life Insurance Co.	44	46,123
Daicel Chemical Industries Ltd.	2,000	11,970
Common Stocks - continued
	Shares	Value
Japan - continued
Daido Steel Co. Ltd.	2,000	$ 11,284
Daihatsu Motor Co. Ltd.	1,000	16,712
Daiichi Sankyo Kabushiki Kaisha	3,500	57,599
Daikin Industries Ltd.	1,200	32,600
Dainippon Sumitomo Pharma Co. Ltd.	800	8,835
Daito Trust Construction Co. Ltd.	400	38,440
Daiwa House Industry Co. Ltd.	3,000	42,620
Daiwa Securities Group, Inc.	9,000	33,543
DeNA Co. Ltd.	500	10,833
Denki Kagaku Kogyo KK	2,000	6,586
Denso Corp.	2,600	82,836
Dentsu, Inc.	1,000	26,546
East Japan Railway Co.	1,800	115,140
Eisai Co. Ltd.	1,300	57,529
Electric Power Development Co. Ltd.	600	14,113
FamilyMart Co. Ltd.	300	14,197
Fanuc Corp.	1,000	154,388
Fast Retailing Co. Ltd.	300	61,612
Fuji Electric Co. Ltd.	4,000	8,820
Fuji Heavy Industries Ltd.	3,000	22,237
Fujifilm Holdings Corp.	2,400	42,865
Fujitsu Ltd.	10,000	39,231
Fukuoka Financial Group, Inc.	4,000	14,587
Furukawa Electric Co. Ltd.	3,000	6,219
Fyushu Electric Power Co., Inc.	2,400	18,743
GREE, Inc.	500	7,914
GS Yuasa Corp.	2,000	7,923
Gunma Bank Ltd.	2,000	9,723
Hakuhodo DY Holdings, Inc.	110	7,244
Hamamatsu Photonics KK	400	13,976
Hankyu Hanshin Holdings, Inc.	6,000	32,134
Hino Motors Ltd.	2,000	13,821
Hirose Electric Co. Ltd.	200	19,083
Hisamitsu Pharmaceutical Co., Inc.	300	15,101
Hitachi Chemical Co. Ltd.	500	7,595
Hitachi Construction Machinery Co. Ltd.	600	10,725
Hitachi High-Technologies Corp.	300	7,467
Hitachi Ltd.	24,000	141,491
Hitachi Metals Ltd.	1,000	10,945
Hokkaido Electric Power Co., Inc.	1,000	9,187
Hokuriku Electric Power Co., Inc.	800	8,136
Honda Motor Co. Ltd.	8,700	276,576
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	2,300	$ 51,016
Hulic Co. Ltd.	1,100	5,759
Ibiden Co. Ltd.	600	9,725
Idemitsu Kosan Co. Ltd.	100	8,376
INPEX Corp.	12	66,676
Isetan Mitsukoshi Holdings Ltd.	1,800	18,950
Ishikawajima-Harima Heavy Industries Co. Ltd.	7,000	14,898
Isuzu Motors Ltd.	6,000	30,588
Itochu Corp.	8,100	83,850
ITOCHU Techno-Solutions Corp.	100	5,171
Iyo Bank Ltd.	1,000	7,702
J Front Retailing Co. Ltd.	3,000	14,864
Japan Petroleum Exploration Co. Ltd.	100	3,749
Japan Prime Realty Investment Corp.	3	7,796
Japan Real Estate Investment Corp.	3	28,312
Japan Retail Fund Investment Corp.	9	15,052
Japan Steel Works Ltd.	2,000	10,879
Japan Tobacco, Inc.	4,800	150,790
JFE Holdings, Inc.	2,400	31,460
JGC Corp.	1,000	30,563
Joyo Bank Ltd.	3,000	13,368
JS Group Corp.	1,400	29,259
JSR Corp.	900	15,842
JTEKT Corp.	1,000	8,779
Jupiter Telecommunications Co.	10	9,894
JX Holdings, Inc.	12,100	58,163
Kajima Corp.	4,000	11,440
Kamigumi Co. Ltd.	1,000	8,019
Kaneka Corp.	2,000	10,286
Kansai Electric Power Co., Inc.	3,900	29,258
Kansai Paint Co. Ltd.	1,000	10,438
Kao Corp.	2,800	75,674
Kawasaki Heavy Industries Ltd.	8,000	18,996
Kawasaki Kisen Kaisha Ltd. (a)	4,000	6,058
KDDI Corp.	14	96,393
Keihin Electric Express Railway Co. Ltd.	3,000	27,990
Keio Corp.	3,000	22,029
Keisei Electric Railway Co.	2,000	18,051
Keyence Corp.	210	52,303
Kikkoman Corp.	1,000	12,549
Kinden Corp.	1,000	6,724
Kintetsu Corp. (d)	9,000	35,718
Common Stocks - continued
	Shares	Value
Japan - continued
Kirin Holdings Co. Ltd.	5,000	$ 56,715
Kobe Steel Ltd.	13,000	12,153
Koito Manufacturing Co. Ltd.	1,000	12,630
Komatsu Ltd.	5,000	110,921
Konami Corp.	600	12,788
Konica Minolta Holdings, Inc.	2,500	17,628
Kubota Corp.	6,000	56,726
Kuraray Co. Ltd.	1,900	22,239
Kurita Water Industries Ltd.	500	11,246
Kyocera Corp.	800	63,298
Kyowa Hakko Kirin Co., Ltd.	2,000	22,245
Lawson, Inc.	300	21,548
Mabuchi Motor Co. Ltd.	100	3,878
Makita Corp.	600	20,049
Marubeni Corp.	9,000	60,034
Marui Group Co. Ltd.	1,200	8,771
Maruichi Steel Tube Ltd.	200	3,885
Mazda Motor Corp. (a)	15,000	17,990
McDonald's Holdings Co. (Japan) Ltd.	300	8,672
Medipal Holdings Corp.	900	12,946
Meiji Holdings Co. Ltd.	300	13,699
Miraca Holdings, Inc.	300	12,748
Mitsubishi Chemical Holdings Corp.	7,000	29,540
Mitsubishi Corp.	7,500	148,415
Mitsubishi Electric Corp.	10,000	79,243
Mitsubishi Estate Co. Ltd.	7,000	125,375
Mitsubishi Gas Chemical Co., Inc.	2,000	11,468
Mitsubishi Heavy Industries Ltd.	16,000	64,604
Mitsubishi Logistics Corp.	1,000	10,560
Mitsubishi Materials Corp.	6,000	16,538
Mitsubishi Motors Corp. of Japan (a)	21,000	20,023
Mitsubishi Tanabe Pharma Corp.	1,100	16,788
Mitsubishi UFJ Financial Group, Inc.	68,000	329,735
Mitsubishi UFJ Lease & Finance Co. Ltd.	340	13,571
Mitsui & Co. Ltd.	9,300	137,330
Mitsui Chemicals, Inc.	4,000	8,965
Mitsui Fudosan Co. Ltd.	5,000	96,337
Mitsui OSK Lines Ltd.	6,000	18,108
Mizuho Financial Group, Inc.	122,000	200,928
MS&AD Insurance Group Holdings, Inc.	2,600	42,049
Murata Manufacturing Co. Ltd.	1,100	54,762
Nabtesco Corp.	600	13,093
Common Stocks - continued
	Shares	Value
Japan - continued
Namco Bandai Holdings, Inc.	900	$ 12,925
NEC Corp. (a)	15,000	19,983
Nexon Co. Ltd.	700	14,323
NGK Insulators Ltd.	2,000	22,954
NGK Spark Plug Co. Ltd.	1,000	11,577
NHK Spring Co. Ltd.	1,000	10,476
Nidec Corp.	600	47,242
Nikon Corp.	1,800	49,706
Nintendo Co. Ltd.	600	66,745
Nippon Building Fund, Inc.	3	29,108
Nippon Electric Glass Co. Ltd.	2,000	10,529
Nippon Express Co. Ltd.	4,000	16,288
Nippon Meat Packers, Inc.	1,000	13,067
Nippon Paper Group, Inc.	500	6,324
Nippon Steel Corp.	27,000	53,876
Nippon Telegraph & Telephone Corp.	2,300	106,765
Nippon Yusen KK	9,000	19,915
Nishi-Nippon City Bank Ltd.	3,000	6,558
Nissan Motor Co. Ltd.	13,300	125,049
Nisshin Seifun Group, Inc.	1,000	11,908
Nisshin Steel Co. Ltd.	4,000	4,401
Nissin Food Holdings Co. Ltd.	300	11,462
Nitori Holdings Co. Ltd.	200	18,700
Nitto Denko Corp.	900	38,667
NKSJ Holdings, Inc.	1,950	37,170
NOK Corp.	600	11,473
Nomura Holdings, Inc.	19,100	66,880
Nomura Real Estate Holdings, Inc.	400	7,387
Nomura Real Estate Office Fund, Inc.	2	11,502
Nomura Research Institute Ltd.	600	12,394
NSK Ltd.	2,000	12,083
NTN Corp.	2,000	5,364
NTT Data Corp.	6	18,123
NTT DoCoMo, Inc.	80	133,726
NTT Urban Development Co.	4	3,223
Obayashi Corp.	3,000	13,619
Odakyu Electric Railway Co. Ltd.	3,000	30,767
Oji Paper Co. Ltd.	4,000	13,321
Olympus Corp.	1,300	24,345
Omron Corp.	1,000	19,912
Ono Pharmaceutical Co. Ltd.	400	25,250
Oracle Corp. Japan	200	8,953
Common Stocks - continued
	Shares	Value
Japan - continued
Oriental Land Co. Ltd.	300	$ 37,322
ORIX Corp.	560	52,941
Osaka Gas Co. Ltd.	10,000	40,973
Otsuka Corp.	100	8,786
Otsuka Holdings Co. Ltd.	1,900	57,856
Panasonic Corp.	11,900	82,364
Rakuten, Inc.	3,900	38,802
Resona Holdings, Inc.	9,500	38,678
Ricoh Co. Ltd.	4,000	27,347
Rinnai Corp.	200	12,876
ROHM Co. Ltd.	500	17,946
Sankyo Co. Ltd. (Gunma)	300	14,870
Sanrio Co. Ltd.	200	6,897
Santen Pharmaceutical Co. Ltd.	400	17,017
SBI Holdings, Inc. Japan	113	7,630
Secom Co. Ltd.	1,100	50,891
Sega Sammy Holdings, Inc.	1,000	21,309
Seiko Epson Corp.	700	5,571
Sekisui Chemical Co. Ltd.	2,000	16,992
Sekisui House Ltd.	3,000	28,667
Seven & i Holdings Co., Ltd.	4,000	126,594
Seven Bank Ltd.	2,700	6,736
Sharp Corp.	5,000	17,105
Shikoku Electric Power Co., Inc.	900	13,872
Shimadzu Corp.	1,000	8,158
Shimamura Co. Ltd.	100	11,606
SHIMANO, Inc.	400	26,563
SHIMIZU Corp.	3,000	9,344
Shin-Etsu Chemical Co., Ltd.	2,200	111,053
Shinsei Bank Ltd.	8,000	9,013
Shionogi & Co. Ltd.	1,600	22,790
Shiseido Co. Ltd.	2,000	28,623
Shizuoka Bank Ltd.	3,000	30,192
Showa Denko KK	8,000	14,413
Showa Shell Sekiyu KK	900	4,883
SMC Corp.	300	50,397
Softbank Corp.	4,700	179,323
Sojitz Corp.	7,400	11,472
Sony Corp.	5,300	64,447
Sony Financial Holdings, Inc.	900	14,355
Square Enix Holdings Co. Ltd.	200	3,086
Stanley Electric Co. Ltd.	800	11,759
Common Stocks - continued
	Shares	Value
Japan - continued
Sumco Corp. (a)	400	$ 3,034
Sumitomo Chemical Co. Ltd.	8,000	22,163
Sumitomo Corp.	6,000	84,055
Sumitomo Electric Industries Ltd.	4,100	48,214
Sumitomo Heavy Industries Ltd.	3,000	12,021
Sumitomo Metal Industries Ltd.	17,000	24,919
Sumitomo Metal Mining Co. Ltd.	3,000	32,043
Sumitomo Mitsui Financial Group, Inc.	7,200	226,737
Sumitomo Mitsui Trust Holdings, Inc.	16,000	45,700
Sumitomo Realty & Development Co. Ltd.	2,000	49,767
Sumitomo Rubber Industries Ltd.	900	10,794
Suzuken Co. Ltd.	400	14,337
Suzuki Motor Corp.	1,900	34,716
Sysmex Corp.	400	17,423
T&D Holdings, Inc.	3,100	31,512
Taiheiyo Cement Corp.	6,000	13,187
Taisei Corp.	5,000	13,746
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,958
Taiyo Nippon Sanso Corp.	1,000	5,596
Takashimaya Co. Ltd.	2,000	14,575
Takeda Pharmaceutical Co. Ltd.	4,200	192,905
TDK Corp.	700	26,550
Teijin Ltd.	5,000	14,624
Terumo Corp.	800	32,676
The Chugoku Bank Ltd.	1,000	12,734
The Hachijuni Bank Ltd.	2,000	10,612
The Suruga Bank Ltd.	1,000	10,558
THK Co. Ltd.	600	10,609
Tobu Railway Co. Ltd.	5,000	27,014
Toho Co. Ltd.	500	8,957
Toho Gas Co. Ltd.	2,000	12,025
Tohoku Electric Power Co., Inc.	2,500	16,127
Tokio Marine Holdings, Inc.	3,900	89,357
Tokyo Electric Power Co. (a)	7,900	13,136
Tokyo Electron Ltd.	900	41,791
Tokyo Gas Co. Ltd.	13,000	67,008
Tokyu Corp.	6,000	28,768
Tokyu Land Corp.	2,000	10,087
TonenGeneral Sekiyu KK	2,000	16,366
Toppan Printing Co. Ltd.	3,000	18,586
Toray Industries, Inc.	8,000	50,083
Toshiba Corp.	21,000	69,550
Common Stocks - continued
	Shares	Value
Japan - continued
Tosoh Corp.	2,000	$ 4,913
Toto Ltd.	1,000	7,411
Toyo Seikan Kaisha Ltd.	800	9,395
Toyo Suisan Kaisha Ltd.	1,000	24,012
Toyoda Gosei Co. Ltd.	400	8,178
Toyota Boshoku Corp.	200	2,239
Toyota Industries Corp.	800	21,284
Toyota Motor Corp.	14,700	562,081
Toyota Tsusho Corp.	1,200	22,188
Trend Micro, Inc.	500	14,825
Tsumura & Co.	300	8,438
Ube Industries Ltd.	6,000	13,083
Unicharm Corp.	600	33,056
Ushio, Inc.	500	6,301
USS Co. Ltd.	100	10,762
West Japan Railway Co.	900	38,817
Yahoo! Japan Corp.	79	28,719
Yakult Honsha Co. Ltd.	500	19,331
Yamada Denki Co. Ltd.	470	24,358
Yamaguchi Financial Group, Inc.	1,000	8,426
Yamaha Corp.	700	6,731
Yamaha Motor Co. Ltd.	1,600	13,514
Yamato Holdings Co. Ltd.	1,900	31,106
Yamato Kogyo Co. Ltd.	200	5,639
Yamazaki Baking Co. Ltd.	1,000	13,940
Yaskawa Electric Corp.	1,000	7,166
Yokogawa Electric Corp.	900	9,221
TOTAL JAPAN		10,840,850
Korea (South) - 3.4%
Amorepacific Corp.	16	14,491
BS Financial Group, Inc.	870	9,195
Celltrion, Inc.	589	14,664
Cheil Industries, Inc.	264	22,695
CJ CheilJedang Corp.	37	9,081
CJ Corp.	100	6,474
Daelim Industrial Co.	129	9,994
Daewoo Engineering & Construction Co. Ltd. (a)	700	5,281
Daewoo International Corp.	190	6,050
Daewoo Securities Co. Ltd.	682	6,394
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	530	11,719
DGB Financial Group Co. Ltd.	720	8,246
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongbu Insurance Co. Ltd.	227	$ 8,432
Dongkuk Steel Mill Co. Ltd.	100	1,313
Doosan Co. Ltd.	50	5,859
Doosan Heavy Industries & Construction Co. Ltd.	264	14,173
Doosan Infracore Co. Ltd. (a)	460	7,384
E-Mart Co. Ltd.	114	26,517
GS Engineering & Construction Corp.	205	12,601
GS Holdings Corp.	286	14,544
Hana Financial Group, Inc.	1,220	39,006
Hankook Tire Co. Ltd.	460	16,965
Hanwha Chemical Corp.	450	8,338
Hanwha Corp.	270	6,913
Honam Petrochemical Corp.	87	18,351
Hyosung Corp.	156	7,409
Hyundai Department Store Co. Ltd.	78	8,796
Hyundai Engineering & Construction Co. Ltd.	370	19,503
Hyundai Fire & Marine Insurance Co. Ltd.	300	7,442
Hyundai Glovis Co. Ltd.	77	14,778
Hyundai Heavy Industries Co. Ltd.	227	48,585
Hyundai Hysco Co. Ltd.	130	5,053
Hyundai Industrial Development & Construction Co.	300	5,426
Hyundai Merchant Marine Co. Ltd. (a)	260	5,749
Hyundai Mipo Dockyard Co. Ltd.	41	4,297
Hyundai Mobis	365	96,684
Hyundai Motor Co.	793	166,221
Hyundai Securities Co. Ltd.	710	5,306
Hyundai Steel Co.	295	21,916
Hyundai Wia Corp.	80	11,781
Industrial Bank of Korea	850	9,247
Kangwon Land, Inc.	420	8,655
KB Financial Group, Inc.	1,910	60,148
KCC Corp.	23	5,797
Kia Motors Corp.	1,420	98,085
Korea Aerospace Industries Ltd.	200	4,776
Korea Electric Power Corp. (a)	1,400	31,274
Korea Exchange Bank	1,290	9,584
Korea Gas Corp.	90	3,534
Korea Investment Holdings Co. Ltd.	250	7,650
Korea Life Insurance Co. Ltd.	1,080	6,228
Korea Zinc Co. Ltd.	52	17,660
Korean Air Lines Co. Ltd. (a)	188	8,031
KP Chemical Corp.	150	1,612
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT Corp.	110	$ 3,140
KT&G Corp.	575	42,362
Kumho Petro Chemical Co. Ltd.	65	7,100
LG Chemical Ltd.	235	65,262
LG Corp.	513	26,542
LG Display Co. Ltd. (a)	1,290	27,556
LG Electronics, Inc.	583	32,175
LG Household & Health Care Ltd.	51	26,297
LG Innotek Co. Ltd. (a)	46	3,596
LG Telecom Ltd.	1,170	6,830
Lotte Confectionery Co. Ltd.	4	5,575
Lotte Shopping Co. Ltd.	52	13,337
LS Cable Ltd.	109	8,561
LS Industrial Systems Ltd.	49	2,847
Mando Corp.	64	9,255
Mirae Asset Securities Co. Ltd.	80	2,094
NCsoft Corp.	84	16,641
NHN Corp.	211	51,319
Oci Co. Ltd.	89	15,822
Orion Corp.	19	15,073
POSCO	351	112,103
S-Oil Corp.	219	18,633
S1 Corp.	56	2,858
Samsung C&T Corp.	684	38,898
Samsung Card Co. Ltd.	270	7,988
Samsung Electro-Mechanics Co. Ltd.	331	31,031
Samsung Electronics Co. Ltd.	592	685,370
Samsung Engineering Co. Ltd.	169	27,278
Samsung Fire & Marine Insurance Co. Ltd.	180	33,750
Samsung Heavy Industries Ltd.	850	29,432
Samsung Life Insurance Co. Ltd.	325	26,674
Samsung SDI Co. Ltd.	183	23,064
Samsung Securities Co. Ltd.	307	13,169
Samsung Techwin Co. Ltd.	173	11,169
Shinhan Financial Group Co. Ltd.	2,310	73,958
Shinsegae Co. Ltd.	40	7,376
SK C&C Co. Ltd.	136	12,028
SK Energy Co. Ltd.	319	43,872
SK Holdings Co. Ltd.	141	19,329
SK Hynix, Inc.	2,830	54,314
SK Networks Co. Ltd.	620	4,880
SK Telecom Co. Ltd.	90	11,436
Common Stocks - continued
	Shares	Value
Korea (South) - continued
STX Pan Ocean Co. Ltd. (Korea)	370	$ 1,281
Woongjin Coway Co. Ltd.	250	7,827
Woori Finance Holdings Co. Ltd.	1,960	19,328
Woori Investment & Securities Co. Ltd.	821	7,915
Yuhan Corp.	66	7,238
TOTAL KOREA (SOUTH)		2,719,490
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	5,015	79,838
Kernel Holding SA (a)	334	6,988
Millicom International Cellular SA (depository receipt)	345	31,250
SES SA FDR (France) unit	1,511	36,383
Subsea 7 SA	1,475	31,005
Tenaris SA	2,529	49,258
TOTAL LUXEMBOURG		234,722
Malaysia - 0.9%
AirAsia Bhd	7,400	8,858
AMMB Holdings Bhd	10,100	20,753
Axiata Group Bhd	14,300	26,820
Berjaya Group Bhd	8,500	1,986
Berjaya Sports Toto Bhd	4,300	5,890
British American Tobacco (Malaysia) Bhd	700	13,384
Bumi Armada Bhd	5,000	6,273
Bumiputra-Commerce Holdings Bhd	25,200	63,313
DiGi.com Bhd	15,200	21,600
Felda Global Ventures Holdings Bhd	5,500	9,065
Gamuda Bhd	6,900	7,751
Genting Bhd	10,800	32,734
Genting Malaysia Bhd	14,900	16,071
Genting Plantations Bhd	700	2,117
Hong Leong Bank Bhd	2,700	11,804
Hong Leong Credit Bhd	1,600	6,370
IJM Corp. Bhd	5,700	9,450
IOI Corp. Bhd	17,200	29,396
Kuala Lumpur Kepong Bhd	2,300	17,490
Lafarge Malayan Cement Bhd	2,800	7,169
Malayan Banking Bhd	18,875	52,919
Malaysia Airports Holdings Bhd	2,800	4,992
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	5,608
Malaysian Plantations Bhd	4,600	6,257
Maxis Bhd	10,500	21,541
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd	5,800	$ 8,390
MMC Corp. Bhd	3,200	2,458
Parkson Holdings Bhd	3,700	5,743
Petronas Chemicals Group Bhd	15,000	31,637
Petronas Dagangan Bhd	1,400	9,410
Petronas Gas Bhd	3,400	20,131
PPB Group Bhd	2,800	13,621
Public Bank Bhd (For. Reg.)	5,600	25,773
RHB Capital Bhd	3,660	8,633
SapuraKencana Petroleum Bhd (a)	13,200	10,350
Sime Darby Bhd	14,500	45,618
SP Setia Bhd	2,200	2,556
Telekom Malaysia Bhd	6,600	11,935
Tenaga Nasional Bhd	14,600	31,541
UEM Land Holdings Bhd (a)	8,900	5,668
UMW Holdings Bhd	2,700	8,183
YTL Corp. Bhd	22,826	13,588
YTL Power International Bhd	8,400	4,839
TOTAL MALAYSIA		669,685
Mauritius - 0.0%
Golden Agri-Resources Ltd.	36,000	21,408
Mexico - 1.2%
Alfa SA de CV Series A	1,600	25,727
America Movil SAB de CV Series L	210,900	281,972
CEMEX SA de CV unit	56,576	39,480
Coca-Cola FEMSA SAB de CV Series L	2,300	25,626
Compartamos SAB de CV	7,100	7,144
El Puerto de Liverpool SA Class C	1,000	7,825
Embotelladoras Arca SAB de CC	1,700	10,700
Fomento Economico Mexicano SAB de CV unit	10,500	89,852
Grupo Aeroportuario del Pacifico SA de CV Series B	1,500	5,897
Grupo Bimbo SAB de CV Series A	9,100	22,664
Grupo Carso SA de CV Series A1	2,800	9,683
Grupo Financiero Banorte SAB de CV Series O	10,000	53,547
Grupo Financiero Inbursa SAB de CV Series O	10,300	26,830
Grupo Mexico SA de CV Series B	20,224	56,694
Grupo Modelo SAB de CV Series C	3,300	29,758
Grupo Televisa SA de CV	13,900	63,414
Industrias Penoles SA de CV	725	29,876
Kimberly-Clark de Mexico SA de CV Series A	9,400	19,650
Mexichem SAB de CV	4,221	20,006
Common Stocks - continued
	Shares	Value
Mexico - continued
Minera Frisco SAB de CV (a)	3,500	$ 13,915
Wal-Mart de Mexico SA de CV Series V	28,500	80,731
TOTAL MEXICO		920,991
Morocco - 0.0%
Attijariwafa Bank	113	4,369
Douja Promotion Groupe Addoha SA	729	5,621
Maroc Telecom SA	723	8,726
TOTAL MOROCCO		18,716
Netherlands - 1.8%
AEGON NV	9,313	42,275
Akzo Nobel NV	1,258	67,958
ASML Holding NV (Netherlands)	2,230	128,798
Corio NV	335	14,830
DE Master Blenders 1753 NV (a)	3,000	34,767
Delta Lloyd NV	600	7,836
European Aeronautic Defence and Space Co. EADS NV	2,161	77,799
Fugro NV (Certificaten Van Aandelen) unit	387	25,356
Gemalto NV	433	33,186
Heineken Holding NV (A Shares)	498	22,898
Heineken NV (Bearer)	1,240	67,215
ING Groep NV (Certificaten Van Aandelen) (a)	20,547	135,166
Koninklijke Ahold NV	5,561	67,704
Koninklijke Boskalis Westminster NV	320	10,448
Koninklijke KPN NV	5,286	43,387
Koninklijke Philips Electronics NV	5,429	119,396
QIAGEN NV (a)	1,322	23,577
Randstad Holding NV	600	18,212
Reed Elsevier NV	3,601	42,295
Royal DSM NV	801	39,452
SBM Offshore NV (a)	901	11,002
STMicroelectronics NV	3,181	17,066
TNT Express NV	1,806	19,586
Unilever NV (Certificaten Van Aandelen) (Bearer)	8,701	302,080
Vopak NV	393	24,922
Wolters Kluwer NV (Certificaten Van Aandelen)	1,493	24,827
TOTAL NETHERLANDS		1,422,038
New Zealand - 0.1%
Auckland International Airport Ltd.	4,656	9,389
Contact Energy Ltd.	2,086	8,464
Fletcher Building Ltd.	3,275	16,205
Common Stocks - continued
	Shares	Value
New Zealand - continued
Sky City Entertainment Group Ltd.	2,995	$ 8,635
Telecom Corp. of New Zealand Ltd.	10,883	23,444
TOTAL NEW ZEALAND		66,137
Norway - 0.5%
Aker Solutions ASA	954	14,055
DnB NOR ASA	5,231	55,108
Gjensidige Forsikring ASA	1,268	15,567
Norsk Hydro ASA	5,221	21,308
Orkla ASA (A Shares)	4,014	28,729
StatoilHydro ASA	5,929	140,912
Telenor ASA	3,874	65,686
Yara International ASA	980	46,451
TOTAL NORWAY		387,816
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	1,030	37,513
Volcan Compania Minera Saa Class B	10,665	11,778
TOTAL PERU		49,291
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	9,600	11,314
Aboitiz Power Corp.	8,800	7,283
Alliance Global Group, Inc.	22,600	6,323
Ayala Corp.	850	8,861
Ayala Land, Inc.	29,000	15,179
Bank of the Philippine Islands (BPI)	4,250	7,391
BDO Unibank, Inc.	9,173	14,162
DMCI Holdings, Inc.	4,800	6,738
Globe Telecom, Inc.	130	3,572
International Container Terminal Services, Inc.	3,700	6,448
Jollibee Food Corp.	2,630	6,495
Manila Electric Co.	1,400	8,894
Metropolitan Bank & Trust Co.	1,650	3,957
Philippine Long Distance Telephone Co.	235	15,392
PNOC Energy Development Corp.	42,700	6,209
San Miguel Corp.	2,800	7,479
SM Investments Corp.	1,200	21,559
SM Prime Holdings, Inc.	33,600	11,252
Universal Robina Corp.	4,600	6,479
TOTAL PHILIPPINES		174,987
Common Stocks - continued
	Shares	Value
Poland - 0.3%
Asseco Poland SA	429	$ 5,840
Bank Handlowy w Warszawie SA	132	3,200
Bank Millennium SA (a)	1,701	1,777
Bank Polska Kasa Opieki SA	618	25,861
BRE Bank SA (a)	55	4,692
Cyfrowy Polsat SA (a)	1,359	5,955
ENEA SA	677	3,157
Eurocash SA	300	3,520
Grupa Lotos SA (a)	260	2,038
Jastrzebska Spolka Weglowa SA	200	5,597
KGHM Polska Miedz SA (Bearer)	746	28,292
Polish Oil & Gas Co.	9,722	11,786
Polska Grupa Energetyczna SA	4,089	22,765
Polski Koncern Naftowy Orlen SA (a)	1,563	16,749
Powszechna Kasa Oszczednosci Bank SA	3,354	32,628
Powszechny Zaklad Ubezpieczen SA	293	31,047
Synthos SA	3,019	4,789
Tauron Polska Energia SA	7,599	10,463
Telekomunikacja Polska SA	3,968	18,707
TVN SA	563	1,261
TOTAL POLAND		240,124
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	12,493	7,686
Energias de Portugal SA	10,292	23,478
Galp Energia SGPS SA Class B	1,421	19,232
Jeronimo Martins SGPS SA	1,051	16,488
Portugal Telecom SGPS SA (Reg.)	3,014	12,784
TOTAL PORTUGAL		79,668
Russia - 1.3%
Federal Grid Co. Unified Energy System JSC (a)	1,790,000	12,628
Gazprom OAO sponsored ADR (Reg. S)	28,501	263,777
Inter Rao Ues JSC (a)	11,700,000	9,617
Interregional Distribution Grid Companies Holding JSC (a)	65,000	3,570
LSR Group OJSC GDR (Reg. S)	1,355	6,057
Lukoil Oil Co. sponsored ADR (United Kingdom)	2,730	154,245
Magnit OJSC GDR (Reg. S)	1,395	45,184
Mechel Steel Group OAO sponsored ADR	834	5,404
Mobile TeleSystems OJSC sponsored ADR	2,667	50,540
Norilsk Nickel OJSC ADR	2,510	38,780
NOVATEK OAO GDR (Reg. S)	477	53,949
Common Stocks - continued
	Shares	Value
Russia - continued
Novolipetsk Steel OJSC GDR (Reg. S)	395	$ 6,577
Rosneft Oil Co. OJSC GDR (Reg. S)	7,370	44,367
Rostelecom sponsored ADR	1,067	22,354
RusHydro JSC sponsored ADR	6,280	15,386
Sberbank (Savings Bank of the Russian Federation)	1,860	5,177
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	11,220	124,879
Severstal JSC GDR (Reg. S)	890	9,968
Sistema JSFC sponsored GDR	608	12,610
Surgutneftegaz JSC sponsored ADR	3,650	30,624
Tatneft OAO sponsored ADR	1,266	47,652
TMK OAO GDR (Reg. S)	266	3,804
Uralkali OJSC GDR (Reg. S)	1,486	61,936
VTB Bank JSC unit	7,070	23,119
TOTAL RUSSIA		1,052,204
Singapore - 1.2%
Ascendas Real Estate Investment Trust	9,000	16,418
CapitaLand Ltd.	14,000	33,751
CapitaMall Trust	11,000	17,326
CapitaMalls Asia Ltd.	8,000	10,479
City Developments Ltd.	3,000	28,206
ComfortDelgro Corp. Ltd.	10,000	13,500
Cosco Corp. Singapore Ltd.	3,000	2,338
DBS Group Holdings Ltd.	9,127	108,110
Fraser & Neave Ltd.	5,000	32,867
Global Logistic Properties Ltd.	10,000	18,081
Hutchison Port Holdings Trust	29,000	22,040
Jardine Cycle & Carriage Ltd.	1,000	37,528
Keppel Corp. Ltd.	8,000	71,874
Keppel Land Ltd.	4,000	11,058
Neptune Orient Lines Ltd. (a)	3,000	2,772
Olam International Ltd.	8,000	11,861
Oversea-Chinese Banking Corp. Ltd.	14,000	107,441
SembCorp Industries Ltd.	5,000	21,255
SembCorp Marine Ltd.	4,000	15,622
Singapore Airlines Ltd.	3,000	25,554
Singapore Exchange Ltd.	5,000	26,880
Singapore Press Holdings Ltd.	9,000	29,725
Singapore Technologies Engineering Ltd.	8,000	21,215
Singapore Telecommunications Ltd.	42,000	120,829
StarHub Ltd.	3,000	9,257
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	7,000	$ 112,504
UOL Group Ltd.	2,000	8,325
Wilmar International Ltd.	10,000	26,037
Yangzijiang Shipbuilding Holdings Ltd.	8,000	6,397
TOTAL SINGAPORE		969,250
South Africa - 1.8%
Absa Group Ltd.	1,539	25,087
African Bank Investments Ltd.	3,648	16,090
African Rainbow Minerals Ltd.	622	11,707
Anglo Platinum Ltd.	326	16,742
AngloGold Ashanti Ltd.	2,021	68,400
ArcelorMittal South Africa Ltd.	1,049	5,666
Aspen Pharmacare Holdings Ltd.	1,576	27,642
Assore Ltd.	200	7,153
Aveng Ltd.	1,705	7,417
Barloworld Ltd.	1,172	11,825
Bidvest Group Ltd.	1,507	36,138
Discovery Holdings Ltd.	1,312	8,561
Exxaro Resources Ltd.	651	13,265
FirstRand Ltd.	16,713	55,821
Foschini Ltd.	1,057	18,201
Gold Fields Ltd.	3,899	50,043
Growthpoint Properties Ltd.	8,877	27,257
Harmony Gold Mining Co. Ltd.	2,120	20,903
Impala Platinum Holdings Ltd.	2,900	45,556
Imperial Holdings Ltd.	899	20,553
Investec Ltd.	1,322	7,892
Kumba Iron Ore Ltd.	418	26,018
Liberty Holdings Ltd.	577	6,530
Life Healthcare Group Holdings Ltd.	5,116	20,741
Massmart Holdings Ltd.	618	12,969
MMI Holdings Ltd.	4,702	10,568
Mr Price Group Ltd.	1,314	19,568
MTN Group Ltd.	9,074	163,354
Naspers Ltd. Class N	2,097	114,003
Nedbank Group Ltd.	1,100	24,008
Netcare Ltd.	4,432	8,697
Northam Platinum Ltd.	1,426	4,422
Pick 'n Pay Stores Ltd.	998	5,104
Pretoria Portland Cement Co. Ltd.	2,263	7,077
Rand Merchant Insurance Holdings Ltd.	4,068	8,966
Common Stocks - continued
	Shares	Value
South Africa - continued
Redefine Properties Ltd. unit	14,344	$ 15,946
Remgro Ltd.	2,206	37,557
Reunert Ltd.	1,154	11,163
RMB Holdings Ltd.	4,214	18,673
Sanlam Ltd.	9,285	39,898
Sappi Ltd. (a)	2,768	8,312
Sasol Ltd.	2,942	122,044
Shoprite Holdings Ltd.	2,234	43,854
Spar Group Ltd.	983	14,224
Standard Bank Group Ltd.	6,431	88,598
Steinhoff International Holdings Ltd.	6,531	19,414
Tiger Brands Ltd.	823	26,480
Truworths International Ltd.	2,391	29,846
Vodacom Group Ltd.	2,011	23,328
Woolworths Holdings Ltd.	4,217	27,415
TOTAL SOUTH AFRICA		1,460,696
Spain - 1.6%
Abertis Infraestructuras SA	1,824	22,566
Acerinox SA	366	3,654
ACS Actividades de Construccion y Servicios SA	709	11,210
Amadeus IT Holding SA Class A	1,714	37,085
Banco Bilbao Vizcaya Argentaria SA	25,436	165,822
Banco de Sabadell SA	11,654	22,226
Banco Popular Espanol SA	5,658	10,644
Banco Santander SA	1,525	9,288
Banco Santander SA (Spain)	50,132	303,542
Bankia SA	3,000	2,946
Cintra Concesiones de Infrastructuras de Transporte SA	2,309	25,143
Criteria CaixaCorp SA	3,783	12,400
Distribuidora Internacional de Alimentacion SA	3,200	15,828
Enagas SA	1,017	17,644
Gas Natural SDG SA	1,912	23,584
Grifols SA (a)	809	25,223
Grupo Acciona SA	83	3,624
Iberdrola SA	21,927	79,588
Inditex SA	1,165	120,163
International Consolidated Airlines Group SA (a)	5,405	13,540
MAPFRE SA (Reg.)	3,805	6,943
Red Electrica Corporacion SA	603	23,909
Repsol YPF SA	4,260	68,166
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	22,051	$ 250,130
Zardoya Otis SA	779	8,674
TOTAL SPAIN		1,283,542
Sweden - 2.1%
Alfa Laval AB	1,837	31,874
ASSA ABLOY AB (B Shares)	1,783	54,114
Atlas Copco AB:
(A Shares)	3,651	82,247
(B Shares)	2,069	41,528
Boliden AB	1,323	20,193
Electrolux AB (B Shares)	1,320	29,988
Elekta AB (B Shares)	497	23,116
Getinge AB (B Shares)	1,122	32,106
H&M Hennes & Mauritz AB (B Shares)	5,083	188,128
Hexagon AB (B Shares)	1,170	22,400
Holmen AB (B Shares)	345	9,268
Husqvarna AB (B Shares)	1,962	10,040
Industrivarden AB Series C	623	8,391
Investment AB Kinnevik	1,184	24,409
Investor AB (B Shares)	2,474	51,658
Lundin Petroleum AB (a)	1,100	23,373
Modern Times Group MTG AB (B Shares)	216	9,916
Nordea Bank AB	14,076	131,639
Ratos AB (B Shares)	1,001	10,377
Sandvik AB	5,395	75,166
Scania AB (B Shares)	1,662	28,691
Securitas AB (B Shares)	1,830	14,908
Skandinaviska Enskilda Banken AB (A Shares)	7,578	55,771
Skanska AB (B Shares)	1,934	29,263
SKF AB (B Shares)	2,068	42,846
SSAB Svenskt Stal AB (A Shares)	912	7,510
Svenska Cellulosa AB (SCA) (B Shares)	3,079	52,429
Svenska Handelsbanken AB (A Shares)	2,643	91,952
Swedbank AB (A Shares)	4,289	74,798
Swedish Match Co. AB	1,098	46,289
Tele2 AB (B Shares)	1,634	27,079
Telefonaktiebolaget LM Ericsson (B Shares)	16,200	150,430
TeliaSonera AB	11,601	76,849
Volvo AB (B Shares)	7,537	93,261
TOTAL SWEDEN		1,672,007
Common Stocks - continued
	Shares	Value
Switzerland - 5.6%
ABB Ltd. (Reg.)	11,748	$ 204,256
Actelion Ltd.	591	27,029
Adecco SA (Reg.)	726	31,976
Aryzta AG	480	23,870
Baloise Holdings AG	255	16,860
Banque Cantonale Vaudoise (Bearer)	19	9,706
Barry Callebaut AG	10	9,039
Compagnie Financiere Richemont SA Series A	2,799	158,972
Credit Suisse Group	6,246	106,339
GAM Holding Ltd.	903	9,989
Geberit AG (Reg.)	210	41,299
Givaudan SA	44	42,837
Holcim Ltd. (Reg.)	1,208	71,394
Julius Baer Group Ltd.	1,090	39,076
Kuehne & Nagel International AG	292	33,289
Lindt & Spruengli AG (participation certificate)	11	34,083
Lonza Group AG	285	12,891
Nestle SA	17,594	1,082,167
Novartis AG	12,274	720,718
Pargesa Holding SA	152	9,178
Partners Group Holding AG	79	14,428
Roche Holding AG (participation certificate)	3,753	666,183
Schindler Holding AG:
(participation certificate)	263	30,791
(Reg.)	110	12,912
SGS SA (Reg.)	29	58,101
Sika AG (Bearer)	12	22,432
Sonova Holding AG Class B	262	24,810
Straumann Holding AG	33	4,435
Sulzer AG (Reg.)	136	17,608
Swatch Group AG:
(Bearer)	169	67,285
(Reg.)	219	15,321
Swiss Life Holding AG	141	13,525
Swiss Prime Site AG	250	20,934
Swiss Re Ltd.	1,885	118,452
Swisscom AG	125	50,113
Syngenta AG (Switzerland)	505	172,196
Transocean Ltd. (Switzerland)	1,884	89,694
UBS AG	19,533	205,488
Zurich Financial Services AG	788	175,712
TOTAL SWITZERLAND		4,465,388
Common Stocks - continued
	Shares	Value
Taiwan - 2.4%
Acer, Inc.	11,000	$ 10,140
Advanced Semiconductor Engineering, Inc.	28,000	21,561
Advantech Co. Ltd.	1,000	3,557
Asia Cement Corp.	12,000	15,251
ASUSTeK Computer, Inc.	4,000	37,208
AU Optronics Corp.	37,000	11,271
Capital Securities Corp.	6,090	2,075
Catcher Technology Co. Ltd.	3,000	14,529
Cathay Financial Holding Co. Ltd.	35,000	34,719
Chang Hwa Commercial Bank	17,000	9,255
Cheng Shin Rubber Industry Co. Ltd.	9,000	23,988
Cheng Uei Precision Industries Co. Ltd.	3,029	5,564
Chicony Electronics Co. Ltd.	2,070	4,010
Chimei Innolux Corp. (a)	22,000	7,017
China Airlines Ltd.	12,490	5,215
China Development Finance Holding Corp.	71,800	16,883
China Life Insurance Co. Ltd.	9,285	9,056
China Motor Co. Ltd.	3,000	2,570
China Petrochemical Development Corp.	6,000	4,960
China Steel Corp.	64,960	57,822
Chinatrust Financial Holding Co. Ltd.	56,583	34,018
Chunghwa Telecom Co. Ltd.	20,000	59,792
Clevo Co. Ltd.	2,000	2,642
Compal Electronics, Inc.	23,000	21,663
CTCI Corp.	3,000	5,601
Delta Electronics, Inc.	10,000	33,901
E Ink Holdings, Inc.	5,000	4,876
E.Sun Financial Holdings Co. Ltd.	16,000	8,791
Epistar Corp.	4,000	7,508
Eternal Chemical Co. Ltd.	4,000	3,046
EVA Airways Corp.	10,400	6,114
Evergreen Marine Corp. (Taiwan)	10,000	5,511
Everlight Electronics Co. Ltd.	2,000	3,153
Far Eastern Department Stores Co. Ltd.	4,000	4,235
Far Eastern Textile Ltd.	14,000	15,735
Far EasTone Telecommunications Co. Ltd.	9,000	22,725
Farglory Land Development Co. Ltd.	2,000	3,250
Feng Hsin Iron & Steel Co.	1,000	1,597
First Financial Holding Co. Ltd.	34,000	20,782
Formosa Chemicals & Fibre Corp.	16,000	42,432
Formosa Petrochemical Corp.	6,000	17,435
Formosa Plastics Corp.	22,000	60,989
Common Stocks - continued
	Shares	Value
Taiwan - continued
Formosa Taffeta Co. Ltd.	3,000	$ 2,625
Foxconn Technology Co. Ltd.	4,000	14,228
Fubon Financial Holding Co. Ltd.	28,000	29,459
Giant Manufacturing Co. Ltd.	2,000	11,022
Highwealth Construction Corp.	1,000	1,561
HIWIN Technologies Corp.	1,000	9,269
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,000	138,457
Hotai Motor Co. Ltd.	1,000	6,713
HTC Corp.	4,000	39,011
Hua Nan Financial Holdings Co. Ltd.	30,026	17,049
Inotera Memories, Inc. (a)	12,000	2,281
Inventec Corp.	8,280	2,486
Kinsus Interconnect Technology Corp.	1,000	2,819
Largan Precision Co. Ltd.	1,000	20,541
Lee Chang Yung Chemical Industry Corp.	3,064	4,145
Lite-On Technology Corp.	11,000	13,869
Macronix International Co. Ltd.	16,607	4,121
MediaTek, Inc.	5,000	42,585
Mega Financial Holding Co. Ltd.	41,000	33,345
Motech Industries, Inc.	1,000	1,091
Nan Ya Plastics Corp.	26,000	50,802
Nan Ya Printed Circuit Board Corp.	1,000	1,526
Nankang Rubber Tire Co. Ltd.	2,000	2,819
Novatek Microelectronics Corp.	2,000	5,852
Pegatron Corp.	7,000	9,188
Phison Electronics Corp.	1,000	8,183
Pou Chen Corp.	13,000	11,789
Powertech Technology, Inc.	3,000	6,062
President Chain Store Corp.	3,000	15,731
Quanta Computer, Inc.	13,000	34,041
Radiant Opto-Electronics Corp.	2,000	7,882
Realtek Semiconductor Corp.	2,000	3,480
Richtek Technology Corp.	1,000	5,578
Ruentex Development Co. Ltd.	2,000	3,407
Ruentex Industries Ltd.	3,146	6,200
Shin Kong Financial Holding Co. Ltd. (a)	29,000	8,863
Siliconware Precision Industries Co. Ltd.	14,000	15,423
SIMPLO Technology Co. Ltd.	2,200	12,492
Sino-American Silicon Products, Inc.	3,000	3,732
Sinopac Holdings Co.	26,000	11,246
Standard Foods Corp.	1,240	3,322
Synnex Technology International Corp.	6,000	13,126
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taishin Financial Holdings Co. Ltd.	22,000	$ 8,965
Taiwan Business Bank	8,320	2,440
Taiwan Cement Corp.	17,000	19,816
Taiwan Cooperative Financial Holding Co. Ltd.	22,000	13,410
Taiwan Fertilizer Co. Ltd.	3,000	7,134
Taiwan Glass Industry Corp.	5,225	4,974
Taiwan Mobile Co. Ltd.	8,600	28,437
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	357,923
TECO Electric & Machinery Co. Ltd.	8,000	5,104
Transcend Information, Inc.	1,000	2,705
Tripod Technology Corp.	2,000	4,556
TSRC Corp.	2,200	5,033
Tung Ho Steel Enterprise Corp.	3,000	2,700
U-Ming Marine Transport Corp.	2,000	3,140
Unified-President Enterprises Corp.	20,000	33,667
Unimicron Technology Corp.	6,000	6,754
United Microelectronics Corp.	68,000	28,437
Walsin Lihwa Corp.	17,000	5,144
Wan Hai Lines Ltd.	6,000	2,976
Wintek Corp.	8,000	3,514
Wistron Corp.	12,600	13,614
WPG Holding Co. Ltd.	8,000	8,524
Yang Ming Marine Transport Corp.	8,000	3,287
Yuanta Financial Holding Co. Ltd.	39,190	18,325
Yulon Motor Co. Ltd.	4,000	7,027
TOTAL TAIWAN		1,917,474
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	4,600	29,234
Bangkok Bank Public Co. Ltd.	3,100	20,489
Bangkok Bank Public Co. Ltd. (For. Reg.)	4,300	28,421
Bank of Ayudhya PCL	7,600	7,849
Bank of Ayudhya PCL (For. Reg.)	3,400	3,511
Banpu PCL (For. Reg.)	450	5,720
BEC World PCL (For. Reg.)	4,300	7,686
C.P. ALL PCL (For. Reg.)	23,200	25,065
Charoen Pokphand Foods PCL (For. Reg.)	14,700	15,531
Glow Energy PCL (For. Reg.)	3,200	6,177
Indorama Ventures PCL (For. Reg.)	8,300	7,846
IRPC Public Co. Ltd. (For. Reg.)	58,700	6,752
Kasikornbank PCL	3,800	21,373
Kasikornbank PCL (For. Reg.)	6,200	34,871
Common Stocks - continued
	Shares	Value
Thailand - continued
Krung Thai Bank PCL (For. Reg.)	18,300	$ 9,537
PTT Exploration and Production PCL (For. Reg.)	6,000	28,980
PTT Global Chemical PCL (For. Reg.)	8,639	16,265
PTT PCL (For. Reg.)	4,400	45,580
Siam Cement PCL	600	6,654
Siam Cement PCL (For. Reg.)	1,900	21,071
Siam Commercial Bank PCL (For. Reg.)	8,200	41,821
Thai Oil PCL (For. Reg.)	4,300	8,062
TOTAL THAILAND		398,495
Turkey - 0.4%
Akbank T.A.S.	9,771	36,801
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,060	14,410
Arcelik A/S	1,550	7,686
Asya Katilim Bankasi A/S (a)	3,321	3,571
Bim Birlesik Magazalar A/S JSC	581	25,249
Coca-Cola Icecek A/S	256	3,979
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,184	2,908
Enka Insaat ve Sanayi A/S	1,517	4,395
Eregli Demir ve Celik Fabrikalari T.A.S.	4,403	4,833
Ford Otomotiv Sanayi A/S	288	2,768
Haci Omer Sabanci Holding A/S	4,572	20,073
Koc Holding A/S	3,871	15,097
Koza Altin Isletmeleri A/S	200	3,956
TAV Havalimanlari Holding A/S	681	3,733
Tupras-Turkiye Petrol Rafinerileri A/S	700	15,444
Turk Hava Yollari AO	2,045	3,908
Turk Sise ve Cam Fabrikalari A/S	1,740	2,424
Turk Telekomunikasyon A/S	3,138	12,133
Turkcell Iletisim Hizmet A/S (a)	4,263	23,733
Turkiye Garanti Bankasi A/S	12,013	46,851
Turkiye Halk Bankasi A/S	1,826	15,667
Turkiye Is Bankasi A/S Series C	7,833	22,955
Turkiye Vakiflar Bankasi TAO	3,506	7,345
Yapi ve Kredi Bankasi A/S (a)	6,114	12,638
TOTAL TURKEY		312,557
United Kingdom - 14.7%
3I Group PLC	5,044	16,481
Aberdeen Asset Management PLC	4,911	19,888
Admiral Group PLC	992	16,984
Aggreko PLC	1,457	46,647
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AMEC PLC	1,757	$ 30,798
Anglo American PLC (United Kingdom)	7,098	211,443
Antofagasta PLC	2,124	35,699
ARM Holdings PLC	7,300	63,149
Associated British Foods PLC	1,890	37,189
AstraZeneca PLC (United Kingdom)	6,831	319,022
Aviva PLC	15,136	69,311
Babcock International Group PLC	1,883	25,345
BAE Systems PLC	17,354	84,047
Balfour Beatty PLC	4,149	18,858
Barclays PLC	62,106	161,749
BG Group PLC	18,165	359,418
BHP Billiton PLC	11,286	329,087
BP PLC	101,406	673,329
British American Tobacco PLC (United Kingdom)	10,535	559,562
British Land Co. PLC	4,503	37,736
British Sky Broadcasting Group PLC	5,863	65,495
BT Group PLC	41,655	141,719
Bunzl PLC	1,804	31,508
Burberry Group PLC	2,264	44,512
Capita Group PLC	3,482	38,815
Capital Shopping Centres Group PLC	3,196	16,140
Carnival PLC	973	32,637
Centrica PLC	27,779	138,064
Cobham PLC	5,934	21,631
Compass Group PLC	10,225	109,894
Croda International PLC	700	25,791
Diageo PLC	13,422	358,767
Eurasian Natural Resources Corp. PLC	1,077	6,636
Evraz PLC	1,900	7,075
Fresnillo PLC	969	22,120
G4S PLC (United Kingdom)	7,592	29,508
GKN PLC	8,201	27,053
GlaxoSmithKline PLC	27,016	621,632
Hammerson PLC	3,779	27,438
HSBC Holdings PLC (United Kingdom)	96,238	803,983
ICAP PLC	3,224	16,094
IMI PLC	1,730	22,296
Imperial Tobacco Group PLC	5,369	208,677
Inmarsat PLC	2,452	18,899
InterContinental Hotel Group PLC	1,553	38,368
Intertek Group PLC	889	38,107
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Invensys PLC	4,591	$ 17,340
Investec PLC	2,748	16,239
ITV PLC	20,420	24,172
J Sainsbury PLC	6,673	33,825
Johnson Matthey PLC	1,137	38,862
Kazakhmys PLC	1,224	13,529
Kingfisher PLC	12,649	52,911
Land Securities Group PLC	4,325	53,570
Legal & General Group PLC	31,762	63,493
Lloyds Banking Group PLC (a)	221,779	105,190
London Stock Exchange Group PLC	975	14,820
Lonmin PLC	883	9,663
Man Group PLC	9,013	11,255
Marks & Spencer Group PLC	8,780	45,936
Meggitt PLC	4,201	25,259
Melrose PLC	6,554	22,668
National Grid PLC	19,126	198,390
Next PLC	867	43,757
Old Mutual PLC	25,926	64,102
Pearson PLC	4,395	82,282
Prudential PLC	13,686	162,861
Reckitt Benckiser Group PLC	3,533	194,260
Reed Elsevier PLC	6,566	55,384
Rexam PLC	4,794	32,658
Rio Tinto PLC	7,205	331,804
Rolls-Royce Group PLC	9,860	131,479
Royal & Sun Alliance Insurance Group PLC	18,457	31,513
Royal Bank of Scotland Group PLC (a)	10,980	36,803
Royal Dutch Shell PLC:
Class A (Netherlands)	9,080	309,265
Class A (United Kingdom)	9,984	339,286
Class B (United Kingdom)	14,724	517,957
SABMiller PLC	5,121	221,358
Sage Group PLC	6,792	30,615
Schroders PLC	538	10,822
Scottish & Southern Energy PLC	5,029	103,526
Segro PLC	3,442	12,774
Serco Group PLC	2,700	24,404
Severn Trent PLC	1,217	32,914
Smith & Nephew PLC	4,642	47,511
Smiths Group PLC	2,110	35,298
Standard Chartered PLC (United Kingdom)	12,745	292,640
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Life PLC	12,304	$ 46,665
Tate & Lyle PLC	2,467	25,528
Tesco PLC	42,990	214,405
The Weir Group PLC	1,108	28,750
TUI Travel PLC	1,908	5,465
Tullow Oil PLC	4,865	98,396
Unilever PLC	6,869	246,298
United Utilities Group PLC	3,507	37,554
Vedanta Resources PLC	577	8,829
Vodafone Group PLC	266,316	762,179
Whitbread PLC	910	30,475
WM Morrison Supermarkets PLC	12,962	56,354
Xstrata PLC	11,100	147,596
TOTAL UNITED KINGDOM		11,629,490
United States of America - 0.0%
Southern Copper Corp.	916	29,568
TOTAL COMMON STOCKS (Cost $76,398,314)		75,934,269
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Banco Davivienda SA	574	6,938
Grupo Aval Acciones Y Val SA	5,400	3,646
Grupo de Inversiones Suramerica	400	7,299
Inversiones Argos SA	721	6,920
TOTAL COLOMBIA		24,803
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	270	13,491
Henkel AG & Co. KGaA	948	68,236
Porsche Automobil Holding SE (Germany)	809	41,826
ProSiebenSat.1 Media AG	512	10,772
RWE AG (non-vtg.)	236	8,377
Volkswagen AG	769	131,519
TOTAL GERMANY		274,221
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	30,696	21,370
Korea (South) - 0.1%
Hyundai Motor Co.	154	9,044
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co. Series 2	281	$ 18,615
LG Chemical Ltd.	86	7,348
Samsung Electronics Co. Ltd.	109	77,990
TOTAL KOREA (SOUTH)		112,997
Russia - 0.1%
AK Transneft OAO (a)	7	11,189
Sberbank (Savings Bank of the Russian Federation) (a)	4,500	8,837
Surgutneftegaz JSC	40,056	23,290
TOTAL RUSSIA		43,316
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $447,161)		476,707
Investment Companies - 0.3%

United States of America - 0.3%
iShares MSCI Canada Index ETF (Cost $220,870)	8,500	223,465
Government Obligations - 0.8%
Principal Amount
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.13% 8/2/12 to 11/23/12 (e) (Cost $599,882)	$ 600,000	599,907
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,217,721	1,217,721
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	62,300	62,300
TOTAL MONEY MARKET FUNDS (Cost $1,280,021)		1,280,021
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $78,946,248)		78,514,369
NET OTHER ASSETS (LIABILITIES) - 0.9%		747,074
NET ASSETS - 100%		$ 79,261,443
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 1,923,210	$ 73,525
14 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	661,850	24,585
TOTAL EQUITY INDEX CONTRACTS		$ 2,585,060	$ 98,110

The face value of futures purchased as a percentage of net assets is 3.3%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,105
Fidelity Securities Lending Cash Central Fund	3,833
Total	$ 5,938
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,092,654	$ 4,665,974	$ 2,426,680	$ -
Consumer Staples	8,120,169	5,521,620	2,598,549	-
Energy	8,368,338	4,861,351	3,506,987	-
Financials	18,438,597	13,689,357	4,749,240	-
Health Care	5,734,067	2,084,742	3,649,325	-
Industrials	8,098,707	5,158,469	2,937,703	2,535
Information Technology	4,817,886	2,283,301	2,534,585	-
Materials	8,280,209	5,688,229	2,591,980	-
Telecommunication Services	4,643,223	2,144,691	2,498,532	-
Utilities	2,817,126	2,253,166	563,960	-
Investment Companies	223,465	223,465	-	-
Government Obligations	599,907	-	599,907	-
Money Market Funds	1,280,021	1,280,021	-	-
Total Investments in Securities:	$ 78,514,369	$ 49,854,386	$ 28,657,448	$ 2,535
Derivative Instruments:
Assets
Futures Contracts	$ 98,110	$ 98,110	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 15,330
Level 2 to Level 1	$ 5,751,999
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $78,958,061. Net unrealized depreciation aggregated $443,692, of which $4,622,337 related to appreciated investment securities and $5,066,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

July 31, 2012

1.929352.100

EMX-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
Bermuda - 0.6%
Brilliance China Automotive Holdings Ltd. (a)	84,000	$ 68,134
China Foods Ltd.	40,000	37,603
China Resources Gas Group Ltd.	24,000	46,423
CITIC Resources Holdings Ltd. (a)	66,000	9,532
Cosco Pacific Ltd.	44,567	61,609
Credicorp Ltd.	1,234	144,378
Credicorp Ltd. (NY Shares)	814	94,375
Kunlun Energy Co. Ltd.	112,000	181,402
Shenzhen International Holdings Ltd.	405,000	25,591
Sinofert Holdings Ltd.	64,000	13,040
TOTAL BERMUDA		682,087
Brazil - 16.3%
AES Tiete SA	2,700	32,518
AES Tiete SA (PN) (non-vtg.)	4,200	60,155
All America Latina Logistica SA	25,300	116,796
Amil Participacoes SA	5,100	48,631
Banco Bradesco SA (PN)	68,300	1,053,231
Banco do Brasil SA	40,200	427,660
Banco Santander SA (Brasil) unit	27,400	207,385
BM&F Bovespa SA	69,400	389,469
BR Malls Participacoes SA	15,600	182,096
Bradespar SA (PN)	7,800	116,970
Brasil Foods SA	31,200	446,715
Braskem SA (PN-A)	5,600	33,859
BTG Pactual Participations Ltd. unit	3,600	53,055
CCR SA	46,400	387,195
CCX Carvao da Colombia SA (a)	3,000	6,178
Centrais Eletricas Brasileiras SA (Electrobras)	18,600	128,435
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	10,300	100,778
Cetip SA	9,303	117,899
Cia.Hering SA	5,700	112,542
Cielo SA	9,320	271,704
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	4,200	171,140
Companhia de Bebidas das Americas (AmBev)	8,900	279,265
Companhia de Bebidas das Americas (AmBev) (PN)	34,800	1,334,974
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,900	166,490
Companhia de Transmissao de Energia Eletrica Paulista:
rights 8/23/12 (a)	11	2
(PN)	1,400	39,318
Companhia Energetica de Minas Gerais (CEMIG)	3,450	55,811
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	16,425	$ 314,040
Companhia Energetica de Sao Paulo Series A	5,500	100,059
Companhia Paranaense de Energia-Copel (PN-B)	4,400	90,353
Companhia Siderurgica Nacional SA (CSN)	38,200	196,294
Cosan SA Industria e Comercio	5,800	88,308
CPFL Energia SA	10,400	119,977
Cyrela Brazil Realty SA	11,200	80,890
Duratex SA	9,900	57,732
Ecorodovias Infraestrutura e Logistica SA	6,500	52,623
Embraer SA	26,400	169,284
Energias do Brasil SA	8,900	58,850
Fibria Celulose SA (a)	7,900	59,755
Gerdau SA	8,500	63,049
Gerdau SA (PN)	28,900	262,599
Hypermarcas SA	16,400	103,240
Itau Unibanco Banco Multiplo SA	7,400	102,702
Itau Unibanco Banco Multiplo SA	81,800	1,296,138
Itausa-Investimentos Itau SA (PN)	105,950	496,867
JBS SA (a)	30,600	80,039
Klabin SA (PN) (non-vtg.)	20,900	92,302
Light SA	2,900	35,493
Localiza Rent A Car SA	5,300	85,945
Lojas Americanas SA	5,646	36,782
Lojas Americanas SA (PN)	22,296	158,418
Lojas Renner SA	4,600	137,538
Metalurgica Gerdau SA (PN)	9,700	110,387
MMX Mineracao e Metalicos SA (a)	7,800	21,772
MPX Mineracao e Energia SA (a)	1,600	25,844
MRV Engenharia e Participacoes SA	13,200	71,823
Multiplan Empreendimentos Imobiliarios SA	2,900	73,335
Natura Cosmeticos SA	7,400	194,136
OGX Petroleo e Gas Participacoes SA (a)	44,600	122,970
Oi SA	10,100	58,110
Oi SA (PN)	42,200	209,641
OSX Brasil SA (a)	2,500	14,628
PDG Realty SA Empreendimentos e Participacoes	41,000	68,227
Petroleo Brasileiro SA - Petrobras:
(ON)	135,300	1,323,817
(PN) (non-vtg.)	195,700	1,862,263
Porto Seguro SA	4,800	41,929
Redecard SA	18,000	290,308
Souza Cruz SA	16,400	231,290
Common Stocks - continued
	Shares	Value
Brazil - continued
Sul America SA unit	4,559	$ 27,810
Telefonica Brasil SA	8,000	187,507
TIM Participacoes SA	34,800	145,028
Tractebel Energia SA	9,500	169,444
Ultrapar Participacoes SA	14,600	344,125
Usinas Siderurgicas de Minas Gerais SA - Usiminas	7,200	28,987
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	17,600	63,385
Vale SA	57,700	1,046,045
Vale SA (PN-A)	75,000	1,332,227
Weg SA	8,500	76,779
TOTAL BRAZIL		18,821,365
Cayman Islands - 0.4%
China Resources Cement Holdings Ltd.	64,000	33,755
China Resources Land Ltd.	86,000	174,557
China State Construction International Holdings Ltd.	54,000	56,405
MStar Semiconductor, Inc.	19,000	121,526
TPK Holdings Co.	7,775	86,995
TOTAL CAYMAN ISLANDS		473,238
Chile - 2.5%
AES Gener SA	93,393	50,783
Banco de Chile	1,285,253	183,170
Banco de Credito e Inversiones	1,489	95,617
Banco Santander Chile	2,686,896	194,804
CAP SA	3,798	136,500
Cencosud SA	34,263	195,535
Colbun SA (a)	244,998	68,006
Compania Cervecerias Unidas SA	4,781	63,185
Compania de Petroleos de Chile SA (COPEC)	18,702	271,184
CorpBanca SA	5,178,087	64,679
Embotelladora Andina SA Class B	5,421	31,442
Empresa Nacional de Electricidad SA	141,257	235,258
Empresa Nacional de Electricidad SA sponsored ADR	203	10,148
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,259	64,086
Empresas CMPC SA	57,193	214,792
Enersis SA	442,968	147,274
Enersis SA sponsored ADR	300	4,965
Lan Airlines SA	11,516	284,113
Lan Airlines SA sponsored ADR	189	4,648
SACI Falabella	25,399	247,282
Sociedad Matriz Banco de Chile Class B	203,273	69,056
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA:
(PN-B)	4,003	$ 240,222
(PN-B) sponsored ADR	168	10,068
TOTAL CHILE		2,886,817
China - 11.2%
Agricultural Bank China Ltd. (H Shares)	817,000	332,923
Air China Ltd. (H Shares)	84,000	59,468
Aluminum Corp. of China Ltd. (H Shares)	154,000	63,027
Angang Steel Co. Ltd. (H Shares) (a)	52,000	26,822
Anhui Conch Cement Co. Ltd. (H Shares)	47,000	123,944
Anhui Expressway Co. Ltd. (H Shares)	20,000	8,975
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,600	18,776
Bank Communications Co. Ltd. (H Shares)	312,000	207,203
Bank of China Ltd. (H Shares)	2,974,000	1,139,023
BBMG Corp. (H Shares)	40,000	24,966
Beijing Capital International Airport Co. Ltd. (H Shares)	62,000	42,374
Beijing North Star Co. Ltd. (H Shares)	26,000	4,694
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,345
BOE Technology Group Co. Ltd. (B Shares) (a)	85,500	9,151
BYD Co. Ltd. (H Shares) (a)	18,500	31,586
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	52,000	58,205
China BlueChemical Ltd. (H Shares)	68,000	44,721
China CITIC Bank Corp. Ltd. (H Shares)	388,000	196,134
China Coal Energy Co. Ltd. (H Shares)	145,000	133,693
China Communications Construction Co. Ltd. (H Shares)	158,000	139,159
China Communications Services Corp. Ltd. (H Shares)	68,000	34,900
China Construction Bank Corp. (H Shares)	2,562,000	1,731,193
China Cosco Holdings Co. Ltd. (H Shares) (a)	113,500	47,129
China Eastern Airlines Corp. Ltd. (H Shares) (a)	58,000	20,166
China International Marine Containers (Group) Ltd. (B Shares)	53,000	63,972
China Life Insurance Co. Ltd. (H Shares)	265,000	727,447
China Longyuan Power Grid Corp. Ltd. (H Shares)	52,000	33,528
China Merchants Bank Co. Ltd. (H Shares)	140,000	258,527
China Merchants Property Development Co. Ltd. (B Shares)	10,600	20,053
China Minsheng Banking Corp. Ltd. (H Shares)	200,000	185,952
China Molybdenum Co. Ltd. (H Shares) (a)	32,000	11,884
China National Building Materials Co. Ltd. (H Shares)	100,000	97,876
China National Materials Co. Ltd. (H Shares)	42,000	10,182
China Oilfield Services Ltd. (H Shares)	56,000	86,513
China Pacific Insurance Group Co. Ltd. (H Shares)	62,200	197,716
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	596,000	$ 536,791
China Railway Construction Corp. Ltd. (H Shares)	80,500	70,486
China Railway Group Ltd. (H Shares)	160,000	70,151
China Shenhua Energy Co. Ltd. (H Shares)	121,000	454,060
China Ship Container Lines Co. Ltd. (H Shares) (a)	125,000	30,627
China Shipping Development Co. Ltd. (H Shares)	40,000	16,455
China Southern Airlines Ltd. (H Shares)	82,000	40,711
China Telecom Corp. Ltd. (H Shares)	578,000	300,078
China Vanke Co. Ltd. (B Shares)	41,500	53,355
Chongqing Changan Automobile Co. Ltd. (B Shares)	41,800	14,608
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	90,000	35,050
CITIC Securities Co. Ltd. (H Shares)	23,500	41,153
CSG Holding Co. Ltd. (B Shares)	20,900	13,044
CSR Corp. Ltd. (H Shares)	78,000	57,434
Datang International Power Generation Co. Ltd. (H Shares)	110,000	38,867
Dazhong Transport Group Co. Ltd. (B Shares)	14,300	6,078
Dongfang Electric Corp. Ltd. (H Shares)	10,800	15,738
Dongfeng Motor Group Co. Ltd. (H Shares)	92,000	128,366
Double Coin Holdings Ltd. (B Shares)	2,600	1,110
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	3,850
Great Wall Motor Co. Ltd. (H Shares)	36,500	82,275
Guangdong Electric Power Development Co. Ltd.	18,600	8,827
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	23,800	6,476
Guangshen Railway Co. Ltd. (H Shares)	36,000	11,467
Guangzhou Automobile Group Co. Ltd. (H Shares)	74,000	55,538
Guangzhou Pharmaceutical Ltd. (H Shares)	6,000	10,476
Guangzhou R&F Properties Co. Ltd. (H Shares)	31,600	40,301
Guangzhou Shipyard International Ltd. (H Shares)	8,000	5,086
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,375
Haitong Securities Co. Ltd. (H Shares)	39,200	48,022
Harbin Power Equipment Co. Ltd. (H Shares)	18,000	13,509
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	4,013
Huadian Power International Corp. Ltd. (H Shares) (a)	38,000	11,957
Huaneng Power International, Inc. (H Shares)	124,000	89,555
Industrial & Commercial Bank of China Ltd. (H Shares)	2,313,000	1,327,305
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	14,000	9,996
Inner Mongolia Yitai Coal Co. Ltd.:
(B Shares)	24,900	132,568
(H Shares) (a)	4,000	22,438
Jiangling Motors Corp. Ltd. (B Shares)	900	1,578
Jiangsu Expressway Co. Ltd. (H Shares)	44,000	40,853
Common Stocks - continued
	Shares	Value
China - continued
Jiangxi Copper Co. Ltd. (H Shares)	49,000	$ 108,177
Jinzhou Port Co. Ltd. (B Shares)	11,000	3,652
Lianhua Supermarket Holdings Ltd. (H Shares)	14,000	13,901
Maanshan Iron & Steel Ltd. (H Shares)	120,000	26,926
Metallurgical Corp. China Ltd. (H Shares)	97,000	20,389
New China Life Insurance Co. Ltd. (H Shares)	14,400	45,216
PetroChina Co. Ltd. (H Shares)	746,000	931,476
PICC Property & Casualty Co. Ltd. (H Shares)	130,008	145,688
Ping An Insurance Group Co. China Ltd. (H Shares)	83,500	655,212
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	16,300	5,570
(H Shares)	11,500	3,648
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	64,000	71,389
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	4,864
Shanghai Electric Group Co. Ltd. (H Shares)	102,000	38,408
Shanghai Friendship Group, Inc. (B Shares)	4,900	5,194
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	4,191
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	4,596
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	12,000	7,776
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	5,323
Shanghai Lujiazui Finance Trust Deltd (B Shares)	15,700	15,245
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,400	24,682
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	6,440
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	14,000	8,918
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	7,311
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	5,565
Shenzhen Expressway Co. (H Shares)	24,000	8,697
Sichuan Expressway Co. Ltd. (H Shares)	26,000	7,913
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	72,000	19,312
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	38,000	7,203
Sinopharm Group Co. Ltd. (H Shares)	24,000	70,564
Sinotrans Ltd. (H Shares)	61,000	7,473
Tianjin Capital Envir Protn Co. Ltd. (H Shares)	14,000	3,177
Travelsky Technology Ltd. (H Shares)	37,000	18,036
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	105,613
Weichai Power Co. Ltd. (H Shares)	14,000	42,516
Weifu High-Technology Co. Ltd. (B Shares)	4,200	8,216
Weiqiao Textile Co. Ltd. (H Shares)	22,500	7,428
Wumart Stores, Inc. (H Shares)	21,000	41,000
Common Stocks - continued
	Shares	Value
China - continued
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	45,200	$ 14,397
Yantai Changyu Pioneer Wine Co. (B Shares)	10,920	73,648
Yanzhou Coal Mining Co. Ltd. (H Shares)	70,000	103,593
Zhaojin Mining Industry Co. Ltd. (H Shares)	28,000	35,204
Zhejiang Expressway Co. Ltd. (H Shares)	68,000	49,456
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	24,900	11,703
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	20,000	47,713
Zijin Mining Group Co. Ltd. (H Shares)	194,000	62,293
ZTE Corp. (H Shares)	20,400	27,201
TOTAL CHINA		12,989,967
Colombia - 1.0%
Almacenes Exito SA	8,109	138,913
BanColombia SA:
sponsored ADR	76	4,700
(PN)	12,136	188,666
Cementos Argos SA	11,886	46,958
Corp. Financiera Colombiana SA	3,144	57,894
Ecopetrol SA	160,504	461,245
Grupo de Inversiones Suramerica	8,280	141,843
Interconexion Electrica SA ESP	12,322	78,383
Isagen SA ESP	28,483	39,496
TOTAL COLOMBIA		1,158,098
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	7,603	256,031
Komercni Banka A/S	524	89,120
Telefonica Czech Rep A/S	4,232	79,996
TOTAL CZECH REPUBLIC		425,147
Egypt - 0.4%
Alexandria Mineral Oils Co.	1,500	21,208
Commercial International Bank Ltd.	18,994	86,235
Commercial International Bank Ltd. sponsored GDR	1,510	6,689
EFG-Hermes Holding SAE	15,045	26,550
Egyptian Kuwaiti Holding	27,023	32,968
El Ezz Steel Rebars SAE	13,312	16,326
Elsewedy Electric Co.	2,725	10,048
National Societe Generale Bank	5,738	28,800
Orascom Construction Industries SAE	3,414	149,492
Orascom Construction Industries SAE GDR	209	8,891
Orascom Telecom Holding SAE (a)	86,475	46,122
Orascom Telecom Media & Technology Holding SAE	108,153	10,148
Common Stocks - continued
	Shares	Value
Egypt - continued
Sidi Kerir Petrochemcials Co.	6,102	$ 12,255
Talaat Moustafa Group Holding (a)	52,028	34,772
Telecom Egypt SAE	13,447	28,090
TOTAL EGYPT		518,594
Hong Kong - 4.9%
Beijing Enterprises Holdings Ltd.	21,000	136,756
China Agri-Industries Holding Ltd.	55,000	27,377
China Everbright Ltd.	34,000	45,686
China Insurance International Holdings Co. Ltd. (a)	27,600	38,866
China Merchant Holdings International Co. Ltd.	42,847	133,436
China Mobile Ltd.	200,000	2,333,795
China Mobile Ltd. sponsored ADR	2,600	151,112
China Overseas Land & Investment Ltd.	144,000	340,562
China Resources Enterprise Ltd.	44,000	121,991
China Resources Power Holdings Co. Ltd.	66,000	139,239
China Unicom Ltd.	254,000	371,632
CITIC Pacific Ltd.	38,000	55,079
CNOOC Ltd.	595,000	1,193,603
CNOOC Ltd. sponsored ADR	400	80,120
Far East Horizon Ltd.	41,000	28,498
Franshion Properties China Ltd.	124,000	38,377
Guangdong Investment Ltd.	72,000	51,994
Lenovo Group Ltd.	278,000	192,869
Poly (Hong Kong) Investments Ltd. (a)	58,000	30,441
Shanghai Industrial Holdings Ltd.	18,000	49,325
Shenzhen Investment Ltd.	90,628	20,919
Sino-Ocean Land Holdings Ltd.	141,489	69,151
Sinotruk Hong Kong Ltd.	22,000	11,603
Yuexiu Property Co. Ltd.	258,000	58,555
TOTAL HONG KONG		5,720,986
Hungary - 0.4%
Magyar Telekom PLC	13,434	24,881
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,809	202,883
OTP Bank PLC	10,126	155,915
Richter Gedeon PLC	469	79,487
TOTAL HUNGARY		463,166
India - 2.8%
ACC Ltd.	631	15,039
Adani Enterprises Ltd.	2,129	6,932
Adani Power Ltd. (a)	2,900	2,281
Common Stocks - continued
	Shares	Value
India - continued
Ambuja Cements Ltd.	6,976	$ 22,657
Ashok Leyland Ltd.	20,233	8,121
Asian Paints India Ltd.	366	23,994
Axis Bank Ltd.	3,367	63,277
Bajaj Auto Ltd.	614	17,729
Bajaj Holdings & Investment Ltd.	1,047	14,437
Bank of Baroda	600	7,085
Bank of India	707	3,791
Bharat Electronics Ltd.	443	9,266
Bharat Forge Ltd.	1,929	10,424
Bharat Heavy Electricals Ltd.	7,401	28,726
Bharat Petroleum Corp. Ltd.	2,037	13,320
Bharti Airtel Ltd.	17,696	95,567
Cadila Healthcare Ltd.	670	10,634
Cairn India Ltd. (a)	2,100	12,613
Canara Bank	467	3,078
Cipla Ltd.	2,870	17,491
Coal India Ltd.	7,119	46,044
Colgate-Palmolive (India)	600	12,508
Container Corp. of India Ltd.	588	9,998
Corporation Bank Ltd.	1,800	13,165
Cummins India Ltd.	1,327	10,208
Dabur India Ltd.	4,153	8,917
Divi's Laboratories Ltd.	499	9,850
DLF Ltd.	7,098	26,707
Dr. Reddy's Laboratories Ltd.	960	27,812
Exide Industries Ltd.	5,572	12,872
GAIL India Ltd.	3,651	23,252
GlaxoSmithKline Pharmaceuticals Ltd.	100	3,798
Glenmark Pharmaceuticals Ltd.	1,036	7,160
GMR Infrastructure Ltd. (a)	13,935	5,831
Great Eastern Shipping Co. Ltd.	500	2,341
HCL Technologies Ltd.	1,945	18,153
HDFC Bank Ltd.	13,157	138,567
Hero Motocorp Ltd.	882	31,829
Hindalco Industries Ltd.	17,845	38,574
Hindustan Petroleum Corp. Ltd.	2,138	13,226
Hindustan Unilever Ltd.	9,849	82,846
Hindustan Zinc Ltd.	1,200	2,578
Housing Development Finance Corp. Ltd.	12,582	156,516
ICICI Bank Ltd.	6,779	116,773
IDBI Bank Ltd.	1,500	2,376
Common Stocks - continued
	Shares	Value
India - continued
Idea Cellular Ltd. (a)	10,519	$ 15,137
Indiabulls Financial Services Ltd.	2,000	8,182
Indian Oil Corp. Ltd.	2,626	12,757
Infosys Ltd.	6,557	261,332
Infrastructure Development Finance Co. Ltd.	14,105	34,158
ITC Ltd.	66,403	308,530
Jaiprakash Associates Ltd.	11,443	15,117
Jindal Steel & Power Ltd.	4,117	29,540
JSW Steel Ltd.	1,386	16,666
Kotak Mahindra Bank Ltd.	3,080	29,700
Larsen & Toubro Ltd.	1,877	46,263
Lupin Ltd.	1,337	14,460
Mahindra & Mahindra Ltd.	4,460	56,260
Maruti Suzuki India Ltd.	1,009	20,609
Mphasis BFL Ltd. (a)	900	6,442
Mundra Port and SEZ Ltd.	2,738	5,936
Nestle India Ltd.	313	25,231
NHPC Ltd.	41,961	13,783
NTPC Ltd.	18,402	52,000
Oil & Natural Gas Corp. Ltd.	39,173	201,682
Oil India Ltd.	500	4,466
Oracle Finance Services Software Ltd. (a)	100	4,597
Piramal Healthcare Ltd.	1,213	11,285
Power Finance Corp. Ltd.	2,100	6,545
Power Grid Corp. of India Ltd.	12,834	27,477
Ranbaxy Laboratories Ltd. (a)	1,597	14,300
Reliance Capital Ltd.	883	5,308
Reliance Communication Ltd.	4,164	4,204
Reliance Industries Ltd.	18,340	245,458
Reliance Infrastructure Ltd.	1,636	14,565
Reliance Power Ltd. (a)	3,930	6,455
Rural Electrification Corp. Ltd.	2,499	8,476
Satyam Computer Services Ltd. (a)	5,508	8,129
Sesa Goa Ltd.	3,369	11,533
Shriram Transport Finance Co. Ltd.	264	2,747
Siemens India Ltd.	747	9,161
State Bank of India	1,438	51,896
Steel Authority of India Ltd.	8,154	12,592
Sterlite Industries (India) Ltd.	6,682	12,770
Sun Pharmaceutical Industries Ltd.	3,442	40,491
Suzlon Energy Ltd. (a)	7,736	2,569
Tata Chemicals Ltd.	1,100	6,056
Common Stocks - continued
	Shares	Value
India - continued
Tata Consultancy Services Ltd.	3,276	$ 73,330
Tata Motors Ltd.	10,126	40,788
Tata Power Co. Ltd.	9,881	17,473
Tata Steel Ltd.	2,858	21,319
Titan Industries Ltd.	8,126	32,462
Ultratech Cemco Ltd.	1,190	35,117
Union Bank of India	1,600	4,832
Unitech Ltd.	14,034	5,469
United Spirits Ltd.	803	11,695
Wipro Ltd.	5,813	35,380
Zee Entertainment Enterprises Ltd.	3,834	11,621
TOTAL INDIA		3,182,714
Indonesia - 3.3%
PT Adaro Energy Tbk	477,000	73,734
PT Aneka Tambang Tbk	117,500	15,924
PT Astra Agro Lestari Tbk	16,000	38,962
PT Astra International Tbk	1,076,500	797,829
PT Bank Central Asia Tbk	437,000	370,143
PT Bank Danamon Indonesia Tbk Series A	60,500	38,753
PT Bank Mandiri (Persero) Tbk	330,500	290,434
PT Bank Negara Indonesia (Persero) Tbk	191,500	80,594
PT Bank Rakyat Indonesia Tbk	429,500	318,316
PT Bumi Resources Tbk	725,000	79,831
PT Charoen Pokphand Indonesia Tbk	291,000	98,592
PT Gudang Garam Tbk	20,500	122,305
PT Indo Tambangraya Megah Tbk	12,500	47,049
PT Indocement Tunggal Prakarsa Tbk	40,500	92,192
PT Indofood Sukses Makmur Tbk	129,500	74,039
PT Indofood Sukses Makmur Tbk	36,500	25,506
PT Indosat Tbk	71,000	36,458
PT International Nickel Indonesia Tbk	69,000	17,716
PT Jasa Marga Tbk	82,000	49,486
PT Kalbe Farma Tbk	261,000	105,699
PT Perusahaan Gas Negara Tbk Series B	334,500	134,579
PT Semen Gresik (Persero) Tbk	105,000	143,965
PT Tambang Batubbara Bukit Asam Tbk	36,000	60,603
PT Telkomunikasi Indonesia Tbk Series B	358,500	346,485
PT Unilever Indonesia Tbk	54,500	139,928
PT United Tractors Tbk	100,500	223,451
TOTAL INDONESIA		3,822,573
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Brait SA	19,200	$ 65,589
Malaysia - 4.9%
AirAsia Bhd	73,500	87,979
AMMB Holdings Bhd	82,400	169,310
Axiata Group Bhd	226,700	425,176
Berjaya Sports Toto Bhd	36,600	50,135
British American Tobacco (Malaysia) Bhd	5,100	97,511
Bumi Armada Bhd	32,600	40,900
Bumiputra-Commerce Holdings Bhd	198,600	498,963
DiGi.com Bhd	208,900	296,853
Felda Global Ventures Holdings Bhd	41,100	67,744
Gamuda Bhd	77,900	87,511
Genting Bhd	100,100	303,392
Genting Malaysia Bhd	104,000	112,172
Hong Leong Bank Bhd	19,200	83,940
IHH Healthcare Bhd	86,000	88,078
IJM Corp. Bhd	49,300	81,733
IOI Corp. Bhd	169,900	290,372
Kuala Lumpur Kepong Bhd	18,200	138,400
Lafarge Malayan Cement Bhd	14,600	37,382
Malayan Banking Bhd	203,109	569,446
Malaysia Marine and Heavy Engineering Sdn Bhd	19,000	32,290
Malaysian Plantations Bhd	39,900	54,273
Maxis Bhd	81,500	167,200
MMC Corp. Bhd	42,300	32,492
Parkson Holdings Bhd	19,400	30,114
Petronas Chemicals Group Bhd	110,500	233,060
Petronas Dagangan Bhd	9,700	65,194
Petronas Gas Bhd	26,700	158,089
PPB Group Bhd	20,600	100,214
Public Bank Bhd (For. Reg.)	38,000	174,889
RHB Capital Bhd	24,879	58,684
Sime Darby Bhd	160,700	505,579
SP Setia Bhd	19,700	22,887
Telekom Malaysia Bhd	38,300	69,257
Tenaga Nasional Bhd	46,400	100,240
UEM Land Holdings Bhd (a)	43,700	27,833
UMW Holdings Bhd	29,300	88,805
YTL Corp. Bhd	198,486	118,158
YTL Power International Bhd	101,600	58,531
TOTAL MALAYSIA		5,624,786
Common Stocks - continued
	Shares	Value
Mexico - 5.9%
Alfa SA de CV Series A	9,400	$ 151,145
America Movil SAB de CV Series L	1,390,100	1,858,554
CEMEX SA de CV unit	385,604	269,083
Coca-Cola FEMSA SAB de CV Series L	16,000	178,270
Embotelladoras Arca SAB de CC	28,800	181,266
Fomento Economico Mexicano SAB de CV unit	76,900	658,061
Grupo Bimbo SAB de CV Series A	81,500	202,976
Grupo Carso SA de CV Series A1	23,400	80,924
Grupo Elektra SA de CV	2,510	118,702
Grupo Financiero Banorte SAB de CV Series O	82,800	443,372
Grupo Financiero Inbursa SAB de CV Series O	71,500	186,244
Grupo Mexico SA de CV Series B	139,607	391,364
Grupo Modelo SAB de CV Series C	21,900	197,485
Grupo Televisa SA de CV	100,200	457,129
Industrias Penoles SA de CV	5,635	232,209
Kimberly-Clark de Mexico SA de CV Series A	43,100	90,099
Mexichem SAB de CV	49,527	234,740
Minera Frisco SAB de CV (a)	27,300	108,535
Organizacion Soriana SA Series B	11,400	34,290
Wal-Mart de Mexico SA de CV Series V	252,100	714,111
TOTAL MEXICO		6,788,559
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	3,905	30,109
Managem	125	20,673
TOTAL MOROCCO		50,782
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	18,965	23,664
MCB Bank Ltd.	22,601	44,880
National Bank of Pakistan	18,837	9,276
Oil & Gas Development Co. Ltd.	22,317	39,494
Pakistan Petroleum Ltd.	9,329	19,315
TOTAL PAKISTAN		136,629
Peru - 0.3%
Compania de Minas Buenaventura SA	2,874	103,775
Compania de Minas Buenaventura SA sponsored ADR	5,299	192,990
Volcan Compania Minera Saa Class B	65,398	72,222
TOTAL PERU		368,987
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	73,600	86,744
Common Stocks - continued
	Shares	Value
Philippines - continued
Aboitiz Power Corp.	78,300	$ 64,805
Alliance Global Group, Inc.	131,200	36,709
Ayala Corp.	6,460	67,347
Ayala Land, Inc.	171,400	89,713
Bank of the Philippine Islands (BPI)	48,890	85,026
BDO Unibank, Inc.	53,622	82,787
DMCI Holdings, Inc.	37,090	52,066
Globe Telecom, Inc.	1,640	45,061
Jollibee Food Corp.	15,260	37,689
Metropolitan Bank & Trust Co.	31,340	75,150
Philippine Long Distance Telephone Co.	1,520	99,554
PNOC Energy Development Corp.	364,600	53,015
San Miguel Corp.	32,070	85,658
SM Investments Corp.	6,110	109,774
SM Prime Holdings, Inc.	238,500	79,871
TOTAL PHILIPPINES		1,150,969
Poland - 1.4%
Bank Handlowy w Warszawie SA	1,282	31,083
Bank Polska Kasa Opieki SA	3,571	149,431
BRE Bank SA (a)	515	43,933
ENEA SA	6,285	29,310
Getin Noble Bank SA	48,789	23,366
ING Bank Slaski SA	1,650	37,782
Jastrzebska Spolka Weglowa SA	1,713	47,942
KGHM Polska Miedz SA (Bearer)	5,363	203,389
Polish Oil & Gas Co.	58,567	70,999
Polska Grupa Energetyczna SA	24,900	138,629
Polski Koncern Naftowy Orlen SA (a)	11,092	118,860
Powszechna Kasa Oszczednosci Bank SA	22,356	217,481
Powszechny Zaklad Ubezpieczen SA	2,304	244,134
Synthos SA	18,701	29,668
Tauron Polska Energia SA	48,576	66,884
Telekomunikacja Polska SA	23,445	110,528
TVN SA	4,752	10,640
TOTAL POLAND		1,574,059
Russia - 6.3%
Aeroflot - Russian Airlines (a)	16,900	21,834
Federal Grid Co. Unified Energy System JSC (a)	9,073,804	64,015
Gazprom OAO sponsored ADR (Reg. S)	168,409	1,558,625
Inter Rao Ues JSC (a)	65,800,000	54,088
Common Stocks - continued
	Shares	Value
Russia - continued
Interregional Distribution Grid Companies Holding JSC (a)	609,340	$ 33,471
LSR Group OJSC GDR (Reg. S)	5,850	26,150
Lukoil Oil Co. sponsored ADR (United Kingdom)	22,681	1,281,477
Magnit OJSC GDR (Reg. S)	11,931	386,445
Magnitogorsk Iron & Steel Works OJSC unit	3,114	11,615
Mobile TeleSystems OJSC sponsored ADR	16,450	311,728
Mosenergo AO (a)	511,037	19,632
NOMOS-BANK OJSC GDR (Reg. S) (a)	1,600	18,720
Norilsk Nickel OJSC ADR	17,147	264,921
NOVATEK OAO GDR (Reg. S)	2,929	331,270
Novolipetsk Steel OJSC GDR (Reg. S)	2,799	46,603
OGK-4 OJSC (a)	630,201	51,393
Pharmstandard OJSC unit (a)	2,904	42,166
PIK Group GDR (Reg. S) unit (a)	3,500	7,840
Raspadskaya OAO (a)	6,852	17,084
Rosneft Oil Co. OJSC GDR (Reg. S)	47,613	286,630
Rostelecom sponsored ADR	9,076	190,142
RusHydro JSC sponsored ADR	40,200	98,490
Sberbank (Savings Bank of the Russian Federation)	39,030	108,625
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	67,480	751,052
Severstal JSC GDR (Reg. S)	5,960	66,752
Sistema JSFC sponsored GDR	5,295	109,818
Surgutneftegaz JSC sponsored ADR	25,100	210,589
Tatneft OAO sponsored ADR	9,717	365,748
TGK-1 OAO (a)	38,530,033	7,032
TMK OAO GDR (Reg. S)	2,653	37,938
Uralkali OJSC GDR (Reg. S)	8,876	369,952
VTB Bank JSC unit	48,228	157,706
TOTAL RUSSIA		7,309,551
South Africa - 10.4%
Absa Group Ltd.	12,846	209,403
Adcock Ingram Holdings Ltd.	5,798	42,177
Aeci Ltd.	4,593	43,318
African Bank Investments Ltd.	29,973	132,198
African Rainbow Minerals Ltd.	2,725	51,289
Allied Technologies Ltd.	1,705	9,786
Anglo Platinum Ltd.	2,901	148,984
AngloGold Ashanti Ltd.	13,571	459,306
ArcelorMittal South Africa Ltd.	7,802	42,142
Aspen Pharmacare Holdings Ltd.	11,742	205,950
Common Stocks - continued
	Shares	Value
South Africa - continued
Assore Ltd.	1,534	$ 54,866
Aveng Ltd.	13,144	57,179
AVI Ltd.	11,533	82,377
Barloworld Ltd.	8,129	82,021
Bidvest Group Ltd.	11,914	285,701
Capital Property Fund	54,640	71,176
Capitec Bank Holdings Ltd.	1,284	33,824
Clicks Group Ltd.	9,342	61,659
Coronation Fund Managers Ltd.	8,269	29,417
DataTec Ltd.	6,462	36,115
Discovery Holdings Ltd.	10,889	71,053
Exxaro Resources Ltd.	3,835	78,145
FirstRand Ltd.	149,841	500,463
Foschini Ltd.	8,240	141,888
Fountainhead Property Trust	35,390	34,041
Gold Fields Ltd.	25,125	322,477
Grindrod Ltd.	13,270	20,734
Growthpoint Properties Ltd.	63,177	193,984
Harmony Gold Mining Co. Ltd.	14,626	144,211
Hyprop Investments Ltd.	6,404	52,660
Illovo Sugar Ltd.	6,979	24,279
Impala Platinum Holdings Ltd.	22,539	354,063
Imperial Holdings Ltd.	7,601	173,778
Investec Ltd.	10,492	62,631
JD Group Ltd.	3,215	17,133
JSE Ltd.	3,023	27,620
Kumba Iron Ore Ltd.	3,317	206,462
Lewis Group Ltd.	2,993	25,657
Liberty Holdings Ltd.	5,457	61,754
Life Healthcare Group Holdings Ltd.	35,631	144,452
Massmart Holdings Ltd.	3,878	81,383
Mediclinic International Ltd.	10,922	52,858
MMI Holdings Ltd.	38,355	86,206
Mondi Ltd.	4,642	39,546
Mr Price Group Ltd.	9,061	134,937
MTN Group Ltd.	66,891	1,204,200
Murray & Roberts Holdings Ltd. (a)	14,682	41,781
Nampak Ltd.	22,861	71,824
Naspers Ltd. Class N	14,595	793,457
Nedbank Group Ltd.	9,028	197,043
Netcare Ltd.	51,577	101,215
Northam Platinum Ltd.	9,058	28,086
Common Stocks - continued
	Shares	Value
South Africa - continued
Palabora Mining Co. Ltd.	600	$ 6,674
Pick 'n Pay Stores Ltd.	8,014	40,982
Pick'n Pay Holdings Ltd.	10,512	24,135
Pretoria Portland Cement Co. Ltd.	19,855	62,092
Remgro Ltd.	17,206	292,930
Reunert Ltd.	7,473	72,287
RMB Holdings Ltd.	38,244	169,464
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,682	15,329
Sanlam Ltd.	74,804	321,432
Santam Ltd.	1,994	39,516
Sappi Ltd. (a)	18,312	54,988
Sasol Ltd.	22,837	947,353
Shoprite Holdings Ltd.	20,273	397,961
Spar Group Ltd.	6,151	89,007
Standard Bank Group Ltd.	56,252	774,968
Steinhoff International Holdings Ltd.	62,090	184,569
Sun International Ltd.	4,145	39,769
Telkom SA Ltd.	14,131	30,668
Tiger Brands Ltd.	5,115	164,578
Tongaat Hulett Ltd.	4,017	66,272
Truworths International Ltd.	16,412	204,864
Vodacom Group Ltd.	15,997	185,572
Wilson Bayly Holmes-Ovcon Ltd.	1,739	27,446
Woolworths Holdings Ltd.	29,752	193,420
TOTAL SOUTH AFRICA		12,035,185
Taiwan - 12.2%
Acer, Inc.	104,000	95,872
Advanced Semiconductor Engineering, Inc.	234,000	180,190
Advantech Co. Ltd.	16,000	56,914
Asia Cement Corp.	84,000	106,754
ASUSTeK Computer, Inc.	27,000	251,152
AU Optronics Corp.	318,000	96,868
Capital Securities Corp.	95,195	32,431
Catcher Technology Co. Ltd.	27,000	130,762
Cathay Financial Holding Co. Ltd.	272,000	269,820
Cathay Real Estate Development Co. Ltd.	35,000	14,145
Chang Hwa Commercial Bank	143,000	77,852
Cheng Shin Rubber Industry Co. Ltd.	67,000	178,577
Cheng Uei Precision Industries Co. Ltd.	11,109	20,407
Chicony Electronics Co. Ltd.	26,910	52,130
Chimei Innolux Corp. (a)	225,000	71,769
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Airlines Ltd.	72,043	$ 30,078
China Development Finance Holding Corp.	544,800	128,103
China Motor Co. Ltd.	28,000	23,988
China Steel Corp.	398,895	355,062
Chinatrust Financial Holding Co. Ltd.	407,051	244,720
Chunghwa Telecom Co. Ltd.	134,000	400,606
Compal Communications, Inc.	10,000	9,285
Compal Electronics, Inc.	158,000	148,818
Coretronic Corp.	22,000	19,399
Delta Electronics, Inc.	85,000	288,160
E.Sun Financial Holdings Co. Ltd.	128,000	70,327
Epistar Corp.	30,000	56,313
Eternal Chemical Co. Ltd.	36,000	27,415
EVA Airways Corp.	51,900	30,509
Evergreen Marine Corp. (Taiwan)	57,000	31,413
Far Eastern International Bank	52,000	20,668
Far Eastern Textile Ltd.	133,000	149,481
Far EasTone Telecommunications Co. Ltd.	55,000	138,878
Feng Hsin Iron & Steel Co.	22,000	35,124
First Financial Holding Co. Ltd.	203,000	124,078
Formosa Chemicals & Fibre Corp.	150,000	397,796
Formosa Petrochemical Corp.	67,000	194,689
Formosa Plastics Corp.	218,000	604,342
Formosa Taffeta Co. Ltd.	51,000	44,629
Foxconn Technology Co. Ltd.	42,000	149,399
Fubon Financial Holding Co. Ltd.	234,000	246,192
Giant Manufacturing Co. Ltd.	9,000	49,599
Hon Hai Precision Industry Co. Ltd. (Foxconn)	377,000	1,065,271
Hotai Motor Co. Ltd.	14,000	93,988
HTC Corp.	30,000	292,585
Hua Nan Financial Holdings Co. Ltd.	216,672	123,027
Inotera Memories, Inc. (a)	67,000	12,733
Inventec Corp.	143,865	43,198
Largan Precision Co. Ltd.	4,000	82,164
LITE-ON IT Corp.	14,000	13,116
Lite-On Technology Corp.	81,000	102,129
Macronix International Co. Ltd.	112,101	27,819
MediaTek, Inc.	41,000	349,198
Mega Financial Holding Co. Ltd.	305,000	248,054
Nan Ya Plastics Corp.	280,000	547,094
Nan Ya Printed Circuit Board Corp.	8,000	12,211
Novatek Microelectronics Corp.	15,000	43,888
Common Stocks - continued
	Shares	Value
Taiwan - continued
Oriental Union Chemical Corp.	25,300	$ 29,238
Pegatron Corp.	59,000	77,445
Pou Chen Corp.	104,000	94,309
President Chain Store Corp.	27,000	141,583
President Securities Corp.	50,000	25,384
Quanta Computer, Inc.	103,000	269,713
Realtek Semiconductor Corp.	15,000	26,102
Shin Kong Financial Holding Co. Ltd. (a)	234,000	71,513
Siliconware Precision Industries Co. Ltd.	114,000	125,591
Sinopac Holdings Co.	256,000	110,728
Synnex Technology International Corp.	54,000	118,136
Taishin Financial Holdings Co. Ltd.	225,000	91,683
Taiwan Business Bank	139,200	40,821
Taiwan Cement Corp.	134,000	156,199
Taiwan Cooperative Financial Holding Co. Ltd.	173,000	105,453
Taiwan Fertilizer Co. Ltd.	27,000	64,208
Taiwan Glass Industry Corp.	65,475	62,326
Taiwan Mobile Co. Ltd.	58,900	194,760
Taiwan Secom Co.	12,000	24,008
Taiwan Semiconductor Manufacturing Co. Ltd.	860,000	2,331,924
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	150,876
Tatung Co. Ltd. (a)	71,000	14,062
TECO Electric & Machinery Co. Ltd.	61,000	38,915
Ton Yi Industrial Corp.	58,000	35,063
Transcend Information, Inc.	8,000	21,643
U-Ming Marine Transport Corp.	20,000	31,396
Unified-President Enterprises Corp.	162,000	272,705
Unimicron Technology Corp.	55,000	61,907
United Microelectronics Corp.	452,000	189,023
Vanguard International Semiconductor Corp.	24,000	10,100
Walsin Lihwa Corp.	118,000	35,707
Wan Hai Lines Ltd.	40,000	19,840
Waterland Financial Holdings Co. Ltd.	51,144	17,338
Winbond Electronics Corp. (a)	81,000	11,525
Wistron Corp.	77,700	83,954
Yageo Corp.	65,000	17,585
Yang Ming Marine Transport Corp.	40,900	16,803
Yuanta Financial Holding Co. Ltd.	361,570	169,071
Yuen Foong Yu Paper Manufacturing Co.	66,000	26,453
Yulon Motor Co. Ltd.	39,000	68,517
TOTAL TAIWAN		14,164,796
Common Stocks - continued
	Shares	Value
Thailand - 2.5%
Advanced Info Service PCL	3,300	$ 20,972
Advanced Info Service PCL (For. Reg.)	39,000	247,855
Airports of Thailand PCL (For. Reg.)	14,700	31,997
Bangkok Bank Public Co. Ltd. (For. Reg.)	17,100	113,022
Bangkok Dusit Medical Service PCL (For. Reg.)	15,000	47,307
Bank of Ayudhya PCL	74,700	77,145
Bank of Ayudhya PCL (For. Reg.)	23,400	24,166
Banpu PCL (For. Reg.)	3,700	47,029
BEC World PCL (For. Reg.)	36,800	65,777
Big C Supercenter PCL	3,400	19,393
Big C Supercenter PCL (For. Reg.)	7,600	43,349
C.P. ALL PCL	9,500	10,264
C.P. ALL PCL (For. Reg.)	147,800	159,682
Central Pattana PCL (For. Reg.)	27,100	42,196
Charoen Pokphand Foods PCL (For. Reg.)	105,300	111,256
Delta Electronics PCL (For. Reg.)	50,700	38,343
Electricity Generating PCL	2,100	7,307
Electricity Generating PCL (For. Reg.)	6,100	21,225
Glow Energy PCL (For. Reg.)	19,700	38,029
Indorama Ventures PCL (For. Reg.)	46,000	43,486
IRPC Public Co. Ltd. (For. Reg.)	394,300	45,356
Kasikornbank PCL (For. Reg.)	41,600	233,975
Krung Thai Bank PCL (For. Reg.)	93,200	48,569
Land & House PCL	29,900	7,411
Land & House PCL (For. Reg.)	88,900	22,034
PTT Exploration and Production PCL	2,800	13,524
PTT Exploration and Production PCL (For. Reg.)	44,000	212,520
PTT Global Chemical PCL	5,400	10,167
PTT Global Chemical PCL (For. Reg.)	55,139	103,813
PTT PCL	1,300	13,467
PTT PCL (For. Reg.)	28,900	299,377
Ratchaburi Electric Generating Holding PCL	12,000	18,208
Siam Cement PCL (For. Reg.)	10,100	112,008
Siam City Cement PCL (For. Reg.)	2,000	21,671
Siam Commercial Bank PCL	2,300	11,730
Siam Commercial Bank PCL (For. Reg.)	53,100	270,815
Siam Makro PCL (For. Reg.)	3,200	33,556
Thai Airways International PCL (For. Reg.) (a)	19,000	12,015
Thai Oil PCL (For. Reg.)	30,700	57,556
Thai Union Frozen Products PCL (For. Reg.)	20,280	47,365
Common Stocks - continued
	Shares	Value
Thailand - continued
TMB PCL (For. Reg.)	746,400	$ 36,525
Total Access Communication PCL	25,800	67,431
TOTAL THAILAND		2,908,893
Turkey - 1.9%
Akbank T.A.S.	71,592	269,639
Anadolu Efes Biracilik ve Malt Sanayii A/S	7,908	107,505
Arcelik A/S	8,490	42,099
Bim Birlesik Magazalar A/S JSC	2,584	112,295
Coca-Cola Icecek A/S	2,622	40,758
Dogan Sirketler Grubu Holding A/S (a)	32,412	14,627
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	31,884	42,456
Enka Insaat ve Sanayi A/S	20,325	58,885
Eregli Demir ve Celik Fabrikalari T.A.S.	49,978	54,855
Ford Otomotiv Sanayi A/S	2,128	20,452
Haci Omer Sabanci Holding A/S	28,170	123,676
Koc Holding A/S	28,816	112,384
Koza Altin Isletmeleri A/S	900	17,801
Tofas Turk Otomobil Fabrikasi A/S	5,006	23,094
Tupras-Turkiye Petrol Rafinerileri A/S	3,627	80,023
Turk Hava Yollari AO	31,931	61,021
Turk Sise ve Cam Fabrikalari A/S	12,767	17,783
Turk Telekomunikasyon A/S	19,280	74,548
Turkcell Iletisim Hizmet A/S (a)	31,695	176,455
Turkiye Garanti Bankasi A/S	75,672	295,124
Turkiye Halk Bankasi A/S	13,178	113,069
Turkiye Is Bankasi A/S Series C	47,963	140,561
Turkiye Vakiflar Bankasi TAO	42,880	89,829
Yapi ve Kredi Bankasi A/S (a)	29,906	61,816
TOTAL TURKEY		2,150,755
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	48,817	44,657
Air Arabia PJSC (a)	72,187	12,539
Aldar Properties PJSC (a)	46,751	14,765
Arabtec Holding Co. (a)	25,469	20,248
Dana Gas PJSC (a)	110,562	11,740
DP World Ltd.	8,523	86,508
Dubai Financial Market PJSC (a)	58,021	15,433
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	8,772
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties (a)	106,643	$ 98,717
First Gulf Bank PJSC	26,891	64,866
TOTAL UNITED ARAB EMIRATES		378,245
TOTAL COMMON STOCKS (Cost $108,717,782)		105,852,537
Nonconvertible Preferred Stocks - 0.2%

Colombia - 0.1%
Grupo Aval Acciones Y Val SA	79,441	53,637
Grupo de Inversiones Suramerica	3,446	62,878
Inversiones Argos SA	3,980	38,199
TOTAL COLOMBIA		154,714
Russia - 0.1%
AK Transneft OAO (a)	53	84,718
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $226,329)		239,432
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.13% 10/18/12 (c) (Cost $499,862)	$ 500,000	499,900
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $7,513,282)	7,513,282	7,513,282
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $116,957,255)		114,105,151
NET OTHER ASSETS (LIABILITIES) - 1.3%		1,554,216
NET ASSETS - 100%		$ 115,659,367
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
57 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	$ 2,694,675	$ 104,366

The face value of futures purchased as a percentage of net assets is 2.3%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Jan. 2013	$ 6,327,567	$ (32,577)
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	465,521	(2,419)
		$ 6,793,088	$ (34,996)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $229,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,394
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,216,515	$ 6,175,727	$ 40,788	$ -
Consumer Staples	10,221,932	10,221,932	-	-
Energy	15,520,026	11,807,210	3,712,816	-
Financials	28,939,205	27,956,418	982,787	-
Health Care	1,292,412	1,264,600	27,812	-
Industrials	6,627,413	6,543,275	20,166	63,972
Information Technology	8,666,885	5,446,577	3,220,308	-
Materials	13,312,569	12,294,452	1,018,117	-
Telecommunication Services	10,978,579	6,949,974	4,028,605	-
Utilities	4,316,433	4,226,878	89,555	-
Government Obligations	499,900	-	499,900	-
Money Market Funds	7,513,282	7,513,282	-	-
Total Investments in Securities:	$ 114,105,151	$ 100,400,325	$ 13,640,854	$ 63,972
Derivative Instruments:
Assets
Futures Contracts	$ 104,366	$ 104,366	$ -	$ -
Liabilities
Swap Agreements	$ (34,996)	$ -	$ (34,996)	$ -
Total Derivative Instruments:	$ 69,370	$ 104,366	$ (34,996)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,264
Level 2 to Level 1	$ 10,168,528
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $116,970,220. Net unrealized depreciation aggregated $2,865,069, of which $5,828,942 related to appreciated investment securities and $8,694,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

July 31, 2012

1.899285.102

SGX-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.1%
AGL Energy Ltd.	33,881	$ 559,007
Alumina Ltd.	126,311	88,914
Amcor Ltd.	73,970	586,122
AMP Ltd.	174,737	736,361
APA Group unit (e)	41,474	213,567
Asciano Ltd. unit	60,323	275,128
ASX Ltd.	10,719	351,681
Australia & New Zealand Banking Group Ltd.	166,231	4,112,253
Bendigo & Adelaide Bank Ltd.	25,990	223,966
BHP Billiton Ltd.	201,317	6,687,241
Boral Ltd.	48,766	172,194
Brambles Ltd.	94,917	621,432
Caltex Australia Ltd.	9,435	140,102
Campbell Brothers Ltd.	4,426	218,145
Centro Retail Australia unit	82,337	177,382
CFS Retail Property Trust unit	123,318	256,598
Coca-Cola Amatil Ltd.	36,078	528,147
Cochlear Ltd.	3,344	231,727
Commonwealth Bank of Australia	98,039	5,927,269
Computershare Ltd.	26,142	210,715
Crown Ltd.	26,430	234,701
CSL Ltd.	32,478	1,457,399
DEXUS Property Group unit	297,216	309,221
Echo Entertainment Group Ltd.	44,161	193,989
Fortescue Metals Group Ltd. (e)	89,455	388,254
Goodman Group unit	95,830	378,661
Harvey Norman Holdings Ltd.	41,906	88,078
Iluka Resources Ltd.	23,765	237,509
Incitec Pivot Ltd.	104,698	342,184
Insurance Australia Group Ltd.	129,921	514,733
John Fairfax Holdings Ltd. (e)	127,019	70,079
Leighton Holdings Ltd.	8,368	150,464
Lend Lease Group unit	35,114	298,901
Lynas Corp. Ltd. (a)	118,593	100,327
Macquarie Group Ltd.	20,908	548,866
Metcash Ltd.	50,963	182,629
Mirvac Group unit	221,789	319,317
National Australia Bank Ltd.	139,058	3,650,479
Newcrest Mining Ltd.	48,007	1,185,588
Orica Ltd.	23,168	606,003
Origin Energy Ltd.	68,221	846,700
OZ Minerals Ltd.	22,197	176,351
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	59,873	$ 71,729
QBE Insurance Group Ltd.	72,209	1,065,418
QR National Ltd.	110,643	372,079
Ramsay Health Care Ltd.	7,391	184,238
Rio Tinto Ltd.	27,540	1,539,703
Santos Ltd.	57,661	651,406
Sims Metal Management Ltd.	8,454	73,167
Sonic Healthcare Ltd.	23,630	314,134
SP AusNet unit	97,895	108,536
Stockland Corp. Ltd. unit	140,348	494,097
Suncorp-Metway Ltd.	80,805	720,954
Sydney Airport unit	13,641	45,156
Tabcorp Holdings Ltd.	46,637	159,285
Tattersall's Ltd.	86,103	262,408
Telstra Corp. Ltd.	270,041	1,135,144
The GPT Group unit	90,868	327,542
Toll Holdings Ltd.	44,814	189,322
Transurban Group unit	80,254	516,154
Wesfarmers Ltd.	62,807	2,151,066
Westfield Group unit	137,090	1,440,679
Westfield Retail Trust unit	183,013	586,602
Westpac Banking Corp.	189,753	4,626,345
Whitehaven Coal Ltd.	29,000	111,847
Woodside Petroleum Ltd.	40,251	1,427,617
Woolworths Ltd.	76,504	2,296,972
WorleyParsons Ltd.	13,011	356,735
TOTAL AUSTRALIA		55,826,719
Austria - 0.2%
Andritz AG	4,582	251,187
Erste Bank AG (a)	13,760	249,383
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	51,991	170,223
OMV AG	9,503	299,094
Osterreichische Elektrizitatswirtschafts AG	3,706	71,020
Raiffeisen International Bank-Holding AG (e)	3,088	102,035
Telekom Austria AG	21,696	197,541
Vienna Insurance Group AG Wien	1,878	73,133
Voestalpine AG	7,134	194,425
TOTAL AUSTRIA		1,608,041
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	87,387	$ 282,240
Bailiwick of Jersey - 0.5%
Experian PLC	63,205	940,421
Glencore International PLC (e)	82,944	416,335
Petrofac Ltd.	15,976	373,465
Randgold Resources Ltd.	5,197	467,135
Shire PLC	35,269	1,017,340
Wolseley PLC	18,017	650,550
WPP PLC	79,081	999,918
TOTAL BAILIWICK OF JERSEY		4,865,164
Belgium - 0.7%
Ageas	147,419	294,024
Anheuser-Busch InBev SA NV	49,974	3,954,097
Belgacom SA	9,707	279,597
Colruyt NV	4,925	223,846
Delhaize Group SA	6,362	227,482
Groupe Bruxelles Lambert SA	5,160	338,077
KBC Groupe SA	9,582	200,896
Mobistar SA	1,738	53,621
Solvay SA Class A	3,701	385,153
Telenet Group Holding NV	3,830	168,941
UCB SA	6,614	331,699
Umicore SA	7,009	310,891
TOTAL BELGIUM		6,768,324
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	136,000	110,312
Cheung Kong Infrastructure Holdings Ltd.	27,000	164,165
China Gas Holdings Ltd.	186,000	98,340
China Resources Gas Group Ltd.	50,000	96,716
China Yurun Food Group Ltd.	80,000	48,074
Cosco Pacific Ltd.	103,360	142,884
Credicorp Ltd. (NY Shares)	4,270	495,064
First Pacific Co. Ltd.	114,000	127,897
GOME Electrical Appliances Holdings Ltd.	737,000	60,825
Haier Electronics Group Co. Ltd. (a)	54,000	62,602
Huabao International Holdings Ltd.	122,000	54,591
Kerry Properties Ltd.	47,500	218,368
Kunlun Energy Co. Ltd.	190,000	307,736
Li & Fung Ltd.	350,000	691,452
Nine Dragons Paper (Holdings) Ltd.	100,000	47,068
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	239,363	$ 206,779
NWS Holdings Ltd.	86,550	132,369
Orient Overseas International Ltd.	13,500	76,947
Seadrill Ltd.	22,047	864,681
Shangri-La Asia Ltd.	98,000	193,354
Sihuan Pharmaceutical Holdings Group Ltd.	83,000	31,360
Yue Yuen Industrial (Holdings) Ltd.	42,000	127,278
TOTAL BERMUDA		4,358,862
Brazil - 3.1%
AES Tiete SA (PN) (non-vtg.)	5,200	74,478
All America Latina Logistica SA	31,400	144,956
Amil Participacoes SA	8,700	82,958
Anhanguera Educacional Participacoes SA	7,300	103,843
Banco Bradesco SA:
(PN)	81,836	1,261,964
(PN) sponsored ADR	38,170	585,528
Banco do Brasil SA	30,800	327,660
Banco do Brasil SA sponsored ADR	5,600	60,928
Banco Do Est Rio Grande Sul SA	9,400	74,541
Banco Santander SA (Brasil):
ADR	13,800	105,294
unit	31,100	235,390
BM&F Bovespa SA	112,600	631,905
BR Malls Participacoes SA	24,300	283,650
BR Properties SA	12,700	148,121
Bradespar SA (PN)	13,100	196,449
Brasil Foods SA	30,500	436,692
Brasil Foods SA sponsored ADR	9,700	139,486
Braskem SA:
(PN-A)	6,200	37,487
Class A sponsored ADR (a)	1,500	18,225
CCR SA	56,300	469,808
Centrais Eletricas Brasileiras SA (Electrobras)	11,800	81,481
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	10,900	106,649
(PN-B) sponsored ADR	4,800	46,320
sponsored ADR	4,100	28,003
Cetip SA	13,338	169,036
Cia.Hering SA	7,800	154,005
Cielo SA	16,088	469,011
Cielo SA sponsored ADR	2,400	71,568
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	3,901	$ 158,956
sponsored ADR	2,200	89,958
Companhia de Bebidas das Americas (AmBev):
(PN)	33,806	1,296,843
(PN) sponsored ADR	13,300	512,715
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,800	162,221
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,400	118,160
Companhia de Saneamento de Minas Gerais	2,700	66,723
Companhia de Transmissao de Energia Eletrica Paulista:
rights 8/23/12 (a)	20	3
(PN)	2,400	67,402
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	20,375	389,563
(PN) sponsored ADR (non-vtg.)	8,750	166,338
Companhia Energetica de Sao Paulo Series A	10,800	196,479
Companhia Paranaense de Energia-Copel:
(PN-B)	5,400	110,888
(PN-B) sponsored ADR	1,700	34,442
Companhia Siderurgica Nacional SA (CSN)	39,100	200,919
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	59,052
Cosan SA Industria e Comercio	6,400	97,443
CPFL Energia SA	12,700	146,510
CPFL Energia SA sponsored ADR	1,608	37,209
Cyrela Brazil Realty SA	18,400	132,891
Diagnosticos da America SA	11,300	63,415
Drogasil SA	13,700	156,442
Duratex SA	14,220	82,925
Ecorodovias Infraestrutura e Logistica SA	10,000	80,958
Eletropaulo Metropolitana SA (PN-B)	5,100	47,909
Embraer SA	26,000	166,719
Embraer SA sponsored ADR	2,625	66,623
Energias do Brasil SA	12,900	85,299
Fibria Celulose SA (a)	6,395	48,371
Fibria Celulose SA sponsored ADR (a)(e)	7,900	60,751
Gerdau SA:
(PN)	34,950	317,572
sponsored ADR	17,150	156,065
HRT Participacoes em Petroleo SA (a)	10,000	24,302
Common Stocks - continued
	Shares	Value
Brazil - continued
HRT Participacoes em Petroleo SA GDR (a)	7,000	$ 8,795
Hypermarcas SA	21,900	137,864
Itau Unibanco Banco Multiplo SA	96,200	1,524,309
Itau Unibanco Banco Multiplo SA sponsored ADR	46,550	735,956
Itausa-Investimentos Itau SA (PN)	162,898	763,932
JBS SA (a)	36,500	95,471
Klabin SA (PN) (non-vtg.)	28,500	125,866
Light SA	3,500	42,836
Localiza Rent A Car SA	8,800	142,702
Lojas Americanas SA (PN)	22,125	157,203
Lojas Renner SA	7,600	227,236
Metalurgica Gerdau SA (PN)	18,300	208,255
MMX Mineracao e Metalicos SA (a)	9,000	25,122
MPX Mineracao e Energia SA (a)	1,900	30,690
MRV Engenharia e Participacoes SA	23,000	125,146
Multiplan Empreendimentos Imobiliarios SA	4,000	101,152
Multiplus SA	2,300	55,502
Natura Cosmeticos SA	10,900	285,957
Obrascon Huarte Lain Brasil SA	8,000	69,100
Odontoprev SA	16,300	79,146
OGX Petroleo e Gas Participacoes SA (a)	66,700	183,903
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(e)	13,800	39,192
Oi SA	10,918	62,816
Oi SA:
ADR	977	5,491
(PN)	41,903	208,165
sponsored ADR (e)	4,338	64,419
PDG Realty SA Empreendimentos e Participacoes	73,000	121,477
Petroleo Brasileiro SA - Petrobras:
(ON)	136,511	1,335,665
(PN) (non-vtg.)	167,440	1,593,344
(PN) sponsored ADR (non-vtg.)	41,350	786,891
sponsored ADR	30,750	603,623
Porto Seguro SA	9,000	78,616
Redecard SA	20,100	324,178
Souza Cruz SA	23,400	330,012
Sul America SA unit	4,679	28,542
Telefonica Brasil SA	13,140	307,981
Telefonica Brasil SA sponsored ADR	5,940	138,699
TIM Participacoes SA	45,303	188,799
TIM Participacoes SA sponsored ADR	1,933	40,883
Totvs SA	7,500	138,347
Common Stocks - continued
	Shares	Value
Brazil - continued
Tractebel Energia SA	10,800	$ 192,631
Ultrapar Participacoes SA	15,000	353,553
Ultrapar Participacoes SA sponsored ADR	5,800	135,778
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	7,100	25,737
(PN-A) (non-vtg.)	13,100	47,178
Vale SA	51,300	930,019
Vale SA:
(PN-A)	91,800	1,630,646
(PN-A) sponsored ADR	37,200	659,556
sponsored ADR	26,400	476,520
TOTAL BRAZIL		27,922,403
Canada - 8.0%
Agnico-Eagle Mines Ltd. (Canada)	10,846	475,976
Agrium, Inc.	9,898	941,487
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,494	354,953
ARC Resources Ltd.	17,620	439,775
Athabasca Oil Corp. (a)	18,754	229,832
Bank of Montreal (e)	39,705	2,274,174
Bank of Nova Scotia	68,464	3,573,905
Barrick Gold Corp.	62,619	2,061,179
Baytex Energy Corp. (e)	7,402	306,900
BCE, Inc. (e)	15,447	657,404
Bell Aliant, Inc.	3,891	96,805
Bombardier, Inc. Class B (sub. vtg.) (e)	91,205	328,314
Bonavista Energy Corp.	9,274	168,585
Brookfield Asset Management, Inc. Class A (e)	35,106	1,190,912
Brookfield Properties Corp.	16,349	279,589
CAE, Inc.	14,489	146,067
Cameco Corp.	23,716	496,621
Canadian Imperial Bank of Commerce (e)	24,997	1,828,319
Canadian National Railway Co.	27,602	2,435,009
Canadian Natural Resources Ltd.	68,428	1,866,187
Canadian Oil Sands Ltd.	30,467	613,077
Canadian Pacific	10,737	872,686
Canadian Tire Ltd. Class A (non-vtg.) (e)	4,857	321,152
Canadian Utilities Ltd. Class A (non-vtg.)	4,279	298,679
Catamaran Corp. (a)	6,080	516,423
Cenovus Energy, Inc.	47,089	1,439,176
Centerra Gold, Inc.	7,935	57,049
CGI Group, Inc. Class A (sub. vtg.) (a)	14,245	335,653
Common Stocks - continued
	Shares	Value
Canada - continued
CI Financial Corp.	10,043	$ 223,423
Crescent Point Energy Corp. (e)	17,730	704,709
Eldorado Gold Corp.	39,976	432,507
Empire Co. Ltd. Class A (non-vtg.)	1,668	94,955
Enbridge, Inc. (e)	46,201	1,890,240
Encana Corp.	45,963	1,023,895
Enerplus Corp. (e)	11,648	163,654
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,206	453,971
Finning International, Inc.	11,168	256,579
First Quantum Minerals Ltd.	29,987	544,511
Fortis, Inc. (e)	12,247	409,597
Franco-Nevada Corp.	8,861	432,425
George Weston Ltd.	3,647	215,471
Gildan Activewear, Inc.	7,477	210,849
Goldcorp, Inc.	50,668	1,828,969
Great-West Lifeco, Inc. (e)	17,371	375,533
H&R REIT/H&R Finance Trust	5,967	148,751
Husky Energy, Inc. (e)	21,148	525,300
IAMGOLD Corp.	23,305	260,274
IGM Financial, Inc.	6,169	241,691
Imperial Oil Ltd.	18,425	789,289
Industrial Alliance Insurance and Financial Services, Inc.	5,157	114,931
Inmet Mining Corp.	3,624	144,151
Intact Financial Corp.	7,896	507,845
Ivanhoe Mines Ltd.	22,853	192,559
Kinross Gold Corp.	71,863	600,501
Loblaw Companies Ltd. (e)	6,958	225,978
Magna International, Inc. Class A (sub. vtg.)	13,967	559,878
Manulife Financial Corp.	112,855	1,211,994
MEG Energy Corp. (a)	7,934	322,787
Metro, Inc. Class A (sub. vtg.)	6,383	354,204
National Bank of Canada (e)	9,850	733,508
New Gold, Inc. (a)	28,877	293,996
Nexen, Inc.	33,018	838,908
Onex Corp. (sub. vtg.)	5,996	228,217
Open Text Corp. (a)	3,753	169,565
Osisko Mining Corp. (a)	22,325	190,782
Pacific Rubiales Energy Corp.	18,421	416,785
Pan American Silver Corp.	9,218	137,969
Pembina Pipeline Corp.	17,976	480,388
Pengrowth Energy Corp. (e)	32,524	207,238
Penn West Petroleum Ltd.	30,032	409,670
Common Stocks - continued
	Shares	Value
Canada - continued
Potash Corp. of Saskatchewan, Inc.	53,544	$ 2,370,597
Power Corp. of Canada (sub. vtg.)	22,067	506,979
Power Financial Corp.	15,566	383,698
Precision Drilling Corp. (a)	13,464	107,137
Progress Energy Resources Corp.	12,927	293,382
Research In Motion Ltd. (a)	29,009	207,414
RioCan (REIT)	8,371	239,064
Ritchie Brothers Auctioneers, Inc.	5,269	111,438
Rogers Communications, Inc. Class B (non-vtg.) (e)	24,698	968,119
Royal Bank of Canada (e)	89,602	4,590,667
Saputo, Inc.	7,934	338,056
Shaw Communications, Inc. Class B (e)	23,923	466,843
Shoppers Drug Mart Corp. (e)	13,603	560,886
Silver Wheaton Corp.	21,276	586,397
Sino-Forest Corp. (a)	5,569	0
SNC-Lavalin Group, Inc.	8,879	350,255
Sun Life Financial, Inc. (e)	35,937	780,484
Suncor Energy, Inc.	98,142	3,000,482
Talisman Energy, Inc.	64,634	799,184
Teck Resources Ltd. Class B (sub. vtg.)	36,432	1,021,920
TELUS Corp.	3,132	195,568
TELUS Corp. (non-vtg.)	9,520	583,911
The Toronto-Dominion Bank	56,191	4,421,991
Thomson Reuters Corp.	22,960	651,127
Tim Hortons, Inc.	4,141	219,970
Tim Hortons, Inc. (Canada)	5,985	318,273
TMX Group, Inc.	4,808	237,320
Tourmaline Oil Corp. (a)	8,157	236,287
TransAlta Corp. (e)	14,912	232,710
TransCanada Corp.	43,723	1,991,155
Valeant Pharmaceuticals International, Inc. (Canada) (a)	18,348	874,542
Vermilion Energy, Inc. (e)	5,892	274,668
Viterra, Inc.	19,449	311,463
Yamana Gold, Inc.	45,406	673,268
TOTAL CANADA		73,079,590
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	78,000	92,839
Airtac International Group	7,000	35,538
Anta Sports Products Ltd.	56,000	31,413
ASM Pacific Technology Ltd.	13,300	170,994
Belle International Holdings Ltd.	294,000	544,423
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Bosideng International Holdings Ltd.	98,000	$ 25,654
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	2,992
China Mengniu Dairy Co. Ltd.	78,000	232,349
China Resources Cement Holdings Ltd.	114,000	60,126
China Resources Land Ltd.	124,000	251,687
China Rongsheng Heavy Industry Group Co. Ltd.	174,500	24,078
China Shanshui Cement Group Ltd.	117,000	66,536
China State Construction International Holdings Ltd.	74,000	77,295
China ZhengTong Auto Services Holdings Ltd. (a)	47,000	22,425
China Zhongwang Holdings Ltd. (a)	68,000	24,816
Country Garden Holdings Co. Ltd.	251,786	95,458
Daphne International Holdings Ltd.	44,000	44,030
Dongyue Group Co. Ltd.	84,000	44,412
Enn Energy Holdings Ltd.	48,000	184,146
Evergrande Real Estate Group Ltd.	294,000	137,243
Foxconn International Holdings Ltd. (a)	122,000	36,499
GCL-Poly Energy Holdings Ltd.	468,000	69,403
Geely Automobile Holdings Ltd.	215,000	71,531
Golden Eagle Retail Group Ltd. (H Shares)	37,000	66,894
Hengan International Group Co. Ltd.	44,000	417,605
Hengdeli Holdings Ltd.	124,000	34,539
Intime Department Store Group Co. Ltd.	64,000	60,165
Kingboard Chemical Holdings Ltd.	32,000	66,190
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	0
Lee & Man Paper Manufacturing Ltd.	164,000	67,252
Lifestyle International Holdings Ltd.	22,500	51,762
Longfor Properties Co. Ltd.	67,500	99,578
Lonking Holdings Ltd.	50,000	9,220
MGM China Holdings Ltd.	71,200	98,977
MStar Semiconductor, Inc.	23,908	152,919
Parkson Retail Group Ltd.	85,500	77,069
Sands China Ltd.	153,600	454,579
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	21,123
Shimao Property Holdings Ltd.	78,500	112,769
Shui On Land Ltd.	194,170	80,125
SOHO China Ltd.	124,500	92,636
Tencent Holdings Ltd.	63,400	1,895,124
Tingyi (Cayman Islands) Holding Corp.	122,000	302,691
TPK Holdings Co.	10,496	117,440
Uni-President China Holdings Ltd.	75,000	71,473
Veripos (a)	1,718	3,306
Want Want China Holdings Ltd.	377,000	457,960
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Wynn Macau Ltd.	89,200	$ 190,255
Yingde Gases Group Co. Ltd.	47,500	40,672
Zhen Ding Technology Holding Ltd. (a)	12,000	36,232
Zhongsheng Group Holdings Ltd. Class H	29,500	31,536
TOTAL CAYMAN ISLANDS		7,455,978
Chile - 0.5%
AES Gener SA	139,174	75,677
Aguas Andinas SA	175,738	116,491
Banco de Chile	1,177,109	167,758
Banco de Credito e Inversiones	2,164	138,962
Banco Santander Chile	4,080,335	295,830
Banco Santander Chile sponsored ADR	41	3,082
CAP SA	5,090	182,934
Cencosud SA	56,914	324,802
Colbun SA (a)	538,165	149,382
Compania Cervecerias Unidas SA	5,680	75,067
Compania Cervecerias Unidas SA sponsored ADR	63	4,172
Compania de Petroleos de Chile SA (COPEC)	28,359	411,213
CorpBanca SA	5,357,880	66,925
E-CL SA	29,227	65,992
Empresa Nacional de Electricidad SA	194,731	324,316
Empresa Nacional de Electricidad SA sponsored ADR	174	8,698
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,337	144,276
Empresas CMPC SA	71,808	269,680
Enersis SA	804,142	267,353
Enersis SA sponsored ADR	453	7,497
Lan Airlines SA	16,399	404,582
Lan Airlines SA sponsored ADR	303	7,451
SACI Falabella	28,169	274,250
Sociedad Quimica y Minera de Chile SA:
(PN-B)	5,656	339,419
(PN-B) sponsored ADR	95	5,693
Vina Concha y Toro SA	22,981	44,986
TOTAL CHILE		4,176,488
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	1,358,000	553,378
Air China Ltd. (H Shares)	114,000	80,707
Aluminum Corp. of China Ltd. (H Shares)	204,000	83,490
Angang Steel Co. Ltd. (H Shares) (a)	78,000	40,234
Anhui Conch Cement Co. Ltd. (H Shares)	75,000	197,783
Common Stocks - continued
	Shares	Value
China - continued
AviChina Industry & Technology Co. Ltd.	100,000	$ 30,175
Bank Communications Co. Ltd. (H Shares)	455,200	302,304
Bank of China Ltd. (H Shares)	4,733,024	1,812,718
BBMG Corp. (H Shares)	75,000	46,810
Beijing Capital International Airport Co. Ltd. (H Shares)	130,000	88,849
BYD Co. Ltd. (H Shares) (a)	20,500	35,001
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	106,380
China BlueChemical Ltd. (H Shares)	102,000	67,082
China CITIC Bank Corp. Ltd. (H Shares)	485,293	245,316
China Coal Energy Co. Ltd. (H Shares)	299,000	275,684
China Communications Construction Co. Ltd. (H Shares)	255,000	224,593
China Communications Services Corp. Ltd. (H Shares)	122,000	62,615
China Construction Bank Corp. (H Shares)	4,513,649	3,049,959
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	83,046
China International Marine Containers (Group) Ltd. (B Shares)	34,500	41,642
China Life Insurance Co. Ltd. (H Shares)	467,000	1,281,954
China Longyuan Power Grid Corp. Ltd. (H Shares)	112,000	72,214
China Merchants Bank Co. Ltd. (H Shares)	242,980	448,692
China Minsheng Banking Corp. Ltd. (H Shares)	314,800	292,688
China National Building Materials Co. Ltd. (H Shares)	178,000	174,220
China Oilfield Services Ltd. (H Shares)	106,000	163,756
China Pacific Insurance Group Co. Ltd. (H Shares)	111,000	352,838
China Petroleum & Chemical Corp. (H Shares)	1,060,000	954,696
China Railway Construction Corp. Ltd. (H Shares)	108,500	95,002
China Railway Group Ltd. (H Shares)	219,000	96,019
China Shenhua Energy Co. Ltd. (H Shares)	218,000	818,059
China Ship Container Lines Co. Ltd. (H Shares) (a)	179,000	43,857
China Shipping Development Co. Ltd. (H Shares)	86,000	35,377
China Southern Airlines Ltd. (H Shares)	148,000	73,478
China Telecom Corp. Ltd. (H Shares)	876,000	454,789
China Vanke Co. Ltd. (B Shares)	92,800	119,310
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	119,000	46,344
CITIC Securities Co. Ltd. (H Shares)	25,500	44,656
CSG Holding Co. Ltd. (B Shares)	51,600	32,206
CSR Corp. Ltd. (H Shares)	112,000	82,469
Datang International Power Generation Co. Ltd. (H Shares)	152,000	53,707
Dongfang Electric Corp. Ltd. (H Shares)	14,400	20,983
Dongfeng Motor Group Co. Ltd. (H Shares)	180,000	251,151
Great Wall Motor Co. Ltd. (H Shares)	70,500	158,915
Guangzhou Automobile Group Co. Ltd. (H Shares)	151,376	113,610
Guangzhou R&F Properties Co. Ltd. (H Shares)	59,200	75,501
Common Stocks - continued
	Shares	Value
China - continued
Huaneng Power International, Inc. (H Shares)	176,000	$ 127,110
Industrial & Commercial Bank of China Ltd. (H Shares)	4,076,008	2,338,999
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	36,200	192,729
Jiangsu Expressway Co. Ltd. (H Shares)	74,000	68,707
Jiangxi Copper Co. Ltd. (H Shares)	94,000	207,523
Metallurgical Corp. China Ltd. (H Shares)	157,000	33,001
PetroChina Co. Ltd. (H Shares)	1,322,000	1,650,685
PICC Property & Casualty Co. Ltd. (H Shares)	174,020	195,009
Ping An Insurance Group Co. China Ltd. (H Shares)	105,500	827,843
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	108,000	120,469
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	73,803
Shanghai Pharma Holding Co. Ltd. (H Shares)	25,300	35,888
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	27,359
Sinopharm Group Co. Ltd. (H Shares)	50,000	147,008
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	105,613
Weichai Power Co. Ltd. (H Shares)	26,000	78,959
Wumart Stores, Inc. (H Shares)	29,000	56,619
Yanzhou Coal Mining Co. Ltd. (H Shares)	122,000	180,549
Zhaojin Mining Industry Co. Ltd. (H Shares)	41,500	52,178
Zhejiang Expressway Co. Ltd. (H Shares)	84,000	61,093
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	24,000	57,256
Zijin Mining Group Co. Ltd. (H Shares)	373,000	119,769
ZTE Corp. (H Shares)	36,680	48,909
TOTAL CHINA		20,591,335
Colombia - 0.3%
Almacenes Exito SA	12,970	222,186
BanColombia SA	13,951	211,589
BanColombia SA:
sponsored ADR	40	2,474
(PN)	19,188	298,297
Cementos Argos SA	22,912	90,518
Corp. Financiera Colombiana SA	5,751	105,900
Ecopetrol SA	308,495	886,530
Grupo de Inversiones Suramerica	16,120	276,148
Interconexion Electrica SA ESP	24,092	153,255
Inversiones Argos SA	16,046	154,184
Isagen SA ESP	54,439	75,487
TOTAL COLOMBIA		2,476,568
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	10,068	339,040
Common Stocks - continued
	Shares	Value
Czech Republic - continued
Komercni Banka A/S	842	$ 143,204
Telefonica Czech Rep A/S	8,041	151,997
TOTAL CZECH REPUBLIC		634,241
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	38	250,437
Series B	80	555,013
Carlsberg A/S Series B	6,728	545,413
Coloplast A/S Series B	1,417	268,727
Danske Bank A/S (a)	40,745	606,309
DSV de Sammensluttede Vognmaend A/S	12,379	265,872
Novo Nordisk A/S Series B	25,345	3,907,888
Novozymes A/S Series B	14,774	364,700
TDC A/S	31,244	212,214
Tryg A/S	1,589	90,299
William Demant Holding A/S (a)	1,739	164,321
TOTAL DENMARK		7,231,193
Egypt - 0.1%
Commercial International Bank Ltd.	31,388	142,505
Commercial International Bank Ltd. sponsored GDR	2,426	10,747
EFG-Hermes Holding SAE	25,318	44,678
Egyptian Kuwaiti Holding	34,435	42,011
National Societe Generale Bank	4,319	21,678
Orascom Construction Industries SAE	4,139	181,238
Orascom Construction Industries SAE GDR	2,427	103,245
Orascom Telecom Holding SAE (a)	123,060	65,635
Orascom Telecom Holding SAE unit (a)	4,891	12,658
Orascom Telecom Media & Technology Holding sponsored GDR (f)	4,891	2,054
Talaat Moustafa Group Holding (a)	33,119	22,135
Telecom Egypt SAE	24,076	50,294
TOTAL EGYPT		698,878
Finland - 0.5%
Elisa Corp. (A Shares)	9,363	194,807
Fortum Corp.	28,029	469,711
Kesko Oyj	3,410	88,235
Kone Oyj (B Shares)	9,752	605,942
Metso Corp.	7,931	289,724
Neste Oil Oyj	7,986	84,602
Nokia Corp. (e)	235,800	565,995
Common Stocks - continued
	Shares	Value
Finland - continued
Nokian Tyres PLC	7,069	$ 282,588
Orion Oyj (B Shares)	7,083	141,530
Pohjola Bank PLC (A Shares)	7,752	90,182
Sampo OYJ (A Shares)	25,855	687,139
Stora Enso Oyj (R Shares)	35,268	201,781
UPM-Kymmene Corp.	32,407	347,698
Wartsila Corp.	9,917	298,214
TOTAL FINLAND		4,348,148
France - 5.7%
Accor SA	9,457	314,925
Aeroports de Paris	1,624	126,045
Air Liquide SA	8,025	898,333
Air Liquide SA (a)	3,733	417,879
Air Liquide SA	7,697	861,616
Alcatel-Lucent SA (a)	131,424	145,046
Alstom SA	12,683	421,964
Arkema SA	3,813	280,834
Atos Origin SA	3,147	177,225
AXA SA	110,845	1,357,018
BIC SA	1,609	163,326
BNP Paribas SA	60,092	2,230,685
Bouygues SA	12,010	303,300
Bureau Veritas SA	3,507	310,163
Cap Gemini SA	8,970	328,452
Carrefour SA (e)	37,095	665,684
Casino Guichard Perrachon SA	3,313	278,331
Christian Dior SA	3,526	488,286
CNP Assurances	7,982	84,235
Compagnie de St. Gobain	25,246	762,899
Compagnie Generale de Geophysique SA (a)	8,983	257,122
Credit Agricole SA (a)	63,773	273,926
Danone SA	36,046	2,194,487
Dassault Systemes SA	3,673	363,348
Edenred SA	10,356	273,571
EDF SA	5,505	114,266
EDF SA	9,060	188,057
Essilor International SA	12,789	1,114,709
Eurazeo SA	1,720	68,652
Eutelsat Communications	8,441	255,283
Fonciere Des Regions	1,553	112,432
France Telecom SA	115,818	1,550,931
Common Stocks - continued
	Shares	Value
France - continued
GDF Suez	77,143	$ 1,726,061
Gecina SA	1,556	143,013
Groupe Eurotunnel SA	36,364	259,058
ICADE	1,218	93,454
Iliad SA	1,463	201,698
Imerys	2,487	125,690
JC Decaux SA	3,533	71,508
Klepierre SA	5,852	190,952
L'Oreal SA	6,021	723,192
L'Oreal SA (a)	2,895	347,723
L'Oreal SA	6,036	724,994
Lafarge SA (a)	2,505	115,365
Lafarge SA	4,998	230,177
Lafarge SA (Bearer)	3,743	172,380
Lagardere S.C.A. (Reg.)	7,871	212,865
Legrand SA	15,166	487,406
LVMH Moet Hennessy - Louis Vuitton SA	15,881	2,394,625
Michelin CGDE Series B	10,912	744,076
Natixis SA	63,820	159,797
Pernod Ricard SA	13,273	1,429,134
Peugeot Citroen SA (a)	13,055	101,726
PPR SA	4,645	697,255
Publicis Groupe SA	8,991	443,663
Remy Cointreau SA	1,493	176,351
Renault SA	11,993	525,173
Rexel SA	7,623	127,700
Safran SA	14,439	490,246
Sanofi SA	75,129	6,129,590
Schneider Electric SA	32,596	1,846,085
SCOR SE	10,712	254,507
Societe Generale Series A (a)	43,805	970,697
Sodexo SA	6,008	454,106
Suez Environnement SA	18,195	200,074
Technip SA	6,211	654,768
Thales SA	6,029	189,050
Total SA	131,921	6,078,426
Unibail-Rodamco	5,789	1,114,004
Vallourec SA	6,517	270,705
Veolia Environnement SA	21,519	243,488
VINCI SA	28,648	1,217,836
Vivendi SA	80,412	1,529,596
Common Stocks - continued
	Shares	Value
France - continued
Wendel SA	2,220	$ 159,000
Zodiac Aerospace	2,221	217,224
TOTAL FRANCE		52,027,468
Germany - 5.0%
adidas AG	13,210	993,257
Allianz AG	28,259	2,819,489
Axel Springer Verlag	2,163	96,820
BASF AG	57,113	4,179,769
Bayer AG	51,579	3,928,982
Bayerische Motoren Werke AG (BMW)	20,439	1,528,253
Beiersdorf AG	6,331	420,019
Brenntag AG	2,887	316,924
Celesio AG	4,085	74,513
Commerzbank AG (a)	224,549	350,053
Continental AG	4,799	435,648
Daimler AG (Germany)	56,446	2,827,357
Deutsche Bank AG	58,097	1,763,862
Deutsche Boerse AG	12,218	608,311
Deutsche Lufthansa AG	12,800	161,428
Deutsche Post AG	53,111	956,691
Deutsche Telekom AG	174,618	1,971,678
E.ON AG	112,118	2,393,432
Fraport AG Frankfurt Airport Services Worldwide	2,444	138,853
Fresenius Medical Care AG & Co. KGaA	13,169	951,959
Fresenius SE	7,797	832,710
GEA Group AG	11,273	304,661
Hannover Rueckversicherungs AG	3,837	230,245
HeidelbergCement Finance AG	8,907	414,914
Henkel AG & Co. KGaA	7,862	465,388
Hochtief AG (a)	1,844	87,884
Hugo Boss AG	1,450	146,348
Infineon Technologies AG	65,849	480,371
K&S AG	10,767	532,757
Kabel Deutschland Holding AG	5,431	340,864
Lanxess AG	5,268	366,219
Linde AG	11,552	1,720,554
MAN SE	3,236	303,834
Merck KGaA	4,046	407,615
Metro AG	8,473	233,576
Munich Re Group AG	11,120	1,581,645
RWE AG	29,981	1,180,436
Common Stocks - continued
	Shares	Value
Germany - continued
Salzgitter AG	2,660	$ 97,073
SAP AG	57,291	3,635,853
Siemens AG	51,132	4,332,875
Suedzucker AG (Bearer)	3,952	136,443
Thyssenkrupp AG	24,094	443,790
United Internet AG	5,560	98,545
Volkswagen AG	2,021	322,766
Wacker Chemie AG	988	64,417
TOTAL GERMANY		45,679,081
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	13,005	228,019
Greek Organization of Football Prognostics SA	13,722	82,729
TOTAL GREECE		310,748
Hong Kong - 2.9%
AIA Group Ltd.	639,800	2,248,256
Bank of East Asia Ltd.	88,089	307,273
Beijing Enterprises Holdings Ltd.	33,500	218,158
BOC Hong Kong (Holdings) Ltd.	234,000	719,680
Cathay Pacific Airways Ltd.	62,000	102,658
Cheung Kong Holdings Ltd.	88,000	1,158,626
China Agri-Industries Holding Ltd.	121,000	60,229
China Everbright Ltd.	68,000	91,372
China Insurance International Holdings Co. Ltd. (a)	62,000	87,307
China Merchant Holdings International Co. Ltd.	70,532	219,654
China Mobile Ltd.	376,500	4,393,389
China Overseas Land & Investment Ltd.	260,000	614,904
China Resources Enterprise Ltd.	68,000	188,531
China Resources Power Holdings Co. Ltd.	124,000	261,601
China Unicom Ltd.	294,000	430,156
CITIC Pacific Ltd.	84,000	121,753
CLP Holdings Ltd.	114,500	989,271
CNOOC Ltd.	1,119,000	2,244,776
Dah Chong Hong Holdings Ltd.	38,000	32,685
Far East Horizon Ltd.	102,000	70,896
Fosun International Ltd.	60,500	29,100
Franshion Properties China Ltd.	148,000	45,804
Fushan International Energy Group Ltd.	244,000	66,391
Galaxy Entertainment Group Ltd. (a)	94,000	226,675
Guangdong Investment Ltd.	134,000	96,767
Hang Lung Group Ltd.	55,000	356,751
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	144,000	$ 512,515
Hang Seng Bank Ltd.	48,200	670,662
Henderson Land Development Co. Ltd.	58,009	338,118
Hong Kong & China Gas Co. Ltd.	327,525	758,553
Hong Kong Exchanges and Clearing Ltd.	65,900	885,499
Hopewell Holdings Ltd.	32,500	94,717
Hutchison Whampoa Ltd.	135,000	1,216,875
Hysan Development Co. Ltd.	37,246	157,539
Lenovo Group Ltd.	398,000	276,122
Link (REIT)	144,306	632,701
Minmetals Resources Ltd. (a)	92,000	34,880
MTR Corp. Ltd.	89,965	314,397
New World Development Co. Ltd.	221,026	283,027
PCCW Ltd.	244,000	95,968
Poly (Hong Kong) Investments Ltd. (a)	121,000	63,506
Power Assets Holdings Ltd.	88,000	692,225
Shanghai Industrial Holdings Ltd.	30,000	82,208
Sino Land Ltd.	189,170	323,956
Sino-Ocean Land Holdings Ltd.	198,239	96,887
SJM Holdings Ltd.	112,000	200,467
Sun Art Retail Group Ltd.	118,000	139,688
Sun Hung Kai Properties Ltd.	98,313	1,229,119
Swire Pacific Ltd. (A Shares)	41,500	497,966
Wharf Holdings Ltd.	93,000	539,673
Wheelock and Co. Ltd.	54,000	212,039
Wing Hang Bank Ltd.	13,043	119,839
Yuexiu Property Co. Ltd.	308,000	69,903
TOTAL HONG KONG		25,921,712
Hungary - 0.1%
Magyar Telekom PLC	27,383	50,715
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,485	179,482
OTP Bank PLC	14,307	220,292
Richter Gedeon PLC	942	159,651
TOTAL HUNGARY		610,140
India - 1.5%
ABB Ltd. India	4	57
ACC Ltd.	2,595	61,848
Adani Enterprises Ltd.	13,112	42,692
Aditya Birla Nuvo Ltd.	1,956	27,650
Ambuja Cements Ltd.	31,591	102,603
Common Stocks - continued
	Shares	Value
India - continued
Asian Paints India Ltd.	1,558	$ 102,137
Axis Bank Ltd.	15,520	291,670
Bajaj Auto Ltd.	5,045	145,675
Bank of Baroda	6,977	82,390
Bank of India	7,137	38,267
Bharat Heavy Electricals Ltd.	39,711	154,134
Bharat Petroleum Corp. Ltd.	9,160	59,896
Bharti Airtel Ltd.	36,349	196,302
Cairn India Ltd. (a)	16,812	100,975
Canara Bank	5,810	38,294
Cipla Ltd.	23,491	143,161
Coal India Ltd.	33,000	213,437
Dabur India Ltd.	17,296	37,138
DLF Ltd.	30,345	114,176
Dr. Reddy's Laboratories Ltd.	6,353	184,049
GAIL India Ltd.	23,072	146,941
GMR Infrastructure Ltd. (a)	45,888	19,203
Godrej Consumer Products Ltd.	5,500	62,172
HCL Technologies Ltd.	5,685	53,059
HDFC Bank Ltd.	92,685	976,139
Hero Motocorp Ltd.	2,731	98,554
Hindalco Industries Ltd.	58,913	127,348
Hindustan Unilever Ltd.	57,788	486,091
Housing Development Finance Corp. Ltd.	67,510	839,804
ICICI Bank Ltd.	25,455	438,481
Idea Cellular Ltd. (a)	53,208	76,566
Indiabulls Wholesale Services Ltd. (a)	510	94
Infosys Ltd.	27,176	1,083,110
Infrastructure Development Finance Co. Ltd.	68,433	165,725
ITC Ltd.	140,574	653,153
Jaiprakash Associates Ltd.	59,301	78,342
Jindal Steel & Power Ltd.	24,043	172,512
JSW Steel Ltd.	5,715	68,722
Kotak Mahindra Bank Ltd.	17,607	169,780
Larsen & Toubro Ltd.	12,608	310,752
LIC Housing Finance Ltd.	16,910	79,756
Lupin Ltd.	8,233	89,043
Mahindra & Mahindra Ltd.	17,709	223,386
Maruti Suzuki India Ltd.	3,669	74,942
Mundra Port and SEZ Ltd.	33,001	71,544
NTPC Ltd.	42,828	121,022
Oil & Natural Gas Corp. Ltd.	44,879	231,059
Common Stocks - continued
	Shares	Value
India - continued
Piramal Healthcare Ltd.	3,964	$ 36,879
Power Finance Corp. Ltd.	15,566	48,511
Power Grid Corp. of India Ltd.	67,868	145,301
Ranbaxy Laboratories Ltd. (a)	8,041	72,001
Reliance Capital Ltd.	8,828	53,070
Reliance Communication Ltd.	16,737	16,900
Reliance Industries Ltd.	83,454	1,116,926
Reliance Infrastructure Ltd.	5,262	46,848
Reliance Power Ltd. (a)	30,444	50,000
Rural Electrification Corp. Ltd.	16,499	55,962
Satyam Computer Services Ltd. (a)	46,668	68,876
Sesa Goa Ltd.	19,920	68,193
Shriram Transport Finance Co. Ltd.	7,225	75,169
Siemens India Ltd.	2,535	31,088
State Bank of India	8,902	321,263
Sterlite Industries (India) Ltd.	80,560	153,956
Sun Pharmaceutical Industries Ltd.	19,997	235,242
Tata Consultancy Services Ltd.	28,823	645,171
Tata Motors Ltd.	89,020	358,573
Tata Power Co. Ltd.	51,030	90,239
Tata Steel Ltd.	16,307	121,642
Titan Industries Ltd.	8,410	33,596
Ultratech Cemco Ltd.	4,917	145,103
Unitech Ltd.	37,874	14,758
United Phosphorous Ltd.	7,795	16,822
United Spirits Ltd.	5,202	75,764
Wipro Ltd.	28,018	170,528
Zee Entertainment Enterprises Ltd.	33,830	102,537
TOTAL INDIA		13,424,769
Indonesia - 0.7%
PT Adaro Energy Tbk	805,500	124,513
PT Astra Agro Lestari Tbk	24,000	58,444
PT Astra International Tbk	1,278,000	947,167
PT Bank Central Asia Tbk	778,500	659,396
PT Bank Danamon Indonesia Tbk Series A	222,713	142,659
PT Bank Mandiri (Persero) Tbk	594,000	521,990
PT Bank Negara Indonesia (Persero) Tbk	485,989	204,532
PT Bank Rakyat Indonesia Tbk	670,000	496,558
PT Bumi Resources Tbk	751,000	82,693
PT Charoen Pokphand Indonesia Tbk	459,000	155,511
PT Gudang Garam Tbk	28,000	167,051
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indo Tambangraya Megah Tbk	25,500	$ 95,979
PT Indocement Tunggal Prakarsa Tbk	97,000	220,804
PT Indofood Sukses Makmur Tbk	300,500	171,805
PT Indosat Tbk	54,500	27,986
PT International Nickel Indonesia Tbk	156,000	40,053
PT Jasa Marga Tbk	94,500	57,030
PT Kalbe Farma Tbk	247,000	100,029
PT Perusahaan Gas Negara Tbk Series B	704,500	283,441
PT Semen Gresik (Persero) Tbk	175,000	239,941
PT Tambang Batubbara Bukit Asam Tbk	45,000	75,754
PT Telkomunikasi Indonesia Tbk Series B	621,000	600,187
PT Unilever Indonesia Tbk	97,000	249,047
PT United Tractors Tbk	103,712	230,593
PT XL Axiata Tbk	130,000	84,648
TOTAL INDONESIA		6,037,811
Ireland - 0.2%
CRH PLC	45,382	830,887
Elan Corp. PLC (a)	29,829	347,894
James Hardie Industries NV CDI	28,520	250,863
Kerry Group PLC Class A	8,892	404,259
Ryanair Holdings PLC (a)	5,111	24,975
Ryanair Holdings PLC sponsored ADR (a)	1,650	48,609
TOTAL IRELAND		1,907,487
Isle of Man - 0.0%
Genting Singapore PLC	378,000	396,408
Israel - 0.4%
Bank Hapoalim BM (Reg.)	64,528	186,761
Bank Leumi le-Israel BM (a)	81,453	183,403
Bezeq Israeli Telecommunication Corp. Ltd.	122,150	123,261
Delek Group Ltd.	295	39,099
Elbit Systems Ltd.	154	4,983
Elbit Systems Ltd. (Israel)	1,450	46,880
Israel Chemicals Ltd.	28,314	335,113
Israel Corp. Ltd. (Class A)	145	82,987
Mizrahi Tefahot Bank Ltd. (a)	5,106	38,323
NICE Systems Ltd. (a)	1,774	63,978
NICE Systems Ltd. sponsored ADR (a)	2,188	78,768
Teva Pharmaceutical Industries Ltd.	40,638	1,657,453
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,053	738,187
TOTAL ISRAEL		3,579,196
Common Stocks - continued
	Shares	Value
Italy - 1.2%
Assicurazioni Generali SpA	70,992	$ 893,576
Atlantia SpA	21,960	289,110
Autogrill SpA	7,638	61,837
Banca Monte dei Paschi di Siena SpA (a)(e)	347,614	77,158
Banco Popolare Societa Cooperativa (a)	107,486	125,704
Enel Green Power SpA	118,529	169,901
Enel SpA	414,896	1,187,395
ENI SpA	149,906	3,091,101
EXOR SpA	3,096	68,682
Fiat Industrial SpA	54,863	540,028
Fiat SpA	53,965	265,594
Finmeccanica SpA (a)	21,243	77,889
Intesa Sanpaolo SpA	597,271	759,133
Intesa Sanpaolo SpA (Risparmio Shares)	98,336	98,851
Luxottica Group SpA	6,770	232,096
Mediaset SpA	32,576	56,996
Mediobanca SpA	28,254	97,477
Pirelli & C SpA	15,602	158,181
Prysmian SpA	13,610	218,867
Saipem SpA	16,233	749,989
Snam Rete Gas SpA	95,683	384,972
Telecom Italia SpA	564,139	459,223
Terna SpA	78,298	261,461
UniCredit SpA (a)	246,742	840,341
Unione di Banche Italiane SCPA	59,078	171,984
TOTAL ITALY		11,337,546
Japan - 13.9%
ABC-Mart, Inc.	1,800	72,544
Advantest Corp.	10,000	126,897
Aeon Co. Ltd.	37,300	449,117
Aeon Credit Service Co. Ltd.	5,200	99,115
Aeon Mall Co. Ltd.	3,900	93,282
Air Water, Inc.	8,000	96,217
Aisin Seiki Co. Ltd.	12,500	379,968
Ajinomoto Co., Inc.	41,000	580,757
Alfresa Holdings Corp.	2,200	116,946
All Nippon Airways Ltd.	64,000	147,840
Amada Co. Ltd.	22,000	115,689
Aozora Bank Ltd.	39,000	89,355
Asahi Glass Co. Ltd.	65,000	381,609
Asahi Group Holdings	24,400	547,716
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Kasei Corp.	81,000	$ 429,311
Asics Corp.	9,000	105,341
Astellas Pharma, Inc.	27,800	1,320,657
Bank of Kyoto Ltd.	19,000	138,960
Bank of Yokohama Ltd.	77,000	348,736
Benesse Holdings, Inc.	4,400	207,678
Bridgestone Corp.	40,700	916,729
Brother Industries Ltd.	16,500	152,421
Canon, Inc.	70,800	2,364,237
Casio Computer Co. Ltd. (e)	14,000	92,021
Central Japan Railway Co.	94	776,605
Chiba Bank Ltd.	49,000	285,440
Chiyoda Corp.	9,000	116,890
Chubu Electric Power Co., Inc.	40,800	435,221
Chugai Pharmaceutical Co. Ltd.	13,300	255,777
Chugoku Electric Power Co., Inc.(THE)	18,600	237,076
Citizen Holdings Co. Ltd.	14,600	80,663
Coca-Cola West Co. Ltd.	3,800	65,033
Cosmo Oil Co. Ltd.	30,000	65,424
Credit Saison Co. Ltd.	10,100	229,023
Dai Nippon Printing Co. Ltd.	33,000	250,819
Dai-ichi Mutual Life Insurance Co.	538	563,955
Daicel Chemical Industries Ltd.	16,000	95,762
Daido Steel Co. Ltd.	15,000	84,627
Daihatsu Motor Co. Ltd.	13,000	217,253
Daiichi Sankyo Kabushiki Kaisha	42,700	702,707
Daikin Industries Ltd.	14,100	383,048
Dainippon Sumitomo Pharma Co. Ltd.	9,100	100,502
Daito Trust Construction Co. Ltd.	4,600	442,059
Daiwa House Industry Co. Ltd.	32,000	454,612
Daiwa Securities Group, Inc.	102,000	380,158
DeNA Co. Ltd.	6,700	145,165
Denki Kagaku Kogyo KK	27,000	88,905
Denso Corp.	30,500	971,728
Dentsu, Inc.	11,600	307,928
East Japan Railway Co.	21,200	1,356,097
Eisai Co. Ltd.	16,000	708,053
Electric Power Development Co. Ltd.	7,300	171,712
FamilyMart Co. Ltd.	3,300	156,165
Fanuc Corp.	12,000	1,852,661
Fast Retailing Co. Ltd.	3,300	677,733
Fuji Electric Co. Ltd.	35,000	77,172
Common Stocks - continued
	Shares	Value
Japan - continued
Fuji Heavy Industries Ltd.	37,000	$ 274,262
Fujifilm Holdings Corp.	29,500	526,876
Fujitsu Ltd.	113,000	443,305
Fukuoka Financial Group, Inc.	51,000	185,981
Furukawa Electric Co. Ltd.	36,000	74,627
Fyushu Electric Power Co., Inc.	27,700	216,329
GREE, Inc. (e)	6,000	94,972
GS Yuasa Corp. (e)	19,000	75,265
Gunma Bank Ltd.	27,000	131,267
Hakuhodo DY Holdings, Inc.	1,470	96,803
Hamamatsu Photonics KK	4,400	153,738
Hankyu Hanshin Holdings, Inc.	68,000	364,187
Hino Motors Ltd.	14,000	96,748
Hirose Electric Co. Ltd.	1,800	171,744
Hisamitsu Pharmaceutical Co., Inc.	3,500	176,173
Hitachi Chemical Co. Ltd.	7,700	116,960
Hitachi Construction Machinery Co. Ltd. (e)	5,600	100,103
Hitachi High-Technologies Corp.	3,200	79,648
Hitachi Ltd.	282,000	1,662,515
Hitachi Metals Ltd.	12,000	131,341
Hokkaido Electric Power Co., Inc.	11,000	101,060
Hokuriku Electric Power Co., Inc.	11,400	115,939
Honda Motor Co. Ltd.	101,700	3,233,074
Hoya Corp.	27,400	607,755
Hulic Co. Ltd.	13,000	68,056
Ibiden Co. Ltd.	6,700	108,592
Idemitsu Kosan Co. Ltd.	1,200	100,517
INPEX Corp.	137	761,222
Isetan Mitsukoshi Holdings Ltd.	22,400	235,823
Ishikawajima-Harima Heavy Industries Co. Ltd.	91,000	193,670
Isuzu Motors Ltd.	74,000	377,258
Itochu Corp.	94,600	979,281
ITOCHU Techno-Solutions Corp.	1,600	82,736
Iyo Bank Ltd.	16,000	123,234
J Front Retailing Co. Ltd.	32,000	158,553
Japan Petroleum Exploration Co. Ltd.	1,500	56,232
Japan Prime Realty Investment Corp.	37	96,153
Japan Real Estate Investment Corp.	33	311,432
Japan Retail Fund Investment Corp.	110	183,974
Japan Steel Works Ltd.	23,000	125,111
Japan Tobacco, Inc.	56,100	1,762,358
JFE Holdings, Inc.	27,800	364,411
Common Stocks - continued
	Shares	Value
Japan - continued
JGC Corp.	13,000	$ 397,319
Joyo Bank Ltd.	42,000	187,150
JS Group Corp.	16,200	338,569
JSR Corp.	11,700	205,944
JTEKT Corp.	12,900	113,245
Jupiter Telecommunications Co.	138	136,539
JX Holdings, Inc.	141,710	681,176
Kajima Corp.	52,000	148,725
Kamigumi Co. Ltd.	13,000	104,253
Kaneka Corp.	16,000	82,289
Kansai Electric Power Co., Inc.	46,600	349,591
Kansai Paint Co. Ltd.	14,000	146,131
Kao Corp.	32,900	889,172
Kawasaki Heavy Industries Ltd.	86,000	204,207
Kawasaki Kisen Kaisha Ltd. (a)(e)	61,000	92,379
KDDI Corp.	168	1,156,713
Keihin Electric Express Railway Co. Ltd.	27,000	251,907
Keio Corp.	33,000	242,321
Keisei Electric Railway Co.	19,000	171,484
Keyence Corp.	2,870	714,805
Kikkoman Corp.	9,000	112,942
Kinden Corp.	10,000	67,242
Kintetsu Corp. (e)	99,000	392,895
Kirin Holdings Co. Ltd.	53,000	601,179
Kobe Steel Ltd.	145,000	135,554
Koito Manufacturing Co. Ltd.	7,000	88,413
Komatsu Ltd.	58,600	1,299,998
Konami Corp.	6,600	140,673
Konica Minolta Holdings, Inc.	29,500	208,010
Kubota Corp.	66,000	623,984
Kuraray Co. Ltd.	22,100	258,673
Kurita Water Industries Ltd.	6,500	146,201
Kyocera Corp.	9,600	759,573
Kyowa Hakko Kirin Co., Ltd.	16,000	177,963
Lawson, Inc.	3,900	280,123
Mabuchi Motor Co. Ltd.	2,000	77,561
Makita Corp.	6,500	217,198
Marubeni Corp.	100,000	667,047
Marui Group Co. Ltd.	12,200	89,169
Maruichi Steel Tube Ltd.	3,200	62,152
Mazda Motor Corp. (a)	161,000	193,090
McDonald's Holdings Co. (Japan) Ltd.	3,800	109,839
Common Stocks - continued
	Shares	Value
Japan - continued
Medipal Holdings Corp.	10,000	$ 143,847
Meiji Holdings Co. Ltd.	4,100	187,219
Miraca Holdings, Inc.	3,400	144,481
Mitsubishi Chemical Holdings Corp.	80,500	339,713
Mitsubishi Corp.	88,000	1,741,405
Mitsubishi Electric Corp.	121,000	958,844
Mitsubishi Estate Co. Ltd.	78,000	1,397,030
Mitsubishi Gas Chemical Co., Inc.	26,000	149,089
Mitsubishi Heavy Industries Ltd.	184,000	742,945
Mitsubishi Logistics Corp.	7,000	73,920
Mitsubishi Materials Corp.	62,000	170,896
Mitsubishi Motors Corp. of Japan (a)	224,000	213,576
Mitsubishi Tanabe Pharma Corp.	14,600	222,825
Mitsubishi UFJ Financial Group, Inc.	793,700	3,848,682
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,550	141,693
Mitsui & Co. Ltd.	109,000	1,609,566
Mitsui Chemicals, Inc.	46,000	103,095
Mitsui Fudosan Co. Ltd.	53,000	1,021,169
Mitsui OSK Lines Ltd.	67,000	202,203
Mizuho Financial Group, Inc.	1,424,960	2,346,844
MS&AD Insurance Group Holdings, Inc.	30,890	499,569
Murata Manufacturing Co. Ltd.	12,400	617,318
Nabtesco Corp.	6,800	148,392
Namco Bandai Holdings, Inc.	11,700	168,030
NEC Corp. (a)	170,000	226,469
Nexon Co. Ltd.	6,000	122,772
NGK Insulators Ltd.	17,000	195,109
NGK Spark Plug Co. Ltd.	10,000	115,766
NHK Spring Co. Ltd.	9,000	94,284
Nidec Corp.	6,900	543,282
Nikon Corp.	20,700	571,622
Nintendo Co. Ltd.	6,700	745,314
Nippon Building Fund, Inc.	37	359,002
Nippon Electric Glass Co. Ltd.	21,000	110,552
Nippon Express Co. Ltd.	54,000	219,882
Nippon Meat Packers, Inc.	12,000	156,804
Nippon Paper Group, Inc. (e)	4,800	60,708
Nippon Steel Corp.	326,000	650,502
Nippon Telegraph & Telephone Corp.	27,100	1,257,968
Nippon Yusen KK	99,000	219,064
Nishi-Nippon City Bank Ltd.	47,000	102,740
Nissan Motor Co. Ltd.	155,600	1,462,985
Common Stocks - continued
	Shares	Value
Japan - continued
Nisshin Seifun Group, Inc.	11,500	$ 136,941
Nisshin Steel Co. Ltd.	61,000	67,119
Nissin Food Holdings Co. Ltd.	4,000	152,825
Nitori Holdings Co. Ltd.	2,000	186,997
Nitto Denko Corp.	9,800	421,042
NKSJ Holdings, Inc.	23,700	451,757
NOK Corp.	5,400	103,260
Nomura Holdings, Inc.	229,100	802,215
Nomura Real Estate Holdings, Inc.	6,900	127,425
Nomura Real Estate Office Fund, Inc.	16	92,013
Nomura Research Institute Ltd.	6,100	126,008
NSK Ltd.	30,000	181,251
NTN Corp.	26,000	69,735
NTT Data Corp.	79	238,621
NTT DoCoMo, Inc.	950	1,587,996
NTT Urban Development Co.	67	53,993
Obayashi Corp.	36,000	163,425
Odakyu Electric Railway Co. Ltd.	40,000	410,221
Oji Paper Co. Ltd.	53,000	176,505
Olympus Corp. (e)	14,100	264,052
Omron Corp.	13,000	258,861
Ono Pharmaceutical Co. Ltd.	5,300	334,560
Oracle Corp. Japan	2,500	111,908
Oriental Land Co. Ltd.	3,000	373,220
ORIX Corp.	6,610	624,892
Osaka Gas Co. Ltd.	114,000	467,090
Otsuka Corp.	1,000	87,865
Otsuka Holdings Co. Ltd.	22,100	672,959
Panasonic Corp.	139,000	962,068
Rakuten, Inc.	45,500	452,685
Resona Holdings, Inc.	112,900	459,652
Ricoh Co. Ltd. (e)	38,000	259,801
Rinnai Corp.	2,000	128,758
ROHM Co. Ltd.	6,400	229,706
Sankyo Co. Ltd. (Gunma)	3,200	158,610
Sanrio Co. Ltd.	3,200	110,345
Santen Pharmaceutical Co. Ltd.	4,800	204,203
SBI Holdings, Inc. Japan	1,178	79,541
Secom Co. Ltd.	13,300	615,317
Sega Sammy Holdings, Inc.	12,600	268,493
Seiko Epson Corp. (e)	10,000	79,588
Sekisui Chemical Co. Ltd.	26,000	220,895
Common Stocks - continued
	Shares	Value
Japan - continued
Sekisui House Ltd.	34,000	$ 324,897
Seven & i Holdings Co., Ltd.	47,100	1,490,650
Seven Bank Ltd.	34,000	84,829
Sharp Corp. (e)	63,000	215,517
Shikoku Electric Power Co., Inc.	10,500	161,846
Shimadzu Corp.	15,000	122,367
Shimamura Co. Ltd.	1,300	150,877
SHIMANO, Inc.	4,400	292,188
SHIMIZU Corp.	31,000	96,552
Shin-Etsu Chemical Co., Ltd.	25,700	1,297,306
Shinsei Bank Ltd.	108,000	121,674
Shionogi & Co. Ltd.	19,500	277,755
Shiseido Co. Ltd.	22,200	317,720
Shizuoka Bank Ltd.	35,000	352,240
Showa Denko KK	83,000	149,538
Showa Shell Sekiyu KK	11,500	62,396
SMC Corp.	3,400	571,171
Softbank Corp.	55,300	2,109,906
Sojitz Corp.	90,400	140,148
Sony Corp.	63,300	769,722
Sony Financial Holdings, Inc.	10,000	159,497
Square Enix Holdings Co. Ltd.	3,700	57,087
Stanley Electric Co. Ltd.	9,600	141,113
Sumco Corp. (a)	6,800	51,575
Sumitomo Chemical Co. Ltd.	92,000	254,873
Sumitomo Corp.	71,000	994,645
Sumitomo Electric Industries Ltd.	48,100	565,630
Sumitomo Heavy Industries Ltd.	31,000	124,222
Sumitomo Metal Industries Ltd.	198,000	290,232
Sumitomo Metal Mining Co. Ltd.	33,000	352,472
Sumitomo Mitsui Financial Group, Inc.	83,800	2,638,972
Sumitomo Mitsui Trust Holdings, Inc.	192,250	549,110
Sumitomo Realty & Development Co. Ltd.	23,000	572,322
Sumitomo Rubber Industries Ltd.	12,100	145,117
Suzuken Co. Ltd.	3,800	136,200
Suzuki Motor Corp.	23,300	425,724
Sysmex Corp.	4,300	187,296
T&D Holdings, Inc.	36,100	366,965
Taiheiyo Cement Corp.	75,000	164,833
Taisei Corp.	67,000	184,190
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	167,561
Taiyo Nippon Sanso Corp.	15,000	83,939
Common Stocks - continued
	Shares	Value
Japan - continued
Takashimaya Co. Ltd.	14,000	$ 102,024
Takeda Pharmaceutical Co. Ltd.	49,300	2,264,333
TDK Corp.	7,300	276,879
Teijin Ltd.	63,000	184,262
Terumo Corp.	9,400	383,939
The Chugoku Bank Ltd.	12,000	152,802
The Hachijuni Bank Ltd.	26,000	137,955
The Suruga Bank Ltd.	10,000	105,577
THK Co. Ltd.	7,300	129,077
Tobu Railway Co. Ltd.	63,000	340,373
Toho Co. Ltd.	7,600	136,147
Toho Gas Co. Ltd.	27,000	162,343
Tohoku Electric Power Co., Inc.	28,900	186,430
Tokio Marine Holdings, Inc.	45,400	1,040,212
Tokyo Electric Power Co. (a)	91,200	151,646
Tokyo Electron Ltd.	10,700	496,851
Tokyo Gas Co. Ltd.	153,000	788,635
Tokyu Corp.	70,000	335,623
Tokyu Land Corp.	30,000	151,309
TonenGeneral Sekiyu KK	19,000	155,475
Toppan Printing Co. Ltd.	35,000	216,834
Toray Industries, Inc.	94,000	588,475
Toshiba Corp.	253,000	837,916
Tosoh Corp.	29,000	71,241
Toto Ltd.	15,000	111,163
Toyo Seikan Kaisha Ltd.	8,100	95,121
Toyo Suisan Kaisha Ltd.	5,000	120,062
Toyoda Gosei Co. Ltd.	4,400	89,954
Toyota Boshoku Corp.	4,600	51,499
Toyota Industries Corp.	9,500	252,751
Toyota Motor Corp.	171,700	6,565,262
Toyota Tsusho Corp.	12,700	234,823
Trend Micro, Inc.	6,800	201,619
Tsumura & Co.	3,400	95,628
Ube Industries Ltd.	59,000	128,647
Unicharm Corp.	6,800	374,632
Ushio, Inc.	6,300	79,393
USS Co. Ltd.	1,520	163,577
West Japan Railway Co.	10,800	465,805
Yahoo! Japan Corp.	897	326,088
Yakult Honsha Co. Ltd. (e)	6,100	235,837
Yamada Denki Co. Ltd.	5,590	289,709
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaguchi Financial Group, Inc.	12,000	$ 101,116
Yamaha Corp.	9,100	87,497
Yamaha Motor Co. Ltd.	18,200	153,721
Yamato Holdings Co. Ltd.	23,600	386,370
Yamato Kogyo Co. Ltd.	3,300	93,038
Yamazaki Baking Co. Ltd.	7,000	97,578
Yaskawa Electric Corp.	16,000	114,661
Yokogawa Electric Corp.	13,800	141,384
TOTAL JAPAN		126,309,560
Korea (South) - 3.5%
Amorepacific Corp.	186	168,452
BS Financial Group, Inc.	9,730	102,836
Celltrion, Inc.	6,774	168,650
Cheil Industries, Inc.	2,927	251,625
CJ CheilJedang Corp.	511	125,415
CJ Corp.	700	45,318
Daelim Industrial Co.	1,727	133,801
Daewoo Engineering & Construction Co. Ltd. (a)	5,670	42,776
Daewoo International Corp.	2,162	68,837
Daewoo Securities Co. Ltd.	10,753	100,809
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,900	130,454
DGB Financial Group Co. Ltd.	7,280	83,381
Dongbu Insurance Co. Ltd.	3,017	112,070
Dongkuk Steel Mill Co. Ltd.	1,070	14,053
Doosan Co. Ltd.	382	44,765
Doosan Heavy Industries & Construction Co. Ltd.	2,930	157,297
Doosan Infracore Co. Ltd. (a)	7,170	115,096
E-Mart Co. Ltd.	1,285	298,898
GS Engineering & Construction Corp.	1,885	115,867
GS Holdings Corp.	2,939	149,462
Hana Financial Group, Inc.	14,350	458,801
Hanjin Shipping Holdings Co. Ltd. (a)	12	54
Hankook Tire Co. Ltd.	5,710	210,589
Hanwha Chemical Corp.	5,510	102,094
Hanwha Corp.	3,110	79,629
Honam Petrochemical Corp.	909	191,742
Hyosung Corp.	1,617	76,798
Hyundai Department Store Co. Ltd.	1,064	119,982
Hyundai Engineering & Construction Co. Ltd.	3,822	201,466
Hyundai Fire & Marine Insurance Co. Ltd.	3,100	76,906
Hyundai Glovis Co. Ltd.	743	142,598
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Heavy Industries Co. Ltd.	2,670	$ 571,466
Hyundai Hysco Co. Ltd.	2,330	90,569
Hyundai Industrial Development & Construction Co.	4,450	80,485
Hyundai Merchant Marine Co. Ltd. (a)	1,800	39,799
Hyundai Mipo Dockyard Co. Ltd.	571	59,844
Hyundai Mobis	4,268	1,130,538
Hyundai Motor Co.	9,338	1,957,340
Hyundai Securities Co. Ltd.	6,550	48,951
Hyundai Steel Co.	3,803	282,533
Hyundai Wia Corp.	1,011	148,878
Industrial Bank of Korea	8,640	93,990
Kangwon Land, Inc.	5,150	106,127
KB Financial Group, Inc.	23,083	726,906
KB Financial Group, Inc. ADR	362	11,341
KCC Corp.	252	63,520
Kia Motors Corp.	16,653	1,150,290
Korea Aerospace Industries Ltd.	3,000	71,639
Korea Electric Power Corp. (a)	16,250	363,004
Korea Electric Power Corp. sponsored ADR (a)	520	5,746
Korea Exchange Bank	14,160	105,198
Korea Gas Corp.	1,613	63,340
Korea Investment Holdings Co. Ltd.	2,670	81,706
Korea Life Insurance Co. Ltd.	9,780	56,396
Korea Zinc Co. Ltd.	504	171,169
Korean Air Lines Co. Ltd. (a)	2,227	95,133
KP Chemical Corp.	3,130	33,634
KT Corp.	900	25,688
KT Corp. sponsored ADR	3,220	45,885
KT&G Corp.	6,822	502,598
Kumho Petro Chemical Co. Ltd.	982	107,261
LG Chemical Ltd.	2,768	768,705
LG Corp.	6,139	317,627
LG Display Co. Ltd. (a)	14,360	306,742
LG Display Co. Ltd. sponsored ADR (a)	460	4,917
LG Electronics, Inc.	6,860	378,593
LG Household & Health Care Ltd.	571	294,421
LG Innotek Co. Ltd. (a)	648	50,663
LG Telecom Ltd.	10,648	62,155
Lotte Confectionery Co. Ltd.	41	57,148
Lotte Shopping Co. Ltd.	656	168,254
LS Cable Ltd.	1,062	83,407
LS Industrial Systems Ltd.	999	58,049
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Mando Corp.	795	$ 114,961
Mirae Asset Securities Co. Ltd.	1,596	41,782
NCsoft Corp.	958	189,792
NHN Corp.	2,573	625,801
Oci Co. Ltd.	862	153,238
Orion Corp.	200	158,667
POSCO	4,087	1,305,318
POSCO sponsored ADR (e)	336	26,722
S-Oil Corp.	2,868	244,016
S1 Corp.	624	31,844
Samsung C&T Corp.	7,838	445,739
Samsung Card Co. Ltd.	2,431	71,919
Samsung Electro-Mechanics Co. Ltd.	3,725	349,218
Samsung Electronics Co. Ltd.	6,660	7,710,416
Samsung Electronics Co. Ltd.:
GDR	474	273,261
GDR (f)	148	52,688
Samsung Engineering Co. Ltd.	1,950	314,747
Samsung Fire & Marine Insurance Co. Ltd.	2,268	425,249
Samsung Heavy Industries Ltd.	10,390	359,759
Samsung Life Insurance Co. Ltd.	3,614	296,620
Samsung SDI Co. Ltd.	2,202	277,521
Samsung Securities Co. Ltd.	4,388	188,223
Samsung Techwin Co. Ltd.	1,989	128,417
Shinhan Financial Group Co. Ltd.	25,586	819,172
Shinhan Financial Group Co. Ltd. sponsored ADR	225	14,299
Shinsegae Co. Ltd.	418	77,081
SK C&C Co. Ltd.	1,392	123,113
SK Energy Co. Ltd.	3,684	506,657
SK Holdings Co. Ltd.	1,707	234,007
SK Hynix, Inc.	31,840	611,078
SK Networks Co. Ltd.	7,240	56,989
SK Telecom Co. Ltd.	620	78,783
SK Telecom Co. Ltd. sponsored ADR	3,790	52,567
STX Pan Ocean Co. Ltd. (Korea)	2,670	9,245
Woongjin Coway Co. Ltd.	3,760	117,721
Woori Finance Holdings Co. Ltd.	22,710	223,953
Woori Investment & Securities Co. Ltd.	5,967	57,524
Yuhan Corp.	472	51,764
TOTAL KOREA (SOUTH)		31,752,047
Common Stocks - continued
	Shares	Value
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	57,234	$ 911,157
Kernel Holding SA (a)	3,000	62,768
Millicom International Cellular SA (depository receipt)	3,787	343,025
SES SA FDR (France) unit	17,194	414,013
Subsea 7 SA	17,186	361,252
Tenaris SA	29,560	575,747
TOTAL LUXEMBOURG		2,667,962
Malaysia - 0.9%
AirAsia Bhd	71,000	84,986
AMMB Holdings Bhd	105,500	216,774
Axiata Group Bhd	166,800	312,833
Berjaya Group Bhd	109,600	25,607
Berjaya Sports Toto Bhd	38,900	53,286
British American Tobacco (Malaysia) Bhd	7,800	149,135
Bumi Armada Bhd	68,000	85,313
Bumiputra-Commerce Holdings Bhd	297,600	747,691
DiGi.com Bhd	181,000	257,206
Felda Global Ventures Holdings Bhd	60,000	98,896
Gamuda Bhd	116,875	131,295
Genting Bhd	129,100	391,287
Genting Malaysia Bhd	198,400	213,989
Genting Plantations Bhd	10,900	32,967
Hong Leong Bank Bhd	37,500	163,946
Hong Leong Credit Bhd	15,100	60,120
IJM Corp. Bhd	63,500	105,274
IOI Corp. Bhd	192,000	328,142
Kuala Lumpur Kepong Bhd	32,000	243,341
Lafarge Malayan Cement Bhd	24,700	63,242
Malayan Banking Bhd	212,394	595,478
Malaysia Airports Holdings Bhd	27,000	48,133
Malaysia Marine and Heavy Engineering Sdn Bhd	18,900	32,120
Malaysian Plantations Bhd	72,500	98,616
Maxis Bhd	109,900	225,463
MISC Bhd	75,800	109,655
MMC Corp. Bhd	61,800	47,470
Parkson Holdings Bhd	40,771	63,287
Petronas Chemicals Group Bhd	179,000	377,536
Petronas Dagangan Bhd	16,700	112,242
Petronas Gas Bhd	35,500	210,194
PPB Group Bhd	33,100	161,024
Public Bank Bhd (For. Reg.)	70,300	323,544
Common Stocks - continued
	Shares	Value
Malaysia - continued
RHB Capital Bhd	44,578	$ 105,150
SapuraKencana Petroleum Bhd (a)	120,000	94,095
Sime Darby Bhd	169,400	532,950
SP Setia Bhd	57,150	66,396
Telekom Malaysia Bhd	57,000	103,073
Tenaga Nasional Bhd	164,225	354,783
UEM Land Holdings Bhd (a)	94,800	60,378
UMW Holdings Bhd	35,000	106,081
YTL Corp. Bhd	256,000	152,396
YTL Power International Bhd	150,600	86,759
TOTAL MALAYSIA		7,832,153
Mauritius - 0.0%
Golden Agri-Resources Ltd.	407,000	242,028
Mexico - 1.2%
Alfa SA de CV Series A	18,200	292,642
America Movil SAB de CV Series L	2,461,146	3,290,535
CEMEX SA de CV unit	667,354	465,695
Coca-Cola FEMSA SAB de CV Series L	27,700	308,629
Compartamos SAB de CV	66,800	67,209
El Puerto de Liverpool SA Class C	11,700	91,552
Embotelladoras Arca SAB de CC	18,362	115,569
Fomento Economico Mexicano SAB de CV unit	122,100	1,044,853
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	103,786
Grupo Bimbo SAB de CV Series A	101,100	251,790
Grupo Carso SA de CV Series A1	36,600	126,573
Grupo Financiero Banorte SAB de CV Series O	114,200	611,511
Grupo Financiero Inbursa SAB de CV Series O	118,000	307,367
Grupo Mexico SA de CV Series B	231,623	649,314
Grupo Modelo SAB de CV Series C	40,000	360,702
Grupo Televisa SA de CV	161,900	738,615
Industrias Penoles SA de CV	8,405	346,357
Kimberly-Clark de Mexico SA de CV Series A	100,300	209,673
Mexichem SAB de CV	48,084	227,900
Minera Frisco SAB de CV (a)	41,800	166,182
Wal-Mart de Mexico SA de CV Series V	332,400	941,573
TOTAL MEXICO		10,718,027
Morocco - 0.0%
Attijariwafa Bank	1,117	43,188
Common Stocks - continued
	Shares	Value
Morocco - continued
Douja Promotion Groupe Addoha SA	6,306	$ 48,622
Maroc Telecom SA	9,013	108,774
TOTAL MOROCCO		200,584
Netherlands - 1.8%
AEGON NV	108,389	492,018
Akzo Nobel NV	14,654	791,620
ASML Holding NV (Netherlands)	26,144	1,510,003
Corio NV	4,297	190,227
DE Master Blenders 1753 NV (a)	37,365	433,028
Delta Lloyd NV	5,993	78,273
European Aeronautic Defence and Space Co. EADS NV	25,605	921,819
Fugro NV (Certificaten Van Aandelen) unit	4,029	263,975
Gemalto NV	4,821	369,489
Heineken Holding NV (A Shares)	6,033	277,398
Heineken NV (Bearer)	14,443	782,887
ING Groep NV (Certificaten Van Aandelen) (a)	239,511	1,575,596
Koninklijke Ahold NV	63,971	778,835
Koninklijke Boskalis Westminster NV	4,889	159,619
Koninklijke KPN NV (e)	65,671	539,027
Koninklijke Philips Electronics NV	62,927	1,383,905
QIAGEN NV (a)	14,896	265,665
Randstad Holding NV	7,000	212,478
Reed Elsevier NV	41,772	490,629
Royal DSM NV	9,293	457,707
SBM Offshore NV (a)	11,640	142,130
STMicroelectronics NV	37,387	200,580
TNT Express NV	20,590	223,293
Unilever NV (Certificaten Van Aandelen) (Bearer)	101,180	3,512,748
Vopak NV	4,489	284,669
Wolters Kluwer NV (Certificaten Van Aandelen)	18,778	312,257
TOTAL NETHERLANDS		16,649,875
New Zealand - 0.1%
Auckland International Airport Ltd.	50,919	102,680
Contact Energy Ltd.	23,424	95,039
Fletcher Building Ltd.	43,814	216,800
Sky City Entertainment Group Ltd.	31,819	91,736
Telecom Corp. of New Zealand Ltd.	122,247	263,345
TOTAL NEW ZEALAND		769,600
Norway - 0.5%
Aker Solutions ASA	10,109	148,929
Common Stocks - continued
	Shares	Value
Norway - continued
DnB NOR ASA	61,404	$ 646,889
Gjensidige Forsikring ASA	12,453	152,885
Norsk Hydro ASA	59,495	242,815
Orkla ASA (A Shares)	45,985	329,121
StatoilHydro ASA	69,454	1,650,684
Telenor ASA	43,810	742,820
Yara International ASA	11,776	558,171
TOTAL NORWAY		4,472,314
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	12,130	441,775
Volcan Compania Minera Saa Class B	121,825	134,536
TOTAL PERU		576,311
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	129,000	152,037
Aboitiz Power Corp.	97,600	80,778
Alliance Global Group, Inc.	234,300	65,556
Ayala Corp.	8,920	92,993
Ayala Land, Inc.	354,400	185,499
Bank of the Philippine Islands (BPI)	60,616	105,419
BDO Unibank, Inc.	95,103	146,829
DMCI Holdings, Inc.	38,900	54,606
Globe Telecom, Inc.	1,250	34,345
International Container Terminal Services, Inc.	37,300	65,004
Jollibee Food Corp.	22,280	55,026
Manila Electric Co.	12,630	80,237
Metropolitan Bank & Trust Co.	31,637	75,862
Philippine Long Distance Telephone Co.	3,025	198,125
PNOC Energy Development Corp.	507,100	73,736
San Miguel Corp.	26,600	71,048
SM Investments Corp.	14,410	258,893
SM Prime Holdings, Inc.	464,675	155,615
Universal Robina Corp.	41,200	58,032
TOTAL PHILIPPINES		2,009,640
Poland - 0.3%
Asseco Poland SA	3,610	49,144
Bank Handlowy w Warszawie SA	1,955	47,400
Bank Millennium SA (a)	19,139	19,993
Bank Polska Kasa Opieki SA	7,123	298,066
BRE Bank SA (a)	1,149	98,018
Cyfrowy Polsat SA (a)	11,835	51,862
Common Stocks - continued
	Shares	Value
Poland - continued
ENEA SA	5,600	$ 26,116
Eurocash SA	3,200	37,547
Grupa Lotos SA (a)	3,064	24,020
Jastrzebska Spolka Weglowa SA	2,400	67,169
KGHM Polska Miedz SA (Bearer)	8,778	332,901
Polish Oil & Gas Co.	106,632	129,266
Polska Grupa Energetyczna SA	46,577	259,315
Polski Koncern Naftowy Orlen SA (a)	18,700	200,386
Powszechna Kasa Oszczednosci Bank SA	41,124	400,057
Powszechny Zaklad Ubezpieczen SA	3,512	372,135
Synthos SA	26,871	42,629
Tauron Polska Energia SA	63,249	87,087
Telekomunikacja Polska SA	49,882	235,162
TVN SA	4,824	10,801
TOTAL POLAND		2,789,074
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	112,450	69,179
Energias de Portugal SA	117,699	268,490
Galp Energia SGPS SA Class B	15,171	205,330
Jeronimo Martins SGPS SA	13,009	204,080
Portugal Telecom SGPS SA (Reg.)	36,232	153,683
TOTAL PORTUGAL		900,762
Russia - 1.4%
Federal Grid Co. Unified Energy System JSC (a)	20,264,927	142,967
Gazprom OAO	40,634	189,709
Gazprom OAO sponsored ADR (Reg. S)	311,587	2,883,738
Inter Rao Ues JSC (a)	140,047,000	115,119
Interregional Distribution Grid Companies Holding JSC (a)	800,000	43,944
LSR Group OJSC GDR (Reg. S)	9,995	44,678
Lukoil Oil Co. (a)	665	37,694
Lukoil Oil Co. sponsored ADR (United Kingdom)	31,086	1,756,359
Magnit OJSC GDR (Reg. S)	16,570	536,702
Mechel Steel Group OAO sponsored ADR (e)	7,594	49,209
Mobile TeleSystems OJSC sponsored ADR (e)	31,179	590,842
Norilsk Nickel OJSC (a)	279	43,327
Norilsk Nickel OJSC ADR	27,320	422,094
NOVATEK OAO GDR (Reg. S)	5,675	641,843
Novolipetsk Steel OJSC GDR (Reg. S)	4,046	67,366
Rosneft Oil Co. OJSC	1,806	10,954
Rosneft Oil Co. OJSC GDR (Reg. S)	84,409	508,142
Common Stocks - continued
	Shares	Value
Russia - continued
Rostelecom sponsored ADR	13,175	$ 276,016
RusHydro JSC	144,700	3,683
RusHydro JSC sponsored ADR	72,596	177,860
Sberbank (Savings Bank of the Russian Federation)	280,115	779,590
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	65,589	730,006
Severstal JSC (a)	229	2,578
Severstal JSC GDR (Reg. S)	11,251	126,011
Sistema JSFC sponsored GDR	6,542	135,681
Surgutneftegaz JSC:
(Reg.) (a)	10,100	8,492
sponsored ADR	40,910	343,235
Tatneft OAO sponsored ADR	14,352	540,209
TMK OAO GDR (Reg. S)	3,722	53,225
Uralkali OJSC	1,055	8,814
Uralkali OJSC GDR (Reg. S)	17,125	713,770
VTB Bank JSC (a)	2,224,000	3,657
VTB Bank JSC unit	82,475	269,693
TOTAL RUSSIA		12,257,207
Singapore - 1.2%
Ascendas Real Estate Investment Trust	124,000	226,197
CapitaLand Ltd.	156,000	376,085
CapitaMall Trust	147,000	231,533
CapitaMalls Asia Ltd.	77,000	100,860
City Developments Ltd.	32,000	300,868
ComfortDelgro Corp. Ltd.	112,000	151,205
Cosco Corp. Singapore Ltd.	66,000	51,446
DBS Group Holdings Ltd.	112,712	1,335,081
Fraser & Neave Ltd.	58,000	381,260
Global Logistic Properties Ltd.	133,000	240,477
Hutchison Port Holdings Trust	321,000	243,960
Jardine Cycle & Carriage Ltd.	7,000	262,697
Keppel Corp. Ltd.	88,400	794,208
Keppel Land Ltd.	54,000	149,277
Neptune Orient Lines Ltd. (a)	50,000	46,207
Olam International Ltd.	94,363	139,907
Oversea-Chinese Banking Corp. Ltd.	160,404	1,231,001
SembCorp Industries Ltd.	63,000	267,816
SembCorp Marine Ltd.	55,000	214,802
Singapore Airlines Ltd.	35,000	298,136
Singapore Exchange Ltd.	57,000	306,437
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Press Holdings Ltd.	104,000	$ 343,491
Singapore Technologies Engineering Ltd.	94,000	249,277
Singapore Telecommunications Ltd.	496,000	1,426,937
StarHub Ltd.	31,000	95,661
United Overseas Bank Ltd.	79,856	1,283,446
UOL Group Ltd.	27,000	112,392
Wilmar International Ltd.	122,000	317,647
Yangzijiang Shipbuilding Holdings Ltd.	104,000	83,157
TOTAL SINGAPORE		11,261,468
South Africa - 1.9%
Absa Group Ltd.	18,574	302,775
African Bank Investments Ltd.	46,355	204,453
African Rainbow Minerals Ltd.	7,351	138,358
Anglo Platinum Ltd.	4,414	226,686
AngloGold Ashanti Ltd.	24,026	813,152
ArcelorMittal South Africa Ltd.	10,621	57,369
Aspen Pharmacare Holdings Ltd.	16,365	287,036
Assore Ltd.	1,700	60,804
Aveng Ltd.	20,526	89,291
Barloworld Ltd.	12,921	130,372
Bidvest Group Ltd.	19,179	459,918
Discovery Holdings Ltd.	21,011	137,102
Exxaro Resources Ltd.	7,661	156,107
FirstRand Ltd.	189,950	634,425
Foschini Ltd.	11,825	203,619
Gold Fields Ltd.	45,705	586,620
Growthpoint Properties Ltd.	94,586	290,425
Harmony Gold Mining Co. Ltd.	22,139	218,288
Impala Platinum Holdings Ltd.	33,361	524,065
Imperial Holdings Ltd.	11,385	260,290
Investec Ltd.	14,024	83,715
Kumba Iron Ore Ltd.	4,862	302,628
Liberty Holdings Ltd.	7,302	82,633
Life Healthcare Group Holdings Ltd.	59,808	242,468
Massmart Holdings Ltd.	5,986	125,622
MMI Holdings Ltd.	66,185	148,756
Mr Price Group Ltd.	15,435	229,859
MTN Group Ltd.	106,212	1,912,074
Naspers Ltd. Class N	24,405	1,326,777
Nedbank Group Ltd.	12,971	283,102
Netcare Ltd.	52,429	102,887
Common Stocks - continued
	Shares	Value
South Africa - continued
Northam Platinum Ltd.	18,023	$ 55,884
Pick 'n Pay Stores Ltd.	15,224	77,853
Pretoria Portland Cement Co. Ltd.	31,475	98,431
Rand Merchant Insurance Holdings Ltd.	39,975	88,108
Redefine Properties Ltd. unit	179,556	199,614
Remgro Ltd.	27,405	466,566
Reunert Ltd.	13,057	126,301
RMB Holdings Ltd.	40,049	177,462
Sanlam Ltd.	112,794	484,675
Sappi Ltd. (a)	29,669	89,091
Sasol Ltd.	34,238	1,420,304
Shoprite Holdings Ltd.	25,919	508,793
Spar Group Ltd.	10,309	149,175
Standard Bank Group Ltd.	74,629	1,028,143
Steinhoff International Holdings Ltd.	76,872	228,511
Tiger Brands Ltd.	9,960	320,468
Transportation Hex Group Ltd. (a)	136	51
Truworths International Ltd.	28,673	357,912
Vodacom Group Ltd.	22,591	262,065
Woolworths Holdings Ltd.	43,489	282,725
TOTAL SOUTH AFRICA		17,043,808
Spain - 1.6%
Abertis Infraestructuras SA	22,796	282,025
Acerinox SA	5,683	56,729
ACS Actividades de Construccion y Servicios SA (e)	9,860	155,893
Amadeus IT Holding SA Class A	18,526	400,839
Banco Bilbao Vizcaya Argentaria SA (e)	295,559	1,926,801
Banco de Sabadell SA (e)	134,276	256,080
Banco Popular Espanol SA (e)	64,867	122,033
Banco Santander SA	17,411	106,041
Banco Santander SA (Spain)	583,118	3,530,701
Bankia SA (e)	45,000	44,184
Cintra Concesiones de Infrastructuras de Transporte SA	25,377	276,331
Criteria CaixaCorp SA (e)	53,830	176,443
Distribuidora Internacional de Alimentacion SA	34,200	169,160
Enagas SA	11,814	204,957
Gas Natural SDG SA	21,645	266,986
Grifols SA (a)	9,343	291,299
Grupo Acciona SA	1,455	63,535
Iberdrola SA	255,870	928,726
Common Stocks - continued
	Shares	Value
Spain - continued
Inditex SA	13,563	$ 1,398,948
International Consolidated Airlines Group SA (a)	44,077	110,417
International Consolidated Airlines Group SA CDI (a)	12,980	32,561
MAPFRE SA (Reg.)	50,316	91,811
Red Electrica Corporacion SA	6,621	262,520
Repsol YPF SA	49,543	792,755
Telefonica SA	256,173	2,905,831
Zardoya Otis SA	11,039	122,921
TOTAL SPAIN		14,976,527
Sweden - 2.2%
Alfa Laval AB	21,718	376,835
ASSA ABLOY AB (B Shares)	20,321	616,743
Atlas Copco AB:
(A Shares)	41,301	930,398
(B Shares)	25,519	512,207
Boliden AB	17,273	263,642
Electrolux AB (B Shares)	15,347	348,660
Elekta AB (B Shares)	5,649	262,736
Getinge AB (B Shares)	12,205	349,245
H&M Hennes & Mauritz AB (B Shares)	59,225	2,191,986
Hexagon AB (B Shares)	14,830	283,924
Holmen AB (B Shares)	3,038	81,616
Husqvarna AB (B Shares)	22,683	116,072
Industrivarden AB Series C	6,973	93,921
Investment AB Kinnevik	13,304	274,271
Investor AB (B Shares)	28,180	588,408
Lundin Petroleum AB (a)	13,867	294,646
Modern Times Group MTG AB (B Shares)	3,058	140,385
Nordea Bank AB	163,477	1,528,845
Ratos AB (B Shares)	12,064	125,063
Sandvik AB	61,522	857,155
Scania AB (B Shares)	18,994	327,894
Securitas AB (B Shares)	21,402	174,347
Skandinaviska Enskilda Banken AB (A Shares)	88,128	648,586
Skanska AB (B Shares)	22,795	344,909
SKF AB (B Shares)	25,200	522,109
SSAB Svenskt Stal AB (A Shares)	8,605	70,858
Svenska Cellulosa AB (SCA) (B Shares)	36,287	617,887
Svenska Handelsbanken AB (A Shares)	30,602	1,064,668
Swedbank AB (A Shares)	51,397	896,338
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedish Match Co. AB	13,553	$ 571,364
Tele2 AB (B Shares)	19,296	319,772
Telefonaktiebolaget LM Ericsson (B Shares)	188,410	1,749,543
TeliaSonera AB	134,754	892,660
Volvo AB (B Shares)	87,704	1,085,233
TOTAL SWEDEN		19,522,926
Switzerland - 5.7%
ABB Ltd. (Reg.)	136,977	2,381,543
Actelion Ltd.	6,657	304,451
Adecco SA (Reg.)	8,284	364,859
Aryzta AG	5,475	272,264
Baloise Holdings AG	3,083	203,839
Banque Cantonale Vaudoise (Bearer)	150	76,629
Barry Callebaut AG	100	90,392
Compagnie Financiere Richemont SA Series A	32,706	1,857,572
Credit Suisse Group	72,785	1,239,174
GAM Holding Ltd.	13,086	144,760
Geberit AG (Reg.)	2,422	476,313
Givaudan SA	504	490,681
Holcim Ltd. (Reg.)	14,362	848,804
Julius Baer Group Ltd.	12,532	449,268
Kuehne & Nagel International AG	3,455	393,876
Lindt & Spruengli AG	7	250,947
Lindt & Spruengli AG (participation certificate)	52	161,119
Lonza Group AG	3,134	141,757
Nestle SA	205,079	12,613,947
Novartis AG	143,064	8,400,583
Pargesa Holding SA	1,457	87,975
Partners Group Holding AG	863	157,608
Roche Holding AG (participation certificate)	43,751	7,766,105
Schindler Holding AG:
(participation certificate)	2,883	337,526
(Reg.)	1,297	152,244
SGS SA (Reg.)	334	669,163
Sika AG (Bearer)	142	265,441
Sonova Holding AG Class B	3,067	290,427
Straumann Holding AG	521	70,015
Sulzer AG (Reg.)	1,619	209,609
Swatch Group AG:
(Bearer)	1,950	776,365
(Reg.)	2,578	180,352
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Life Holding AG	2,039	$ 195,588
Swiss Prime Site AG	3,014	252,376
Swiss Re Ltd.	21,954	1,379,574
Swisscom AG	1,465	587,321
Syngenta AG (Switzerland)	5,903	2,012,817
Transocean Ltd. (Switzerland)	21,889	1,042,098
UBS AG	227,428	2,392,547
Zurich Financial Services AG	9,157	2,041,871
TOTAL SWITZERLAND		52,029,800
Taiwan - 2.5%
Acer, Inc.	135,013	124,461
Advanced Semiconductor Engineering, Inc.	340,947	262,543
Advantech Co. Ltd.	22,400	79,679
Asia Cement Corp.	124,475	158,192
ASUSTeK Computer, Inc.	43,422	403,909
AU Optronics Corp.	492,000	149,871
Capital Securities Corp.	59,040	20,114
Catcher Technology Co. Ltd.	35,000	169,506
Cathay Financial Holding Co. Ltd.	432,919	429,449
Chang Hwa Commercial Bank	249,190	135,665
Cheng Shin Rubber Industry Co. Ltd.	99,400	264,934
Cheng Uei Precision Industries Co. Ltd.	31,270	57,443
Chicony Electronics Co. Ltd.	23,093	44,736
Chimei Innolux Corp. (a)	317,341	101,223
China Airlines Ltd.	190,835	79,674
China Development Finance Holding Corp.	799,819	188,067
China Life Insurance Co. Ltd.	126,639	123,509
China Motor Co. Ltd.	39,000	33,412
China Petrochemical Development Corp.	86,000	71,092
China Steel Corp.	737,235	656,223
Chinatrust Financial Holding Co. Ltd.	615,103	369,801
Chunghwa Picture Tubes, Ltd. (a)	551	16
Chunghwa Telecom Co. Ltd.	237,400	709,730
Clevo Co. Ltd.	44,000	58,123
Compal Electronics, Inc.	268,394	252,796
CTCI Corp.	45,000	84,018
Delta Electronics, Inc.	109,000	369,522
E Ink Holdings, Inc.	64,000	62,418
E.Sun Financial Holdings Co. Ltd.	210,324	115,559
Epistar Corp.	42,000	78,838
Eternal Chemical Co. Ltd.	22,260	16,952
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp.	92,100	$ 54,140
Evergreen Marine Corp. (Taiwan)	82,199	45,300
Everlight Electronics Co. Ltd.	28,000	44,142
Far Eastern Department Stores Co. Ltd.	70,246	74,375
Far Eastern Textile Ltd.	173,487	194,985
Far EasTone Telecommunications Co. Ltd.	101,000	255,030
Farglory Land Development Co. Ltd.	26,000	42,248
Feng Hsin Iron & Steel Co.	12,000	19,158
First Financial Holding Co. Ltd.	373,268	228,150
Formosa Chemicals & Fibre Corp.	194,000	514,482
Formosa International Hotel Corp.	1,100	11,849
Formosa Petrochemical Corp.	72,000	209,218
Formosa Plastics Corp.	250,000	693,053
Formosa Taffeta Co. Ltd.	50,000	43,754
Foxconn Technology Co. Ltd.	42,191	150,078
Fubon Financial Holding Co. Ltd.	326,198	343,194
Giant Manufacturing Co. Ltd.	18,042	99,430
Highwealth Construction Corp.	30,000	46,844
HIWIN Technologies Corp.	8,150	75,539
Hon Hai Precision Industry Co. Ltd. (Foxconn)	567,252	1,602,856
Hotai Motor Co. Ltd.	16,000	107,415
HTC Corp.	46,057	449,187
Hua Nan Financial Holdings Co. Ltd.	288,684	163,915
Inotera Memories, Inc. (a)	154,257	29,316
Inventec Corp.	142,209	42,701
Kinsus Interconnect Technology Corp.	20,000	56,379
Largan Precision Co. Ltd.	6,000	123,246
Lee Chang Yung Chemical Industry Corp.	36,969	50,008
Lite-On Technology Corp.	132,309	166,822
Macronix International Co. Ltd.	251,191	62,336
MediaTek, Inc.	61,007	519,599
Mega Financial Holding Co. Ltd.	475,420	386,656
Motech Industries, Inc.	8,060	8,790
Nan Ya Plastics Corp.	291,000	568,587
Nan Ya Printed Circuit Board Corp.	10,090	15,401
Nankang Rubber Tire Co. Ltd.	20,376	28,720
Novatek Microelectronics Corp.	27,000	78,998
Pegatron Corp.	109,652	143,932
Phison Electronics Corp.	9,199	75,276
Pou Chen Corp.	118,240	107,222
Powerchip Technology Corp. (a)	840	15
Powertech Technology, Inc.	48,700	98,408
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	34,000	$ 178,290
Quanta Computer, Inc.	158,000	413,734
Radiant Opto-Electronics Corp.	25,000	98,530
Realtek Semiconductor Corp.	33,080	57,564
Richtek Technology Corp.	5,050	28,168
Ruentex Development Co. Ltd.	37,622	64,086
Ruentex Industries Ltd.	35,754	70,457
Shin Kong Financial Holding Co. Ltd. (a)	326,995	99,933
Siliconware Precision Industries Co. Ltd.	191,000	210,420
SIMPLO Technology Co. Ltd.	14,971	85,006
Sino-American Silicon Products, Inc.	28,400	35,334
Sinopac Holdings Co.	387,493	167,603
Standard Foods Corp.	17,360	46,502
Synnex Technology International Corp.	72,496	158,600
Taishin Financial Holdings Co. Ltd.	361,365	147,250
Taiwan Business Bank	270,549	79,339
Taiwan Cement Corp.	201,110	234,427
Taiwan Cooperative Financial Holding Co. Ltd.	220,022	134,115
Taiwan Fertilizer Co. Ltd.	41,000	97,502
Taiwan Glass Industry Corp.	62,210	59,218
Taiwan Mobile Co. Ltd.	106,400	351,824
Taiwan Semiconductor Manufacturing Co. Ltd.	1,534,000	4,159,501
TECO Electric & Machinery Co. Ltd.	99,000	63,156
Transcend Information, Inc.	8,000	21,643
Tripod Technology Corp.	28,880	65,785
TSRC Corp.	39,710	90,853
Tung Ho Steel Enterprise Corp.	32,000	28,804
U-Ming Marine Transport Corp.	42,000	65,932
Unified-President Enterprises Corp.	238,170	400,927
Unimicron Technology Corp.	78,000	87,796
United Microelectronics Corp.	787,000	329,118
Walsin Lihwa Corp.	258,000	78,072
Wan Hai Lines Ltd.	47,850	23,733
Wintek Corp.	77,597	34,082
Wistron Corp.	117,304	126,746
WPG Holding Co. Ltd.	73,107	77,893
Yang Ming Marine Transport Corp.	45,100	18,528
Yuanta Financial Holding Co. Ltd.	492,157	230,134
Yulon Motor Co. Ltd.	45,000	79,058
TOTAL TAIWAN		22,501,892
Common Stocks - continued
	Shares	Value
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	56,000	$ 355,895
Bangkok Bank Public Co. Ltd.	36,700	242,568
Bangkok Bank Public Co. Ltd. (For. Reg.)	49,700	328,491
Bank of Ayudhya PCL	82,500	85,200
Bank of Ayudhya PCL (For. Reg.)	47,700	49,261
Banpu PCL (For. Reg.)	7,000	88,974
BEC World PCL (For. Reg.)	51,900	92,767
C.P. ALL PCL (For. Reg.)	264,500	285,764
Charoen Pokphand Foods PCL (For. Reg.)	190,200	200,958
Glow Energy PCL (For. Reg.)	33,300	64,283
Indorama Ventures PCL (For. Reg.)	97,500	92,171
IRPC Public Co. Ltd. (For. Reg.)	565,500	65,050
Kasikornbank PCL	39,000	219,352
Kasikornbank PCL (For. Reg.)	74,000	416,206
Krung Thai Bank PCL (For. Reg.)	151,100	78,743
PTT Exploration and Production PCL (For. Reg.)	70,600	340,998
PTT Global Chemical PCL	23,500	44,245
PTT Global Chemical PCL (For. Reg.)	88,186	166,032
PTT PCL	4,400	45,580
PTT PCL (For. Reg.)	50,700	525,205
Siam Cement PCL	9,100	100,918
Siam Cement PCL (For. Reg.)	16,800	186,311
Siam Commercial Bank PCL	7,600	38,761
Siam Commercial Bank PCL (For. Reg.)	92,800	473,289
Thai Oil PCL (For. Reg.)	43,400	81,366
TOTAL THAILAND		4,668,388
Turkey - 0.4%
Akbank T.A.S.	113,577	427,769
Anadolu Efes Biracilik ve Malt Sanayii A/S	13,301	180,820
Arcelik A/S	12,812	63,530
Asya Katilim Bankasi A/S (a)	12,846	13,813
Bim Birlesik Magazalar A/S JSC	6,271	272,523
Coca-Cola Icecek A/S	4,062	63,142
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,694	34,214
Enka Insaat ve Sanayi A/S	21,583	62,530
Eregli Demir ve Celik Fabrikalari T.A.S.	61,784	67,813
Ford Otomotiv Sanayi A/S	3,364	32,331
Haci Omer Sabanci Holding A/S	51,502	226,111
Koc Holding A/S	43,801	170,826
Koza Altin Isletmeleri A/S	3,700	73,182
TAV Havalimanlari Holding A/S	11,204	61,424
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri A/S	7,754	$ 171,077
Turk Hava Yollari AO	39,108	74,736
Turk Sise ve Cam Fabrikalari A/S	20,448	28,481
Turk Telekomunikasyon A/S	27,303	105,570
Turkcell Iletisim Hizmet A/S (a)	48,623	270,698
Turkiye Garanti Bankasi A/S	146,926	573,018
Turkiye Halk Bankasi A/S	20,361	174,700
Turkiye Is Bankasi A/S Series C	96,507	282,824
Turkiye Vakiflar Bankasi TAO	48,974	102,595
Yapi ve Kredi Bankasi A/S (a)	58,263	120,431
TOTAL TURKEY		3,654,158
United Kingdom - 14.9%
3I Group PLC	62,427	203,974
Aberdeen Asset Management PLC	54,684	221,457
Admiral Group PLC	11,695	200,229
Aggreko PLC	17,069	546,473
AMEC PLC	20,244	354,848
Anglo American PLC (United Kingdom)	83,119	2,476,044
Antofagasta PLC	25,308	425,360
ARM Holdings PLC	83,683	723,904
Associated British Foods PLC	22,572	444,138
AstraZeneca PLC (United Kingdom)	79,520	3,713,749
Aviva PLC	182,201	834,334
Babcock International Group PLC	21,736	292,566
BAE Systems PLC	201,102	973,955
Balfour Beatty PLC	45,847	208,384
Barclays PLC	723,457	1,884,175
BG Group PLC	211,451	4,183,826
BHP Billiton PLC	132,219	3,855,359
BP PLC	1,180,942	7,841,377
British American Tobacco PLC (United Kingdom)	122,512	6,507,167
British Land Co. PLC	52,760	442,137
British Sky Broadcasting Group PLC	69,890	780,736
BT Group PLC	485,071	1,650,318
Bunzl PLC	19,674	343,623
Burberry Group PLC	27,895	548,439
Capita Group PLC	39,465	439,933
Capital Shopping Centres Group PLC	39,177	197,846
Carnival PLC	11,034	370,106
Centrica PLC	321,444	1,597,604
Cobham PLC	68,756	250,633
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Compass Group PLC	118,627	$ 1,274,957
Croda International PLC	8,434	310,746
Diageo PLC	155,828	4,165,243
Eurasian Natural Resources Corp. PLC	12,989	80,034
Evraz PLC	24,241	90,265
Fresnillo PLC	11,506	262,658
G4S PLC (United Kingdom)	84,697	329,192
GKN PLC	97,244	320,784
GlaxoSmithKline PLC	314,481	7,236,133
Hammerson PLC	44,957	326,420
HSBC Holdings PLC (United Kingdom)	1,120,543	9,361,141
ICAP PLC	35,347	176,453
IMI PLC	19,533	251,736
Imperial Tobacco Group PLC	62,446	2,427,089
Inmarsat PLC	29,174	224,860
InterContinental Hotel Group PLC	17,920	442,727
Intertek Group PLC	10,287	440,952
Invensys PLC	45,235	170,850
Investec PLC	34,089	201,440
ITV PLC	237,743	281,423
J Sainsbury PLC	78,505	397,931
Johnson Matthey PLC	13,716	468,801
Kazakhmys PLC	11,476	126,848
Kingfisher PLC	150,666	630,239
Land Securities Group PLC	48,510	600,846
Legal & General Group PLC	367,434	734,504
Lloyds Banking Group PLC (a)	2,581,040	1,224,184
London Stock Exchange Group PLC	11,163	169,681
Lonmin PLC	9,079	99,357
Man Group PLC	116,113	145,001
Marks & Spencer Group PLC	98,558	515,647
Meggitt PLC	49,995	300,605
Melrose PLC	75,267	260,324
National Grid PLC	221,582	2,298,426
Next PLC	10,780	544,057
Old Mutual PLC	303,724	750,957
Pearson PLC	50,762	950,352
Prudential PLC	158,711	1,888,635
Reckitt Benckiser Group PLC	40,971	2,252,770
Reed Elsevier PLC	74,889	631,691
Rexam PLC	55,331	376,932
Rio Tinto PLC	84,221	3,878,536
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rolls-Royce Group PLC	116,544	$ 1,554,063
Royal & Sun Alliance Insurance Group PLC	223,276	381,219
Royal Bank of Scotland Group PLC (a)	127,045	425,836
Royal Dutch Shell PLC:
Class A (Netherlands)	92,610	3,154,298
Class A (United Kingdom)	134,031	4,554,771
Class B (United Kingdom)	166,667	5,862,969
SABMiller PLC	59,377	2,566,608
Sage Group PLC	82,216	370,594
Schroders PLC	7,688	154,648
Scottish & Southern Energy PLC	58,530	1,204,891
Segro PLC	43,566	161,678
Serco Group PLC	30,011	271,259
Severn Trent PLC	14,115	381,746
Smith & Nephew PLC	56,282	576,050
Smiths Group PLC	24,638	412,168
Standard Chartered PLC (United Kingdom)	148,361	3,406,541
Standard Life PLC	148,895	564,704
Tate & Lyle PLC	29,408	304,308
Tesco PLC	500,859	2,497,950
The Weir Group PLC	12,482	323,882
TUI Travel PLC	29,613	84,825
Tullow Oil PLC	56,610	1,144,952
Unilever PLC	79,846	2,862,993
United Utilities Group PLC	43,384	464,574
Vedanta Resources PLC	5,499	84,147
Vodafone Group PLC	3,103,535	8,882,116
Whitbread PLC	11,156	373,606
WM Morrison Supermarkets PLC	145,486	632,522
Xstrata PLC	129,688	1,724,453
TOTAL UNITED KINGDOM		135,518,492
United States of America - 0.0%
Southern Copper Corp.	10,097	325,931
TOTAL COMMON STOCKS (Cost $931,536,915)		885,207,072
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Banco Davivienda SA	4,200	50,763
Grupo Aval Acciones Y Val SA	78,300	52,867
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
Grupo de Inversiones Suramerica	3,700	$ 67,513
Inversiones Argos SA	9,012	86,494
TOTAL COLOMBIA		257,637
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,590	179,380
Henkel AG & Co. KGaA	11,238	808,893
Porsche Automobil Holding SE (Germany)	9,629	497,833
ProSiebenSat.1 Media AG	5,268	110,838
RWE AG (non-vtg.)	3,046	108,124
Volkswagen AG	8,814	1,507,420
TOTAL GERMANY		3,212,488
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	416,118	289,698
Korea (South) - 0.1%
Hyundai Motor Co.	1,371	80,514
Hyundai Motor Co. Series 2	3,391	224,633
LG Chemical Ltd.	624	53,312
Samsung Electronics Co. Ltd.	1,191	852,166
TOTAL KOREA (SOUTH)		1,210,625
Russia - 0.1%
AK Transneft OAO (a)	98	156,649
Sberbank (Savings Bank of the Russian Federation) (a)	55,175	108,353
Surgutneftegaz JSC	472,517	274,744
TOTAL RUSSIA		539,746
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,207,750)		5,510,194
Nonconvertible Bonds - 0.0%
	Principal Amount
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (d) (Cost $253)	11,184	992
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 8/16/12 to 12/27/12 (g) (Cost $4,198,622)	$ 4,200,000	$ 4,198,975
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	3,930,847	3,930,847
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,830,378	25,830,378
TOTAL MONEY MARKET FUNDS (Cost $29,761,225)		29,761,225
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $970,704,765)		924,678,458
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(16,018,837)
NET ASSETS - 100%		$ 908,659,621
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
170 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 12,109,100	$ 473,798
90 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	4,254,750	132,595
11 TME S&P/TSX 60 Index Contracts	Sept. 2012	1,456,868	15,157
TOTAL EQUITY INDEX CONTRACTS		$ 17,820,718	$ 621,550

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,742 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,891.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,324
Fidelity Securities Lending Cash Central Fund	389,613
Total	$ 412,937
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,687,417	$ 54,443,009	$ 28,244,408	$ -
Consumer Staples	94,448,571	64,501,019	29,944,560	2,992
Energy	97,555,284	56,731,084	40,824,200	-
Financials	215,230,543	159,913,320	55,317,223	-
Health Care	66,753,316	23,572,211	43,181,105	-
Industrials	94,452,699	60,193,222	34,217,835	41,642
Information Technology	56,178,025	26,445,755	29,732,270	-
Materials	96,423,006	66,266,046	30,156,960	-
Telecommunication Services	54,200,123	25,034,195	29,165,928	-
Utilities	32,788,282	26,211,336	6,576,946	-
Corporate Bonds	992	-	992	-
U.S. Government and Government Agency Obligations	4,198,975	-	4,198,975	-
Money Market Funds	29,761,225	29,761,225	-	-
Total Investments in Securities:	$ 924,678,458	$ 593,072,422	$ 331,561,402	$ 44,634
Derivative Instruments:
Assets
Futures Contracts	$ 621,550	$ 621,550	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 209,055
Level 2 to Level 1	$ 88,736,388
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $970,710,945. Net unrealized depreciation aggregated $46,032,487, of which $58,451,803 related to appreciated investment securities and $104,484,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012